UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23449

Mutual of America Variable Insurance Portfolios, Inc.

(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y. 10022

(Address of principal executive offices) (Zip code)

James J. Roth

Chairman of the Board, President and Chief Executive Officer

Mutual of America Variable Insurance Portfolios, Inc.

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 224-1600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders follows:

JUNE 30, 2021

Semi-Annual Reports of Mutual of America Variable Insurance Portfolios

This report is not to be construed as an offering for sale of any Variable Policy. No offering is made except in conjunction with a prospectus, which must precede or accompany this report.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

We are pleased to present the Mutual of America Variable Insurance Portfolios, Inc. (the “Investment Company”) Semi-Annual Report. The Investment Company’s Portfolios launched on January 24, 2020. This Report includes important information regarding the performance and financial position of the Investment Company’s Portfolios for the six months ended June 30, 2021.

Vaccines and Jobs Drive Optimism

U.S. investors have been extremely optimistic about the financial markets during the first six months of 2021. Much of the strength in the financial markets is due to the approval and rollout of several COVID-19 vaccines. Those vaccines have allowed Americans to resume their lives and return to relative normalcy as restrictions on most businesses throughout the country have been lifted or relaxed. With more than 50% of the U.S. population fully vaccinated, it will be difficult for federal, state or local governments to reimpose broad lockdowns, as these would likely have a meaningful negative economic impact.

In addition, during the first half of this year, the consumer balance sheet has proven to be quite strong. Personal saving peaked this year in March at 26.9% which is significantly higher than pre-pandemic levels in March 2019 of 8.0%. While 6.2 million people reported in June that they were unable to work because their employer closed or lost business due to the pandemic, this is down from 7.9 million in May and is a vast improvement from the double-digit levels experienced last year. Given the general financial health of the consumer and the improving employment situation, the economy is likely to be robust for the foreseeable future.

Market Snapshot

With the backdrop of a strong U.S. economy, equity markets in the second quarter of 2021 added to the gains achieved in the first quarter. Overall, the S&P 500® Index reached all-time highs on 34 occasions in the first half of 2021. The best returns for the second quarter and year to date were in the cyclical, sensitive sectors, such as energy and financials. However, all domestic and international equities posted mid-to-high single-digit returns for the second quarter alone and high single- to double-digit returns for the year to date. Through June 30, 2021, U.S. equity markets outperformed international equity markets, reflecting the earlier vaccination adoption success in the U.S. It is also worth noting that U.S. small-cap stocks were the best-performing segment of the equity market during the first half of 2021, given their high operating leverage to the reopening of the economy.

In the fixed income markets, the 10-year U.S. Treasury bond rose to 1.76% at the start of the second quarter, as investors worried that strong consumer demand and ample monetary and fiscal liquidity would lead to higher levels of inflation. Once again, the U.S. Federal Reserve (Fed) offered reassurance that price increases would only be temporary and that the Fed would be ready to reduce bond purchases if higher levels of inflation were to evolve. By the end of the quarter, the fixed income markets settled down, and the 10-year Treasury yield had retreated to 1.47%.

Outlook

As this summer has progressed, the Delta variant of the coronavirus has proven quite transmissible, especially among non-vaccinated individuals, leading to a spike in infections in pockets of the U.S. However, as long as the Delta variant can be contained, the economy should remain on strong footing given the strength in consumer spending, declining unemployment levels and moderate levels of inflation. If that is the case, the economic expansion should continue throughout the balance of the year, which would likely continue to boost the already strong equity markets.

The total return performance (net of investment management and other operating expenses) for each of the Investment Company Portfolios is reflected below:

Total Returns — Six Months Ended June 30, 2021

Equity Index Portfolio	+15.18%
All America Portfolio	+16.46%
Small Cap Value Portfolio	+25.27%
Small Cap Growth Portfolio	+ 9.93%
Small Cap Equity Index Portfolio	+23.42%
Mid Cap Value Portfolio	+22.14%
Mid-Cap Equity Index Portfolio	+17.52%
International Portfolio	+ 9.27%
Retirement Income Portfolio	+ 3.37%

Total Returns — Six Months Ended June 30, 2021
2015 Retirement Portfolio	+ 4.57%
2020 Retirement Portfolio	+ 6.08%
2025 Retirement Portfolio	+ 7.73%
2030 Retirement Portfolio	+ 9.90%
2035 Retirement Portfolio	+11.38%
2040 Retirement Portfolio	+12.49%
2045 Retirement Portfolio	+12.87%
2050 Retirement Portfolio	+13.25%
2055 Retirement Portfolio	+13.54%
2060 Retirement Portfolio	+13.40%
Conservative Allocation Portfolio	+ 4.60%
Moderate Allocation Portfolio	+ 8.74%
Aggressive Allocation Portfolio	+11.80%
Money Market Portfolio	- 0.08%
Mid-Term Bond Portfolio	- 0.89%
Bond Portfolio	- 2.29%

The above performance figures do not reflect the deduction of respective Separate Account fees and expenses imposed by Mutual of America Life Insurance Company. All Portfolio performances presented throughout this report are historical, reflect the full reinvestment of dividends paid, and should not be considered indicative of future results.

The pages that immediately follow include brief discussions of each Portfolio’s performance for the six months ended June 30, 2021, compared to its relevant index.

Following the discussions are the graphical representations of the asset allocations of each Portfolio and an illustration of each Portfolio’s operating expenses. The portfolios of each Portfolio and financial statements are presented in the pages that follow.

Thank you for your continued investment in our Portfolios.

Sincerely,

James J. Roth

Chairman of the Board,

President and Chief Executive Officer

Mutual of America Variable Insurance Portfolios, Inc.

The views expressed in this Semi-Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward-looking statements which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

S&P® and S&P 500® are trademarks of Standard & Poor’s Financial Services LLC.

EQUITY INDEX PORTFOLIO (Unaudited)

The Equity Index Portfolio’s objective is to replicate the performance of the S&P 500® Index (S&P 500), which consists of 500 stocks chosen by Standard & Poor’s for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ, with each stock’s weight in the index proportionate to its market value. The weightings make each company’s influence on the S&P 500’s performance directly proportional to that company’s market value.

The Equity Index Portfolio’s performance for the six months ended June 30, 2021, was 15.26% before expenses and 15.18% after expenses. The benchmark returned 15.25%. Note that the Equity Index Portfolio’s performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

ALL AMERICA PORTFOLIO (Unaudited)

The investment objective of the All America Portfolio is to outperform the S&P 500® Index (S&P 500). The All America Portfolio is approximately 60% passively invested in the 500 stocks that comprise the S&P 500, with the remaining 40% actively managed, comprised of 20% mid-cap capitalization stocks and 20% small cap stocks, thus providing exposure to all levels of market capitalization among domestic stocks.

For the six months ended June 30, 2021, the S&P 500 of large capitalization stocks increased by 15.25% on a total return basis, while the Russell® Midcap Core Index was up 16.25% and the Russell Midcap® Value Index was up 19.45%. The Russell 2000® Growth Index up 8.98% and the Russell 2000® Value Index up 26.69%.

The All America Portfolio’s return for the six months ended June 30, 2021, before expenses was 16.76% and 16.46% after expenses versus the benchmark return of 15.25%.

SMALL CAP VALUE PORTFOLIO (Unaudited)

The investment objective of the Small Cap Value Portfolio is capital appreciation. The Small Cap Value Portfolio generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the six months ended June 30, 2021, the Small Cap Value Portfolio returned 25.77% before expenses and 25.27% after expenses versus a 26.69% return for the Russell 2000® Value Index. Within the benchmark the best performing sectors were Energy and Retail, while the worst performing sectors were Utilities and Consumer Staples.

Stock selection was the primary driver of negative performance versus the benchmark. Sectors contributing to Fund performance included Health Care and Technology while sectors detracting from Fund performance included Retail and Real Estate.

SMALL CAP GROWTH PORTFOLIO (Unaudited)

The investment objective of the Small Cap Growth Portfolio is capital appreciation. The Small Cap Growth Portfolio invests in growth stocks within the small capitalization marketplace. The Portfolio returned 10.37% before expenses and 9.93% after expenses for the six months ended June 30, 2021. The Portfolio’s benchmark, the Russell 2000® Growth Index, returned 8.98% for the comparable period.

The majority of our outperformance came from the Consumer Discretionary sector which increased 38% for the first six months of the year compared to this sector in the Russell 2000® Growth Index which increased approximately 25%. The Consumer Discretionary sector was one of the key areas benefitting from the re-opening of the economy.    After Energy, this sector was the second best performing sector in our benchmark.

We struggled in the Industrial sector given the well-above average expected Gross Domestic Product (GDP) growth for 2021. Health Care was also difficult given poor stock selection in the managed care area of healthcare services.

Nonetheless, the portfolio produced a near double digit return for the first six months of the year after a stellar 2020.

SMALL CAP EQUITY INDEX PORTFOLIO (Unaudited)

The Small Cap Equity Index Portfolio invests in the 600 stocks that comprise the S&P SmallCap 600® Index (S&P SmallCap 600). The S&P SmallCap 600 is a market-weighted index of 600 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company’s influence on the S&P SmallCap 600’s performance directly proportional to that company’s market value.

The Small Cap Equity Index Portfolio’s return for the six months ended June 30, 2021, was 23.51% before expenses and 23.42% after expenses. The return of the S&P SmallCap 600 was 23.56%. Note that the performance of the Small Cap Equity Index Portfolio includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

MID CAP VALUE PORTFOLIO (Unaudited)

The investment objective of the Mid Cap Value Portfolio is to outperform the Russell Midcap® Value Index. The Mid Cap Value Portfolio generally invests in companies that are between $1 billion and $20 billion in market capitalization and have lower price-to-book characteristics.

For the six months ended June 30, 2021, the Mid Cap Value Portfolio returned 22.53% before expenses and 22.14% after expenses versus a 19.45% return for the Russell Midcap® Value Index. Within the benchmark the best performing sectors were Energy and Financials, while the worst performing sectors were Utilities and Consumer Staples.

Stock selection was the primary driver of positive performance versus the benchmark. Sectors contributing to Fund performance included Technology and Health Care while sectors detracting from Fund performance included Basic Materials and Real Estate.

MID-CAP EQUITY INDEX PORTFOLIO (Unaudited)

The Mid-Cap Equity Index Portfolio invests in the 400 stocks that comprise the S&P MidCap 400® Index (S&P MidCap 400). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company’s influence on the S&P MidCap 400’s performance directly proportional to that company’s market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The Mid-Cap Equity Index Portfolio’s performance for the six months ended June 30, 2021, was 17.60% before expenses and 17.52% after expenses. The return of the S&P MidCap 400 was 17.59%. Note that the performance of the Mid-Cap Equity Index Portfolio includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

INTERNATIONAL PORTFOLIO (Unaudited)

The International Portfolio seeks capital appreciation by investing, directly or indirectly, mainly in exchange traded Portfolios that invest in stocks of large and mid-cap companies in developed market countries located outside of the United States and Canada that are reflected or contained in the Morgan Stanley Capital International, Inc. Europe, Australasia and Far East® Index (MSCI EAFE® Index). Currently the International Portfolio is invested mainly in exchange traded Portfolios that reflect, replicate or follow the country weightings of the MSCI EAFE® Index. The Portfolio also has invested a small percentage of assets in exchange traded Portfolios that provide exposure to emerging markets and to companies with small market capitalizations in developed market countries.

For the six months ended June 30, 2021, the International Portfolio returned 9.34% before expenses and 9.27% after expenses. The return of the MSCI EAFE benchmark was 8.83%. The Portfolio’s benchmark closes earlier in the day than the actual market for the Portfolio’s investments. This time lag can result in both positive and negative performance differences.

RETIREMENT INCOME PORTFOLIO (Unaudited)

The objective of the Retirement Income Portfolio is current income consistent with the preservation of capital and, to a lesser extent, capital appreciation. The Retirement Income Portfolio invests primarily in the fixed-income Portfolios of the Investment Company and also invests in two equity Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 75% of net assets in fixed-income Portfolios (approximately 35% in the Bond Portfolio, 25% in the Mid-Term Bond Portfolio and 15% in the Money Market Portfolio) and approximately 25% of net assets in equity Portfolios (20% in the Equity Index Portfolio and 5% in the Mid-Cap Equity Index Portfolio) (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2021).

Performance for the Retirement Income Portfolio is compared to the Bloomberg Barclays U.S. Aggregate Bond Index (60% weighting), the FTSE 3-Month Treasury Bill Index (15% weighting) and the S&P 500® Index (25% weighting). For the six months ended June 30, 2021, the Portfolio returned 3.41% before expenses and 3.37% after expenses, versus a 2.68% return in the weighted benchmark.

2015 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2015 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a retirement in 2015. The 2015 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 67% of net assets in fixed-income Portfolios (37% in the Bond Portfolio, 20% in the Mid-Term Bond Portfolio and 10% in the Money Market Portfolio) and approximately 33% of net assets in equity Portfolios (approximately 22% in the Equity Index Portfolio, 6% in the Mid-Cap Equity Index Portfolio and 5% in the International Portfolio) (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2021).

Performance for the 2015 Retirement Portfolio is compared to the Bloomberg Barclays U.S. Aggregate Bond Index (57% weighting), the FTSE 3-Month Treasury Bill Index (10% weighting) and the S&P 500® Index (33% weighting). For the six months ended June 30, 2021, the Portfolio returned 4.60% before expenses and 4.57% after expenses, versus a 3.92% return in the weighted benchmark.

2020 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2020 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a retirement in 2020. The 2020 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 57% of net assets in fixed-income Portfolios (37% in the Bond Portfolio, 15% in the Mid-Term Bond Portfolio and 5% in the Money Market Portfolio) and approximately 43% of net assets in equity Portfolios (approximately 23% in the Equity Index Portfolio, 8% in the Mid-Cap Equity Index Portfolio, 8% in the International Portfolio and 2% each in the Small Cap Growth and Small Cap Value Portfolios) (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2021).

Performance for the 2020 Retirement Portfolio is compared to the Bloomberg Barclays U.S. Aggregate Bond Index (52% weighting), the FTSE 3-Month Treasury Bill Index (5% weighting) and the S&P 500® Index (43% weighting). For the six months ended June 30, 2021, the Portfolio returned 6.11% before expenses and 6.08% after expenses, versus a 5.50% return in the weighted benchmark.

2025 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2025 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2025. The 2025 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 53% of net assets in equity Portfolios (approximately 27% in the Equity Index Portfolio, 12% in the Mid-Cap Equity Index Portfolio, 10% in the International Portfolio and 2% each in the Small Cap Growth and Small Cap Value Portfolios) and approximately 47% of net assets in fixed-income Portfolios (32% in the Bond Portfolio, 10% in the Mid-Term Bond Portfolio and 5% in the Money Market Portfolio) (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2021).

Performance for the 2025 Retirement Portfolio is compared to the S&P 500® Index (53% weighting), the Bloomberg Barclays U.S. Aggregate Bond Index (42% weighting) and the FTSE 3-Month Treasury Bill Index (5% weighting). For the six months ended June 30, 2021, the Portfolio returned 7.76% before expenses and 7.73% after expenses, versus a 7.18% return in the weighted benchmark.

2030 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2030 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2030. The 2030 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 65% of net assets in equity Portfolios (approximately 33% in the Equity Index Portfolio, 15% in the Mid-Cap Equity Index Portfolio, 12% in the International Portfolio 1% in the Small Cap Equity Index Portfolio and 2% each in the Small Cap Growth and Small Cap Value Portfolios) and approximately 35% of net assets in fixed-income Portfolios (25% in the Bond Portfolio, 5% in the Mid-Term Bond Portfolio and 5% in the Money Market Portfolio) (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2021).

Performance for the 2030 Retirement Portfolio is compared to the S&P 500® Index (65% weighting), the Bloomberg Barclays U.S. Aggregate Bond Index (30% weighting) and the FTSE 3-Month Treasury Bill Index (5% weighting). For the period six months ended June 30, 2021, the Portfolio returned 9.93% before expenses and 9.90% after expenses, versus a 9.22% return in the weighted benchmark.

2035 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2035 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2035. The 2035 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 75% of net assets in equity Portfolios (approximately 37% in the Equity Index Portfolio, 16% in the Mid-Cap Equity Index Portfolio, 15% in the International Portfolio, 3% each in the Small Cap Growth and Small Cap Value Portfolios and 1% in the Small-Cap Equity Index Portfolio) and approximately 25% of net assets in the Bond Portfolio (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2021).

Performance for the 2035 Retirement Portfolio is compared to the S&P 500® Index (75% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (25% weighting). For the six months ended June 30, 2021, the Portfolio returned 11.41% before expenses and 11.38% after expenses, versus a 10.86% return in the weighted benchmark.

2040 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2040 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2040. The 2040 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 83% of net assets in equity Portfolios (approximately 41% in the Equity Index Portfolio, 17% in the Mid-Cap Equity Index Portfolio, 17% in the International Portfolio, 3% each in the Small Cap Growth and Small Cap Value Portfolios and 2% in the Small-Cap Equity Index Portfolio) and approximately 17% of net assets in the Bond Portfolio (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2021).

Performance for the 2040 Retirement Portfolio is compared to the S&P 500® Index (83% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (17% weighting). For the six months ended June 30, 2021, the Portfolio returned 12.52% before expenses and 12.49% after expenses, versus a 12.25% return in the weighted benchmark.

2045 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2045 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2045. The 2045 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 86% of net assets in equity Portfolios (approximately 42% in the Equity Index Portfolio, 17% in the Mid-Cap Equity Index Portfolio, 18% in the International Portfolio, 4% each in the Small Cap Growth and Small Cap Value Portfolios and 1% in the Small-Cap Equity Index Portfolio) and approximately 14% of net assets in the Bond Portfolio (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2021).

Performance for the 2045 Retirement Portfolio is compared to the S&P 500® Index (86% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (14% weighting). For the six months ended June 30, 2021, the Portfolio returned 12.90% before expenses and 12.87% after expenses, versus a 12.78% return in the weighted benchmark.

2050 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2050 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2050. The 2050 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 88% of net assets in equity Portfolios (approximately 41% in the Equity Index Portfolio, 18% in the Mid-Cap Equity Index Portfolio, 19% in the International Portfolio, 4% each in the Small Cap Growth and Small Cap Value Portfolios and 2% in the Small-Cap Equity Index Portfolio) and approximately 12% of net assets in the Bond Portfolio (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2021).

Performance for the 2050 Retirement Portfolio is compared to the S&P 500® Index (88% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (12% weighting). For the six months ended June 30, 2021, the Portfolio returned 13.28% before expenses and 13.25% after expenses, versus a 13.13% return in the weighted benchmark.

2055 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2055 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2055. The 2055 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 90% of net assets in equity Portfolios (approximately 40% in the Equity Index Portfolio, 19% in the Mid-Cap Equity Index Portfolio, 20% in the International Portfolio, 5% each in the Small Cap Growth and Small Cap Value Portfolios and 1% in the Small-Cap Equity Index Portfolio) and approximately 10% of net assets in the Bond Portfolio (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2021).

Performance for the 2055 Retirement Portfolio is compared to the S&P 500® Index (90% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (10% weighting). For the six months ended June 30, 2021, the Portfolio returned 13.60% before expenses and 13.54% after expenses, versus a 13.48% return in the weighted benchmark.

2060 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2060 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2060. The 2060 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 92% of net assets in equity Portfolios (approximately 39% in the Equity Index Portfolio, 20% in the Mid-Cap Equity Index Portfolio, 21% in the International Portfolio, 5% each in the Small Cap Growth and Small Cap Value Portfolios and 2% in the Small-Cap Equity Index Portfolio) and approximately 8% of net assets in the Bond (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2021).

Performance for the 2060 Retirement Portfolio is compared to the S&P 500® Index (92% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (8% weighting). For the six months ended June 30, 2021, the Portfolio returned 13.42% before expenses and 13.40% after expenses, versus a 13.83% return in the weighted benchmark.

CONSERVATIVE ALLOCATION PORTFOLIO (Unaudited)

The objective of the Conservative Allocation Portfolio is current income and, to a lesser extent, capital appreciation. The Conservative Allocation Portfolio invests primarily in the fixed-income Portfolios of the Investment Company and also invests in the equity Portfolios of the Investment Company. The Conservative Allocation Portfolio’s target allocation is approximately 65% of net assets in fixed-income Portfolios (approximately 30% in the Bond Portfolio and 35% in the Mid-Term Bond Portfolio) and approximately 35% of net assets in equity Portfolios (approximately 25% in the Equity Index Portfolio, 5% in the Mid-Cap Equity Index Portfolio and 5% in the International Portfolio).

Performance for the Conservative Allocation Portfolio is compared to the Bloomberg Barclays U.S. Aggregate Bond Index (65% weighting) and the S&P 500® Index (35% weighting). For the six months ended June 30, 2021, the Conservative Allocation Portfolio returned 4.61% before expenses and 4.60% after expenses, versus a 4.08% return in the weighted benchmark.

MODERATE ALLOCATION PORTFOLIO (Unaudited)

The objective of the Moderate Allocation Portfolio is capital appreciation and current income. The Moderate Allocation Portfolio invests in the equity and fixed-income Portfolios of the Investment Company. The Moderate Allocation Portfolio’s target allocation is approximately 60% of net assets in equity Portfolios (approximately 35% of its net assets in the Equity Index Portfolio, 15% in the Mid-Cap Equity Index Portfolio and 10% in the International Portfolio) and approximately 40% of net assets in fixed-income Portfolios (approximately 25% of its net assets in the Bond Portfolio and approximately 15% of its net assets in the Mid-Term Bond Portfolio).

Performance for the Moderate Allocation Portfolio is compared to the S&P 500® Index (60% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (40% weighting). For the six months ended June 30, 2021, the Moderate Allocation Portfolio returned 8.75% before expenses and 8.74% after expenses, versus an 8.28% return for the weighted benchmark.

AGGRESSIVE ALLOCATION PORTFOLIO (Unaudited)

The objective of the Aggressive Allocation Portfolio is capital appreciation and, to a lesser extent, current income. The Aggressive Allocation Portfolio invests in the equity and fixed-income Portfolios of the Investment Company. The Aggressive Allocation Portfolio’s target allocation is approximately 80% of net assets in equity Portfolios (approximately

35% of its net assets in the Equity Index Portfolio, 20% in the Mid-Cap Equity Index Portfolio, 5% each in the Small Cap Value Portfolio and Small Cap Growth Portfolios and 15% in the International Portfolio) and approximately 20% of net assets in the Bond Portfolio.

Performance for the Aggressive Allocation Portfolio is compared to the S&P 500® Index (80% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (20% weighting). For the six months ended June 30, 2021, the Aggressive Allocation Portfolio returned 11.81% before expenses and 11.80% after expenses, versus a 11.73% return for the weighted benchmark.

MONEY MARKET PORTFOLIO (Unaudited)

The Money Market Portfolio’s investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. For the six months ended June 30, 2021, the Money Market Portfolio returned 0.02% before expenses and -0.08% after expenses, compared to a 0.03% return for the FTSE 3-Month Treasury Bill Index. Note that the benchmark performance does not reflect any expenses.

The Portfolio’s strategy will continue to focus on quality, liquidity, and maintaining a relatively short weighted average maturity. On June 30, 2021, the Portfolio held 39% in U.S. Treasury Bills, 18% in U.S. agency discount notes and the remainder in commercial paper. The average maturity was 29 days.

The seven-day effective yield as of August 17, 2021, was -0.15%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. government agency insures or guarantees investments in shares of the Money Market Portfolio.

Many of the stimulus measures put into place last year by the Federal Reserve (Fed) to combat the effects of the Covid-19 driven slowdown remain. The emergence and economic impact of the virus prompted the Fed to cut the Fed Funds target twice: an inter-meeting cut of 50 basis points on March 3, 2020 and a 100 basis point, or 1.00% easing on March 15, 2020. These actions returned the target range to 0-0.25%, a level first seen during the Global Financial Crisis of 2008-2009. This range is expected to persist into 2022 or 2023. Additionally, the Fed pledged to increase its’ holdings of Treasury securities by at least $80 billion per month and of agency mortgage-backed securities by at least $40 billion per month until progress had been made toward the goals of maximum employment and price stability. These asset purchases help foster smooth market functioning and accommodative financial conditions which supports the flow of credit to households and businesses.

In a departure from historic practice, following the September 2020 meeting, the Fed indicated that it would allow any future inflation to exceed its’ 2% target for a longer period of time relative to the past before taking action to quell price advances by raising rates. This practice has come to be known as FAIT, Flexible Average Inflation Targeting.

MID-TERM BOND PORTFOLIO (Unaudited)

The Mid-Term Bond Portfolio seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. Under normal circumstances, the portfolio emphasizes corporate issues, particularly BBB-rated bonds, in order to capture incremental income. At this time, we’ve chosen to add U.S. Treasury and U.S. agency exposure to increase the overall quality of the Portfolio. The objective of the Portfolio is to maintain a maturity profile similar to that of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index benchmark. To achieve the duration target, intermediate corporate and U.S. Treasury maturities are emphasized. In addition, the Portfolio’s corporate positions will remain highly diversified in order to help shield the portfolio from any credit risks.

For the six months ended June 30, 2021, the Mid-Term Bond Portfolio returned -0.67% before expenses and -0.89% after expenses versus a -0.90% return of the Bloomberg Barclays Intermediate U.S. Government/Credit Bond Index during the same period. The portfolio’s short duration positioning aided the outperformance.

BOND PORTFOLIO (Unaudited)

The Bond Portfolio’s primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. It does this by investing primarily in investment grade publicly traded debt securities. A secondary objective is preservation of capital. The securities held by the Bond Portfolio include corporate, U.S. agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

Over the long term, the Bond Portfolio’s strategy is to overweight corporate bonds, underweight U.S. Treasuries, and market weight mortgage-backed securities. The portfolio’s aim is to maintain a similar maturity profile to the benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, with an overweighting of BBB-rated issuers. To achieve the duration target, intermediate corporate and longer U.S. Treasury maturities are emphasized. The Bond Portfolio also stresses diversification in order to protect it from unexpected credit events. Few corporate holdings exceed one-half of one percent of the Portfolio’s value. We will maintain this extreme diversification as part of our risk control.

The fixed income market posted negative returns for the first half of the year. The benchmark returned -1.60% for six months ended June 30, 2021. The Bond Portfolio returned -2.07% before expenses and -2.29% after expenses during the same period. The Portfolio’s underperformance can be attributed to its’ exposure to Treasuries with long maturities, a sector that did not do well through June. In our view, the overall market has become too comfortable with risk taking. In keeping with our objective of preserving capital, we maintained our “up-in-quality” stance through this period and will continue to do so for the time being.

Many of the stimulus measures put into place last year by the Federal Reserve (Fed) to combat the effects of the Covid-19 driven slowdown remain. The emergence and economic impact of the virus prompted the Fed to cut the Fed Funds target twice: an inter-meeting cut of 50 basis points on March 3, 2020 and a 100 basis point, or 1.00% easing on March 15, 2020. These actions returned the target range to 0-0.25%, a level first seen during the Global Financial Crisis of 2008-2009. This range is expected to persist into 2022 or 2023. Additionally, the Fed pledged to increase its’ holdings of Treasury securities by at least $80 billion per month and of agency mortgage-backed securities by at least $40 billion per month until progress had been made toward the goals of maximum employment and price stability. These asset purchases help foster smooth market functioning and accommodative financial conditions which supports the flow of credit to households and businesses.

In a departure from historic practice, following the September 2020 meeting, the Fed indicated that it would allow any future inflation to exceed its’ 2% target for a longer period of time relative to the past before taking action to quell price advances by raising rates. This practice has come to be known as FAIT, Flexible Average Inflation Targeting.

This year has given the Fed ample opportunity to be patient as inflation, measured by the Consumer Price Index (CPI), has risen from 1.4% year-over-year (YoY) in January to 5.4% YoY in June. Fed expectations and statements that the inflation increase is transitory have had a direct and measurable effect on the markets.

Treasury yields experienced a strong updraft in the first quarter as inflation concerns drove rates higher and the yield curve steeper. From December 31, 2020 to March 31, 2021 Two-year Treasury yields rose just 4 basis points, or 0.04%, while the Ten-year yields rose 83 basis points. To put that into perspective, an 83 basis points rise in Ten-year Treasury yields equates to about a 7% loss.

The second quarter brought a reversal of both the rise in yields and the steepening of curve as long rates fell even as short rates, in anticipation of Fed action in 2023, rose slightly. It is not coincidental that rates peaked in March as the Fed became increasingly insistent that inflation is transitory and that expectations of the path of the removal of stimulus measures should be considered through that lens.

Investment grade spreads were similarly affected by the Fed’s stance that inflation is temporary and that no immediate action is required. Spreads entered 2021 close to post-economic crisis tights and exited the second quarter at levels last seen in 2005. Market considerations that the Fed would be forced to start to withdraw stimulus pushed spreads wider through March. However, Fed indications of a preference to continue as is gave a bid to corporate bonds, especially in longer dated securities, and the first half of 2021 finished the year with spreads at the tightest closing level since March 2005.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

ASSET ALLOCATIONS AS OF JUNE 30, 2021 (Unaudited)

Equity Index Portfolio

All America Portfolio

Small Cap Value Portfolio

Small Cap Growth Portfolio

Small Cap Equity Index Portfolio

Mid Cap Value Portfolio

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

ASSET ALLOCATIONS AS OF JUNE 30, 2021 (Unaudited) (Continued)

Mid-Cap Equity Index Portfolio

International Portfolio

Retirement Income Portfolio

2015 Retirement Portfolio

2020 Retirement Portfolio

2025 Retirement Portfolio

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

ASSET ALLOCATIONS AS OF JUNE 30, 2021 (Unaudited) (Continued)

2030 Retirement Portfolio

2035 Retirement Portfolio

2040 Retirement Portfolio

2045 Retirement Portfolio

2050 Retirement Portfolio

2055 Retirement Portfolio

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

ASSET ALLOCATIONS AS OF JUNE 30, 2021 (Unaudited) (Continued)

2060 Retirement Portfolio

Conservative Allocation Portfolio

Moderate Allocation Portfolio

Aggressive Allocation Portfolio

Money Market Portfolio

Mid-Term Bond Portfolio

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

ASSET ALLOCATIONS AS OF JUNE 30, 2021 (Unaudited) (Continued)

Bond Portfolio

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Variable Insurance Portfolios, you incur ongoing costs, including management fees and other Portfolio expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees. Additionally, Mutual of America Capital Management LLC, the Portfolios’ Adviser, has contractually agreed to reimburse the Portfolios’ expenses to the extent that the Total Annual Operating Expenses exceed the rate in the table below (excluding any Acquired Fund Fees, as applicable, and any extraordinary expenses that may arise and charges incurred in trading portfolio securities) from inception of the Portfolios through April 30, 2023. From May 1, 2023 through the termination of the agreement, the Adviser will reimburse Other Expenses to the extent that Other Expenses exceed 0.15%. This contractual obligation may not be terminated before April 30, 2030, and will continue for succeeding 12 month periods thereafter, unless terminated by either the Investment Company or the Adviser upon proper notice.

Total Annual Portfolio Operating Expenses after Expense Reimbursement through April 30, 2023

Equity Index Portfolio	0.14%
All America Portfolio	0.52%
Small Cap Value Portfolio	0.81%
Small Cap Growth Portfolio	0.81%
Small Cap Equity Index Portfolio	0.15%
Mid Cap Value Portfolio	0.65%
Mid-Cap Equity Index Portfolio	0.14%
International Portfolio	0.13%
Retirement Income Portfolio	0.08%
2015 Retirement Portfolio	0.07%
2020 Retirement Portfolio	0.07%
2025 Retirement Portfolio	0.06%
2030 Retirement Portfolio	0.06%
2035 Retirement Portfolio	0.07%
2040 Retirement Portfolio	0.07%
2045 Retirement Portfolio	0.07%
2050 Retirement Portfolio	0.07%
2055 Retirement Portfolio	0.11%
2060 Retirement Portfolio	0.05%
Conservative Allocation Portfolio	0.02%
Moderate Allocation Portfolio	0.02%
Aggressive Allocation Portfolio	0.02%
Money Market Portfolio	0.20%
Mid-Term Bond Portfolio	0.45%
Bond Portfolio	0.45%

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual Portfolios. The Example is based on an investment of $1,000 invested at January 1, 2021 and held for the entire period ending June 30, 2021 under the expense reimbursement agreement in effect during that period as described above.

The estimate of expenses does not include fees and charges associated with your variable annuity contract or variable life insurance policy. If those fees and charges were included, the estimate of expenses for the period would be higher and your ending account value would be lower.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6),

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio with other Portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Portfolios.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other non-Mutual of America Portfolios, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees, which the Mutual of America Variable Insurance Portfolios do not charge.

Equity Index Portfolio
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period* January 1, 2021 to June 30, 2021
Actual	$1,000.00	$1,151.82	$0.75
Hypothetical (5% return before expenses)	$1,000.00	$1,023.78	$0.70

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.14%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

All America Portfolio
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period* January 1, 2021 to June 30, 2021
Actual	$1,000.00	$1,164.59	$2.79
Hypothetical (5% return before expenses)	$1,000.00	$1,021.85	$2.61

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.52%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Value Portfolio
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period* January 1, 2021 to June 30, 2021
Actual	$1,000.00	$1,252.68	$4.51
Hypothetical (5% return before expenses)	$1,000.00	$1,020.38	$4.06

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.81%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

Small Cap Growth Portfolio
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period* January 1, 2021 to June 30, 2021
Actual	$1,000.00	$1,099.32	$4.21
Hypothetical (5% return before expenses)	$1,000.00	$1,020.38	$4.06

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.81%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Equity Index Portfolio
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period* January 1, 2021 to June 30, 2021
Actual	$1,000.00	$1,234.21	$0.83
Hypothetical (5% return before expenses)	$1,000.00	$1,023.73	$0.75

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid Cap Value Portfolio
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period* January 1, 2021 to June 30, 2021
Actual	$1,000.00	$1,221.41	$3.57
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.26

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid-Cap Equity Index Portfolio
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period* January 1, 2021 to June 30, 2021
Actual	$1,000.00	$1,175.20	$0.75
Hypothetical (5% return before expenses)	$1,000.00	$1,023.78	$0.70

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.14%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

International Portfolio
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period* January 1, 2021 to June 30, 2021
Actual	$1,000.00	$1,092.68	$1.76
Hypothetical (5% return before expenses)	$1,000.00	$1,022.76	$1.71

*

Expenses are equal to the Portfolio’s annualized expense ratio of 0.34% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Retirement Income Portfolio
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period* January 1, 2021 to June 30, 2021
Actual	$1,000.00	$1,033.69	$2.02
Hypothetical (5% return before expenses)	$1,000.00	$1,022.46	$2.01

*

Expenses are equal to the Portfolio’s annualized expense ratio of 0.40% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2015 Retirement Portfolio
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period* January 1, 2021 to June 30, 2021
Actual	$1,000.00	$1,045.70	$1.93
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$1.91

*

Expenses are equal to the Portfolio’s annualized expense ratio of 0.38% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2020 Retirement Portfolio
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period* January 1, 2021 to June 30, 2021
Actual	$1,000.00	$1,060.80	$1.94
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$1.91

*

Expenses are equal to the Portfolio’s annualized expense ratio of 0.38% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

2025 Retirement Portfolio
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period* January 1, 2021 to June 30, 2021
Actual	$1,000.00	$1,077.30	$1.85
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	$1.81

*

Expenses are equal to the Portfolio’s annualized expense ratio of 0.36% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2030 Retirement Portfolio
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period* January 1, 2021 to June 30, 2021
Actual	$1,000.00	$1,099.00	$1.72
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$1.66

*

Expenses are equal to the Portfolio’s annualized expense ratio of 0.33% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2035 Retirement Portfolio
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period* January 1, 2021 to June 30, 2021
Actual	$1,000.00	$1,113.81	$1.73
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$1.66

*

Expenses are equal to the Portfolio’s annualized expense ratio of 0.33% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2040 Retirement Portfolio
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period* January 1, 2021 to June 30, 2021
Actual	$1,000.00	$1,124.91	$1.63
Hypothetical (5% return before expenses)	$1,000.00	$1,022.92	$1.55

*

Expenses are equal to the Portfolio’s annualized expense ratio of 0.31% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

2045 Retirement Portfolio
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period* January 1, 2021 to June 30, 2021
Actual	$1,000.00	$1,128.69	$1.69
Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	$1.61

*

Expenses are equal to the Portfolio’s annualized expense ratio of 0.32% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2050 Retirement Portfolio
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period* January 1, 2021 to June 30, 2021
Actual	$1,000.00	$1,132.50	$1.64
Hypothetical (5% return before expenses)	$1,000.00	$1,022.92	$1.55

*

Expenses are equal to the Portfolio’s annualized expense ratio of 0.31% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2055 Retirement Portfolio
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period* January 1, 2021 to June 30, 2021
Actual	$1,000.00	$1,135.38	$1.90
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	$1.81

*

Expenses are equal to the Portfolio’s annualized expense ratio of 0.36% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2060 Retirement Portfolio
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period* January 1, 2021 to June 30, 2021
Actual	$1,000.00	$1,133.98	$1.53
Hypothetical (5% return before expenses)	$1,000.00	$1,023.02	$1.45

*

Expenses are equal to the Portfolio’s annualized expense ratio of 0.29% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

Conservative Allocation Portfolio
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period* January 1, 2021 to June 30, 2021
Actual	$1,000.00	$1,045.98	$1.72
Hypothetical (5% return before expenses)	$1,000.00	$1,022.76	$1.71

*

Expenses are equal to the Portfolio’s annualized expense ratio of 0.34% (reflecting direct operating expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Moderate Allocation Portfolio
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period* January 1, 2021 to June 30, 2021
Actual	$1,000.00	$1,087.41	$1.35
Hypothetical (5% return before expenses)	$1,000.00	$1,023.17	$1.30

*

Expenses are equal to the Portfolio’s annualized expense ratio of 0.26% (reflecting direct operating expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Aggressive Allocation Portfolio
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period* January 1, 2021 to June 30, 2021
Actual	$1,000.00	$1,117.98	$1.52
Hypothetical (5% return before expenses)	$1,000.00	$1,023.02	$1.45

*

Expenses are equal to the Portfolio’s annualized expense ratio of 0.29% (reflecting direct operating expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Money Market Portfolio
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period* January 1, 2021 to June 30, 2021
Actual	$1,000.00	$999.21	$0.99
Hypothetical (5% return before expenses)	$1,000.00	$1,023.47	$1.00

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

Mid-Term Bond Portfolio
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period* January 1, 2021 to June 30, 2021
Actual	$1,000.00	$991.08	$2.22
Hypothetical (5% return before expenses)	$1,000.00	$1,022.21	$2.26

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Bond Portfolio
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period* January 1, 2021 to June 30, 2021
Actual	$1,000.00	$977.12	$2.21
Hypothetical (5% return before expenses)	$1,000.00	$1,022.21	$2.26

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2021 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (10.8%)
Activision Blizzard, Inc.	2,279	$217,508
Alphabet, Inc. Cl A*	882	2,153,659
Alphabet, Inc. Cl C*	835	2,092,777
AT&T, Inc.	20,941	602,682
Charter Communications, Inc. Cl A*	403	290,744
Comcast Corp. Cl A	13,447	766,748
Discovery, Inc. Cl A*	495	15,187
Discovery, Inc. Cl C*	881	25,531
DISH Network Corp. Cl A*	729	30,472
Electronic Arts, Inc.	839	120,673
Facebook, Inc. Cl A*	7,028	2,443,706
Fox Corp. Cl A	959	35,608
Fox Corp. Cl B	446	15,699
Interpublic Group of Cos., Inc.	1,154	37,494
Live Nation Entertainment, Inc.*	424	37,138
Lumen Technologies, Inc.	2,918	39,656
Netflix, Inc.*	1,300	686,673
News Corp. Cl A	1,147	29,558
News Corp. Cl B	357	8,693
Omnicom Group, Inc.	631	50,474
Take-Two Interactive Software, Inc.*	339	60,010
T-Mobile US, Inc.*	1,719	248,963
Twitter, Inc.*	2,341	161,084
Verizon Communications, Inc.	12,143	680,372
ViacomCBS, Inc. Cl B	1,776	80,275
Walt Disney Co.*	5,329	936,678

		11,868,062

CONSUMER DISCRETIONARY (11.9%)
Advance Auto Parts, Inc.	191	39,182
Amazon.com, Inc.*	1,257	4,324,281
Aptiv PLC*	793	124,763
AutoZone, Inc.*	63	94,010
Best Buy Co., Inc.	654	75,197
Booking Hldgs., Inc.*	120	262,571
BorgWarner, Inc.	703	34,124
Caesars Entertainment, Inc.*	612	63,495
CarMax, Inc.*	479	61,863
Carnival Corp.*	2,341	61,709
Chipotle Mexican Grill, Inc. Cl A*	82	127,128
Darden Restaurants, Inc.	383	55,914
Dollar General Corp.	693	149,958
Dollar Tree, Inc.*	680	67,660
Domino’s Pizza, Inc.	114	53,180
DR Horton, Inc.	962	86,936
eBay, Inc.	1,898	133,259
Etsy, Inc.*	372	76,572
Expedia Group, Inc.*	414	67,776
Ford Motor Co.*	11,500	170,890
Gap, Inc.	609	20,493
Garmin Ltd.	440	63,642
General Motors Co.*	3,744	221,532

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Genuine Parts Co.	424	$53,623
Hanesbrands, Inc.	1,024	19,118
Hasbro, Inc.	375	35,445
Hilton Worldwide Hldgs., Inc.*	817	98,547
Home Depot, Inc.	3,119	994,618
L Brands, Inc.	687	49,505
Las Vegas Sands Corp.*	963	50,740
Leggett & Platt, Inc.	390	20,206
Lennar Corp. Cl A	809	80,374
LKQ Corp.*	815	40,114
Lowe’s Cos., Inc.	2,073	402,100
Marriott International, Inc. Cl A*	783	106,895
McDonald’s Corp.	2,189	505,637
MGM Resorts International	1,194	50,924
Mohawk Industries, Inc.*	171	32,864
Newell Brands, Inc.	1,110	30,492
NIKE, Inc. Cl B	3,739	577,638
Norwegian Cruise Line Hldgs. Ltd.*	1,085	31,910
NVR, Inc.*	10	49,733
O’Reilly Automotive, Inc.*	204	115,507
Penn National Gaming, Inc.*	436	33,350
Pool Corp.	117	53,663
PulteGroup, Inc.	776	42,346
PVH Corp.*	209	22,486
Ralph Lauren Corp. Cl A	141	16,611
Ross Stores, Inc.	1,046	129,704
Royal Caribbean Cruises Ltd.*	642	54,750
Starbucks Corp.	3,456	386,415
Tapestry, Inc.*	818	35,567
Target Corp.	1,451	350,765
Tesla, Inc.*	2,260	1,536,122
TJX Cos., Inc.	3,537	238,465
Tractor Supply Co.	338	62,888
Ulta Beauty, Inc.*	160	55,323
Under Armour, Inc. Cl A*	553	11,696
Under Armour, Inc. Cl C*	576	10,696
VF Corp.	943	77,364
Whirlpool Corp.	183	39,898
Wynn Resorts Ltd.*	308	37,668
Yum! Brands, Inc.	874	100,536

		13,078,438

CONSUMER STAPLES (5.7%)
Altria Group, Inc.	5,428	258,807
Archer-Daniels-Midland Co.	1,639	99,323
Brown-Forman Corp. Cl B	536	40,168
Campbell Soup Co.	595	27,126
Church & Dwight Co., Inc.	719	61,273
Clorox Co.	364	65,487
Coca-Cola Co.	11,381	615,826
Colgate-Palmolive Co.	2,481	201,829
Conagra Brands, Inc.	1,408	51,223
Constellation Brands, Inc. Cl A	496	116,010
Costco Wholesale Corp.	1,297	513,184

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER STAPLES (CONTINUED)
Estee Lauder Cos., Inc. Cl A	680	$216,294
General Mills, Inc.	1,789	109,004
Hershey Co.	429	74,723
Hormel Foods Corp.	827	39,489
J M Smucker Co.	321	41,592
Kellogg Co.	739	47,540
Kimberly-Clark Corp.	990	132,442
Kraft Heinz Co.	1,901	77,523
Kroger Co.	2,221	85,087
Lamb Weston Hldgs., Inc.	429	34,603
McCormick & Co., Inc.	730	64,474
Molson Coors Beverage Co. Cl B*	552	29,637
Mondelez International, Inc. Cl A	4,120	257,253
Monster Beverage Corp.*	1,085	99,115
PepsiCo, Inc.	4,052	600,385
Philip Morris International, Inc.	4,571	453,032
Procter & Gamble Co.	7,181	968,932
Sysco Corp.	1,500	116,625
Tyson Foods, Inc. Cl A	865	63,802
Walgreens Boots Alliance, Inc.	2,104	110,691
Walmart, Inc.	4,027	567,888

		6,240,387

ENERGY (2.8%)
APA Corp.	1,109	23,988
Baker Hughes Co. Cl A	2,133	48,782
Cabot Oil & Gas Corp.	1,172	20,463
Chevron Corp.	5,669	593,771
ConocoPhillips	3,958	241,042
Devon Energy Corp.	1,747	50,995
Diamondback Energy, Inc.	531	49,855
EOG Resources, Inc.	1,712	142,849
Exxon Mobil Corp.	12,417	783,264
Halliburton Co.	2,610	60,343
Hess Corp.	805	70,293
Kinder Morgan, Inc.	5,712	104,130
Marathon Oil Corp.	2,312	31,489
Marathon Petroleum Corp.	1,840	111,173
NOV, Inc.*	1,146	17,557
Occidental Petroleum Corp.*	2,464	77,049
ONEOK, Inc.	1,307	72,721
Phillips 66	1,284	110,193
Pioneer Natural Resources Co.	680	110,514
Schlumberger NV	4,101	131,273
Valero Energy Corp.	1,199	93,618
Williams Cos., Inc.	3,563	94,598

		3,039,960

FINANCIALS (13.9%)
Aflac, Inc.	1,854	99,486
Allstate Corp.	878	114,526
American Express Co.	1,908	315,259
American International Group, Inc.	2,517	119,809

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Ameriprise Financial, Inc.	339	$84,370
Aon PLC Cl A	662	158,059
Arthur J. Gallagher & Co.	601	84,188
Assurant, Inc.	177	27,644
Bank of America Corp.	22,118	911,925
Bank of New York Mellon Corp.	2,366	121,210
Berkshire Hathaway, Inc. Cl B*	5,559	1,544,957
BlackRock, Inc. Cl A	416	363,987
Capital One Financial Corp.	1,324	204,810
Cboe Global Markets, Inc.	312	37,144
Charles Schwab Corp.	4,399	320,291
Chubb Ltd.	1,319	209,642
Cincinnati Financial Corp.	439	51,196
Citigroup, Inc.	6,063	428,957
Citizens Financial Group, Inc.	1,249	57,292
CME Group, Inc. Cl A	1,053	223,952
Comerica, Inc.	409	29,178
Discover Financial Svcs.	894	105,751
Everest Re Group Ltd.	117	29,485
Fifth Third Bancorp	2,065	78,945
First Republic Bank	516	96,580
Franklin Resources, Inc.	799	25,560
Globe Life, Inc.	278	26,479
Goldman Sachs Group, Inc.	998	378,771
Hartford Financial Svcs. Group, Inc.	1,048	64,945
Huntington Bancshares, Inc.	4,328	61,761
Intercontinental Exchange, Inc.	1,651	195,974
Invesco Ltd.	1,110	29,670
iShares Core S&P 500 ETF	7,380	3,172,810
JPMorgan Chase & Co.	8,879	1,381,040
KeyCorp.	2,847	58,790
Lincoln National Corp.	525	32,991
Loews Corp.	656	35,850
M&T Bank Corp.	377	54,782
MarketAxess Hldgs., Inc.	111	51,458
Marsh & McLennan Cos., Inc.	1,492	209,895
MetLife, Inc.	2,182	130,593
Moody’s Corp.	472	171,039
Morgan Stanley	4,366	400,318
MSCI, Inc. Cl A	241	128,472
Nasdaq, Inc.	337	59,245
Northern Trust Corp.	610	70,528
People’s United Financial, Inc.	1,254	21,494
PNC Financial Svcs. Group, Inc.	1,246	237,687
Principal Financial Group, Inc.	742	46,887
Progressive Corp.	1,716	168,528
Prudential Financial, Inc.	1,156	118,455
Raymond James Financial, Inc.	358	46,504
Regions Financial Corp.	2,819	56,887
S&P Global, Inc.	707	290,188
State Street Corp.	1,020	83,926
SVB Financial Group*	159	88,472

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Synchrony Financial	1,586	$76,953
T. Rowe Price Group, Inc.	665	131,650
Travelers Cos., Inc.	738	110,486
Truist Financial Corp.	3,944	218,892
U.S. Bancorp	3,976	226,513
Unum Group	599	17,012
Wells Fargo & Co.	12,124	549,096
Willis Towers Watson PLC	378	86,948
WR Berkley Corp.	411	30,591
Zions Bancorporation	480	25,373

		15,192,156

HEALTH CARE (12.6%)
Abbott Laboratories	5,211	604,111
AbbVie, Inc.	5,180	583,475
ABIOMED, Inc.*	132	41,199
Agilent Technologies, Inc.	890	131,551
Alexion Pharmaceuticals, Inc.*	648	119,044
Align Technology, Inc.*	211	128,921
AmerisourceBergen Corp. Cl A	434	49,689
Amgen, Inc.	1,685	410,719
Anthem, Inc.	718	274,132
Baxter International, Inc.	1,475	118,738
Becton Dickinson & Co.	853	207,441
Biogen, Inc.*	442	153,051
Bio-Rad Laboratories, Inc. Cl A*	63	40,590
Boston Scientific Corp.*	4,168	178,224
Bristol-Myers Squibb Co.	6,552	437,805
Cardinal Health, Inc.	851	48,584
Catalent, Inc.*	500	54,060
Centene Corp.*	1,709	124,637
Cerner Corp.	884	69,093
Charles River Laboratories International, Inc.*	147	54,378
Cigna Corp.	1,006	238,492
Cooper Cos., Inc.	144	57,063
CVS Health Corp.	3,861	322,162
Danaher Corp.	1,862	499,686
DaVita, Inc.*	205	24,688
DENTSPLY SIRONA, Inc.	640	40,486
Dexcom, Inc.*	283	120,841
Edwards Lifesciences Corp.*	1,823	188,808
Eli Lilly & Co.	2,335	535,929
Gilead Sciences, Inc.	3,678	253,267
HCA Healthcare, Inc.	771	159,397
Henry Schein, Inc.*	413	30,640
Hologic, Inc.*	752	50,173
Humana, Inc.	378	167,348
IDEXX Laboratories, Inc.*	250	157,888
Illumina, Inc.*	428	202,534
Incyte Corp.*	548	46,103
Intuitive Surgical, Inc.*	347	319,115
IQVIA Hldgs., Inc.*	562	136,184
Johnson & Johnson	7,724	1,272,452

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Laboratory Corp. of America Hldgs.*	286	$78,893
McKesson Corp.	463	88,544
Medtronic PLC	3,946	489,817
Merck & Co., Inc.	7,426	577,520
Mettler-Toledo International, Inc.*	68	94,203
Organon & Co.*	742	22,453
PerkinElmer, Inc.	328	50,647
Perrigo Co. PLC	391	17,927
Pfizer, Inc.	16,418	642,929
Quest Diagnostics, Inc.	383	50,545
Regeneron Pharmaceuticals, Inc.*	307	171,472
ResMed, Inc.	426	105,018
STERIS PLC	286	59,002
Stryker Corp.	961	249,601
Teleflex, Inc.	137	55,045
Thermo Fisher Scientific, Inc.	1,153	581,654
UnitedHealth Group, Inc.	2,768	1,108,418
Universal Health Svcs., Inc. Cl B	229	33,532
Vertex Pharmaceuticals, Inc.*	759	153,037
Viatris, Inc.	3,545	50,658
Waters Corp.*	180	62,210
West Pharmaceutical Svcs., Inc.	217	77,925
Zimmer Biomet Hldgs., Inc.	611	98,261
Zoetis, Inc. Cl A	1,392	259,413

		13,831,422

INDUSTRIALS (8.3%)
3M Co.	1,700	337,671
Alaska Air Group, Inc.*	365	22,013
Allegion PLC	263	36,636
American Airlines Group, Inc.*	1,881	39,896
AMETEK, Inc.	677	90,379
AO Smith Corp.	394	28,392
Boeing Co.*	1,612	386,171
Carrier Global Corp.	2,396	116,446
Caterpillar, Inc.	1,607	349,731
CH Robinson Worldwide, Inc.	390	36,531
Cintas Corp.	258	98,556
Copart, Inc.*	611	80,548
CSX Corp.	6,663	213,749
Cummins, Inc.	428	104,351
Deere & Co.	915	322,730
Delta Air Lines, Inc.*	1,876	81,156
Dover Corp.	422	63,553
Eaton Corp. PLC	1,169	173,222
Emerson Electric Co.	1,759	169,286
Equifax, Inc.	356	85,266
Expeditors International of Washington, Inc.	495	62,667
Fastenal Co.	1,685	87,620
FedEx Corp.	716	213,604

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Fortive Corp.	993	$69,252
Fortune Brands Home & Security, Inc.	406	40,442
Generac Hldgs., Inc.*	184	76,388
General Dynamics Corp.	671	126,322
General Electric Co.	25,748	346,568
Honeywell International, Inc.	2,037	446,816
Howmet Aerospace, Inc.*	1,146	39,503
Huntington Ingalls Industries, Inc.	117	24,658
IDEX Corp.	222	48,851
IHS Markit Ltd.	1,099	123,813
Illinois Tool Works, Inc.	843	188,461
Ingersoll Rand, Inc.*	1,095	53,447
Jacobs Engineering Group, Inc.	381	50,833
JB Hunt Transport Svcs., Inc.	244	39,760
Johnson Controls International PLC	2,102	144,260
Kansas City Southern	266	75,376
L-3 Harris Technologies, Inc.	601	129,906
Leidos Hldgs., Inc.	389	39,328
Lockheed Martin Corp.	717	271,277
Masco Corp.	744	43,829
Nielsen Hldgs. PLC	1,051	25,928
Norfolk Southern Corp.	734	194,811
Northrop Grumman Corp.	439	159,546
Old Dominion Freight Line, Inc.	278	70,556
Otis Worldwide Corp.	1,183	96,734
PACCAR, Inc.	1,018	90,857
Parker-Hannifin Corp.	379	116,395
Pentair PLC	487	32,868
Quanta Svcs., Inc.	409	37,043
Raytheon Technologies Corp.	4,444	379,118
Republic Svcs., Inc. Cl A	618	67,986
Robert Half International, Inc.	331	29,449
Rockwell Automation, Inc.	340	97,247
Rollins, Inc.	650	22,230
Roper Technologies, Inc.	308	144,822
Snap-on, Inc.	158	35,302
Southwest Airlines Co.*	1,734	92,058
Stanley Black & Decker, Inc.	474	97,165
Teledyne Technologies, Inc.*	136	56,961
Textron, Inc.	662	45,526
Trane Technologies PLC	701	129,082
TransDigm Group, Inc.*	160	103,566
Union Pacific Corp.	1,948	428,424
United Airlines Hldgs., Inc.*	949	49,623
United Parcel Svc., Inc. Cl B	2,121	441,104
United Rentals, Inc.*	212	67,630
Verisk Analytics, Inc. Cl A	475	82,992
Waste Management, Inc.	1,139	159,585
Westinghouse Air Brake Technologies Corp.	521	42,878

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
WW Grainger, Inc.	128	$56,064
Xylem, Inc.	528	63,339

		9,096,153

INFORMATION TECHNOLOGY (26.6%)
Accenture PLC Cl A	1,864	549,489
Adobe, Inc.*	1,402	821,067
Advanced Micro Devices, Inc.*	3,564	334,767
Akamai Technologies, Inc.*	478	55,735
Amphenol Corp. Cl A	1,753	119,923
Analog Devices, Inc.	1,082	186,277
ANSYS, Inc.*	255	88,500
Apple, Inc.	46,008	6,301,256
Applied Materials, Inc.	2,691	383,198
Arista Networks, Inc.*	161	58,332
Autodesk, Inc.*	645	188,276
Automatic Data Processing, Inc.	1,248	247,878
Broadcom, Inc.	1,198	571,254
Broadridge Financial Solutions, Inc.	340	54,920
Cadence Design Systems, Inc.*	816	111,645
CDW Corp.	411	71,781
Cisco Systems, Inc.	12,360	655,080
Citrix Systems, Inc.	364	42,686
Cognizant Technology Solutions Corp. Cl A	1,547	107,145
Corning, Inc.	2,272	92,925
DXC Technology Co.*	747	29,088
Enphase Energy, Inc.*	398	73,085
F5 Networks, Inc.*	174	32,479
Fidelity National Information Svcs., Inc.	1,819	257,698
Fiserv, Inc.*	1,747	186,737
FleetCor Technologies, Inc.*	244	62,479
Fortinet, Inc.*	398	94,800
Gartner, Inc.*	252	61,034
Global Payments, Inc.	866	162,410
Hewlett Packard Enterprise Co.	3,830	55,841
HP, Inc.	3,523	106,359
Intel Corp.	11,843	664,866
International Business Machines Corp.	2,621	384,212
Intuit, Inc.	801	392,626
IPG Photonics Corp.*	105	22,131
Jack Henry & Associates, Inc.	217	35,482
Juniper Networks, Inc.	961	26,283
Keysight Technologies, Inc.*	540	83,381
KLA Corp.	450	145,895
Lam Research Corp.	418	271,993
Mastercard, Inc. Cl A	2,566	936,821
Maxim Integrated Products, Inc.	787	82,918
Microchip Technology, Inc.	802	120,092

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Micron Technology, Inc.*	3,289	$279,499
Microsoft Corp.	22,090	5,984,181
Monolithic Power Systems, Inc.	126	47,055
Motorola Solutions, Inc.	498	107,991
NetApp, Inc.	653	53,428
NortonLifeLock, Inc.	1,701	46,301
NVIDIA Corp.	1,827	1,461,783
NXP Semiconductors NV	809	166,427
Oracle Corp.	5,328	414,732
Paychex, Inc.	941	100,969
Paycom Software, Inc.*	144	52,340
PayPal Hldgs., Inc.*	3,445	1,004,149
PTC, Inc.*	308	43,508
Qorvo, Inc.*	330	64,565
QUALCOMM, Inc.	3,308	472,812
Salesforce.com, Inc.*	2,716	663,437
Seagate Technology Hldgs. PLC	584	51,351
ServiceNow, Inc.*	579	318,189
Skyworks Solutions, Inc.	484	92,807
Synopsys, Inc.*	447	123,278
TE Connectivity Ltd.	969	131,019
Teradyne, Inc.	488	65,372
Texas Instruments, Inc.	2,709	520,941
Trimble, Inc.*	736	60,227
Tyler Technologies, Inc.*	119	53,832
VeriSign, Inc.*	290	66,030
Visa, Inc. Cl A	4,962	1,160,215
Western Digital Corp.*	899	63,982
Western Union Co.	1,200	27,564
Xilinx, Inc.	721	104,285
Zebra Technologies Corp. Cl A*	156	82,600

		29,215,713

MATERIALS (2.5%)
Air Products & Chemicals, Inc.	649	186,704
Albemarle Corp.	342	57,613
Amcor PLC	4,522	51,822
Avery Dennison Corp.	243	51,088
Ball Corp.	963	78,022
Celanese Corp. Cl A	330	50,028
CF Industries Hldgs., Inc.	629	32,362
Corteva, Inc.	2,162	95,885
Dow, Inc.	2,191	138,646
DuPont de Nemours, Inc.	1,561	120,837
Eastman Chemical Co.	400	46,700
Ecolab, Inc.	730	150,358
FMC Corp.	377	40,791
Freeport-McMoRan, Inc.	4,298	159,499
International Flavors & Fragrances, Inc.	730	109,062
International Paper Co.	1,149	70,445
Linde PLC	1,526	441,167

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
MATERIALS (CONTINUED)
LyondellBasell Industries NV Cl A	755	$77,667
Martin Marietta Materials, Inc.	182	64,029
Mosaic Co.	1,014	32,357
Newmont Corp.	2,350	148,943
Nucor Corp.	878	84,227
Packaging Corp. of America	278	37,647
PPG Industries, Inc.	695	117,990
Sealed Air Corp.	446	26,426
Sherwin-Williams Co.	702	191,260
Vulcan Materials Co.	389	67,713
Westrock Co.	781	41,565

		2,770,853

REAL ESTATE (2.5%)
Alexandria Real Estate Equities, Inc.	402	73,140
American Tower Corp.	1,334	360,367
AvalonBay Communities, Inc.	409	85,354
Boston Properties, Inc.	417	47,784
CBRE Group, Inc. Cl A*	984	84,358
Crown Castle International Corp.	1,268	247,387
Digital Realty Trust, Inc.	826	124,280
Duke Realty Corp.	1,100	52,085
Equinix, Inc.	263	211,084
Equity Residential	1,009	77,693
Essex Property Trust, Inc.	190	57,002
Extra Space Storage, Inc.	392	64,217
Federal Realty Investment Trust	208	24,371
Healthpeak Properties, Inc.	1,581	52,631
Host Hotels & Resorts, Inc.*	2,071	35,393
Iron Mountain, Inc.	847	35,845
Kimco Realty Corp.	1,271	26,500
Mid-America Apartment Communities, Inc.	335	56,421
Prologis, Inc.	2,170	259,380
Public Storage	446	134,108
Realty Income Corp.	1,096	73,147
Regency Centers Corp.	463	29,664
SBA Communications Corp. Cl A	320	101,984
Simon Property Group, Inc.	964	125,783
UDR, Inc.	871	42,662
Ventas, Inc.	1,100	62,810
Vornado Realty Trust	460	21,468
Welltower, Inc.	1,225	101,798
Weyerhaeuser Co.	2,197	75,621

		2,744,337

UTILITIES (2.4%)
AES Corp.	1,954	50,941
Alliant Energy Corp.	734	40,928
Ameren Corp.	750	60,030
American Electric Power Co., Inc.	1,466	124,009

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
American Water Works Co., Inc.	532	$81,997
Atmos Energy Corp.	383	36,810
CenterPoint Energy, Inc.	1,703	41,758
CMS Energy Corp.	849	50,159
Consolidated Edison, Inc.	1,005	72,079
Dominion Energy, Inc.	2,366	174,067
DTE Energy Co.	568	73,613
Duke Energy Corp.	2,256	222,712
Edison International	1,113	64,354
Entergy Corp.	589	58,723
Evergy, Inc.	672	40,609
Eversource Energy	1,007	80,802
Exelon Corp.	2,866	126,992
FirstEnergy Corp.	1,595	59,350
NextEra Energy, Inc.	5,753	421,580
NiSource, Inc.	1,150	28,175
NRG Energy, Inc.	718	28,935
Pinnacle West Capital Corp.	330	27,050

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
PPL Corp.	2,257	$63,128
Public Svc. Enterprise Group, Inc.	1,481	88,475
Sempra Energy	924	122,411
Southern Co.	3,105	187,884
WEC Energy Group, Inc.	925	82,279
Xcel Energy, Inc.	1,579	104,023

		2,613,873

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $85,813,978) 100.0%		109,691,354

WARRANTS
ENERGY (0.0%) (1)
Occidental Petroleum Corp. — expiring 08/03/2027*	369	$5,133

TOTAL WARRANTS
(Cost: $1,827) 0.0% (1)		5,133

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
Citibank, New York Time Deposit	0.01	07/01/21	$105,064	$105,064

TOTAL TEMPORARY CASH INVESTMENT (Cost: $105,064) 0.1%				105,064

TOTAL INVESTMENTS (Cost: $85,920,869) 100.1%				109,801,551

OTHER NET ASSETS -0.1%				(60,813)

NET ASSETS 100.0%				$109,740,738

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2021 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (6.7%)
Activision Blizzard, Inc.	219	$20,901
Alphabet, Inc. Cl A*	84	205,110
Alphabet, Inc. Cl C*	80	200,505
AT&T, Inc.	1,979	56,956
Charter Communications, Inc. Cl A*	39	28,137
Comcast Corp. Cl A	1,279	72,929
Discovery, Inc. Cl A*	46	1,411
Discovery, Inc. Cl C*	82	2,376
DISH Network Corp. Cl A*	69	2,884
Electronic Arts, Inc.	80	11,506
Facebook, Inc. Cl A*	666	231,575
Fox Corp. Cl A	88	3,268
Fox Corp. Cl B	41	1,443
Interpublic Group of Cos., Inc.	111	3,606
Live Nation Entertainment, Inc.*	40	3,504
Lumen Technologies, Inc.	275	3,737
Netflix, Inc.*	121	63,913
News Corp. Cl A	110	2,835
News Corp. Cl B	34	828
Omnicom Group, Inc.	60	4,799
Take-Two Interactive Software, Inc.*	32	5,665
T-Mobile US, Inc.*	161	23,318
Twitter, Inc.*	223	15,345
Verizon Communications, Inc.	1,152	64,546
ViacomCBS, Inc. Cl B	166	7,503
Walt Disney Co.*	505	88,764

		1,127,364

CONSUMER DISCRETIONARY (7.3%)
Advance Auto Parts, Inc.	18	3,693
Amazon.com, Inc.*	118	405,939
Aptiv PLC*	76	11,957
AutoZone, Inc.*	6	8,953
Best Buy Co., Inc.	63	7,244
Booking Hldgs., Inc.*	12	26,257
BorgWarner, Inc.	67	3,252
Caesars Entertainment, Inc.*	58	6,017
CarMax, Inc.*	45	5,812
Carnival Corp.*	221	5,826
Chipotle Mexican Grill, Inc. Cl A*	8	12,403
Darden Restaurants, Inc.	36	5,256
Dollar General Corp.	66	14,282
Dollar Tree, Inc.*	64	6,368
Domino’s Pizza, Inc.	11	5,131
DR Horton, Inc.	89	8,043
eBay, Inc.	182	12,778
Etsy, Inc.*	35	7,204
Expedia Group, Inc.*	39	6,385
Ford Motor Co.*	1,088	16,168
Gap, Inc.	58	1,952
Garmin Ltd.	42	6,075
General Motors Co.*	356	21,064

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Genuine Parts Co.	40	$5,059
Hanesbrands, Inc.	97	1,811
Hasbro, Inc.	35	3,308
Hilton Worldwide Hldgs., Inc.*	78	9,408
Home Depot, Inc.	296	94,391
L Brands, Inc.	64	4,612
Las Vegas Sands Corp.*	91	4,795
Leggett & Platt, Inc.	37	1,917
Lennar Corp. Cl A	73	7,253
LKQ Corp.*	77	3,790
Lowe’s Cos., Inc.	195	37,824
Marriott International, Inc. Cl A*	74	10,102
McDonald’s Corp.	209	48,277
MGM Resorts International	113	4,819
Mohawk Industries, Inc.*	17	3,267
Newell Brands, Inc.	104	2,857
NIKE, Inc. Cl B	353	54,535
Norwegian Cruise Line Hldgs. Ltd.*	103	3,029
NVR, Inc.*	1	4,973
O’Reilly Automotive, Inc.*	20	11,324
Penn National Gaming, Inc.*	42	3,213
Pool Corp.	11	5,045
PulteGroup, Inc.	73	3,984
PVH Corp.*	20	2,152
Ralph Lauren Corp. Cl A	13	1,531
Ross Stores, Inc.	99	12,276
Royal Caribbean Cruises Ltd.*	61	5,202
Starbucks Corp.	329	36,785
Tapestry, Inc.*	77	3,348
Target Corp.	137	33,118
Tesla, Inc.*	213	144,776
TJX Cos., Inc.	334	22,518
Tractor Supply Co.	32	5,954
Ulta Beauty, Inc.*	16	5,532
Under Armour, Inc. Cl A*	53	1,121
Under Armour, Inc. Cl C*	54	1,003
VF Corp.	88	7,219
Whirlpool Corp.	18	3,924
Wynn Resorts Ltd.*	29	3,547
Yum! Brands, Inc.	83	9,548

		1,237,206

CONSUMER STAPLES (3.5%)
Altria Group, Inc.	517	24,650
Archer-Daniels-Midland Co.	156	9,454
Brown-Forman Corp. Cl B	51	3,822
Campbell Soup Co.	57	2,599
Church & Dwight Co., Inc.	68	5,795
Clorox Co.	35	6,297
Coca-Cola Co.	1,083	58,601
Colgate-Palmolive Co.	235	19,117
Conagra Brands, Inc.	134	4,875
Constellation Brands, Inc. Cl A	48	11,227
Costco Wholesale Corp.	122	48,272

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER STAPLES (CONTINUED)
Estee Lauder Cos., Inc. Cl A	64	$20,357
General Mills, Inc.	170	10,358
Hershey Co.	41	7,141
Hormel Foods Corp.	79	3,772
JM Smucker Co.	30	3,887
Kellogg Co.	71	4,568
Kimberly-Clark Corp.	94	12,576
Kraft Heinz Co.	182	7,422
Kroger Co.	212	8,122
Lamb Weston Hldgs., Inc.	41	3,307
McCormick & Co., Inc.	70	6,182
Molson Coors Beverage Co. Cl B*	53	2,845
Mondelez International, Inc. Cl A	391	24,414
Monster Beverage Corp.*	103	9,409
PepsiCo, Inc.	386	57,194
Philip Morris International, Inc.	433	42,915
Procter & Gamble Co.	682	92,022
Sysco Corp.	142	11,040
Tyson Foods, Inc. Cl A	83	6,122
Walgreens Boots Alliance, Inc.	203	10,680
Walmart, Inc.	386	54,434

		593,476

ENERGY (1.7%)
APA Corp.	103	2,228
Baker Hughes Co. Cl A	205	4,688
Cabot Oil & Gas Corp.	111	1,938
Chevron Corp.	540	56,560
ConocoPhillips	372	22,655
Devon Energy Corp.	165	4,816
Diamondback Energy, Inc.	50	4,694
EOG Resources, Inc.	160	13,350
Exxon Mobil Corp.	1,172	73,930
Halliburton Co.	248	5,734
Hess Corp.	75	6,549
Kinder Morgan, Inc.	545	9,935
Marathon Oil Corp.	216	2,942
Marathon Petroleum Corp.	175	10,574
NOV, Inc.*	107	1,639
Occidental Petroleum Corp.	226	7,067
ONEOK, Inc.	123	6,844
Phillips 66	121	10,384
Pioneer Natural Resources Co.	64	10,401
Schlumberger NV	389	12,452
Valero Energy Corp.	113	8,823
Williams Cos., Inc.	338	8,974

		287,177

FINANCIALS (8.0%)
Aflac, Inc.	177	9,498
Allstate Corp.	83	10,826
American Express Co.	183	30,237
American International Group, Inc.	242	11,519

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Ameriprise Financial, Inc.	32	$7,964
Aon PLC Cl A	62	14,803
Arthur J. Gallagher & Co.	57	7,985
Assurant, Inc.	16	2,499
Bank of America Corp.	2,120	87,408
Bank of New York Mellon Corp.	226	11,578
Berkshire Hathaway, Inc. Cl B*	530	147,298
BlackRock, Inc. Cl A	40	34,999
Capital One Financial Corp.	127	19,645
Cboe Global Markets, Inc.	30	3,572
Charles Schwab Corp.	415	30,216
Chubb Ltd.	125	19,867
Cincinnati Financial Corp.	42	4,898
Citigroup, Inc.	578	40,893
Citizens Financial Group, Inc.	119	5,459
CME Group, Inc. Cl A	100	21,268
Comerica, Inc.	39	2,782
Discover Financial Svcs.	85	10,055
Everest Re Group Ltd.	11	2,772
Fifth Third Bancorp	196	7,493
First Republic Bank	48	8,984
Franklin Resources, Inc.	76	2,431
Globe Life, Inc.	26	2,477
Goldman Sachs Group, Inc.	95	36,055
Hartford Financial Svcs. Group, Inc.	100	6,197
Huntington Bancshares, Inc.	414	5,908
Intercontinental Exchange, Inc.	156	18,517
Invesco Ltd.	107	2,860
iShares Core S&P 500 ETF	469	201,633
JPMorgan Chase & Co.	849	132,053
KeyCorp.	271	5,596
Lincoln National Corp.	51	3,205
Loews Corp.	62	3,388
M&T Bank Corp.	36	5,231
MarketAxess Hldgs., Inc.	11	5,099
Marsh & McLennan Cos., Inc.	142	19,977
MetLife, Inc.	210	12,568
Moody’s Corp.	45	16,307
Morgan Stanley	420	38,510
MSCI, Inc. Cl A	23	12,261
Nasdaq, Inc.	32	5,626
Northern Trust Corp.	58	6,706
People’s United Financial, Inc.	119	2,040
PNC Financial Svcs. Group, Inc.	118	22,510
Principal Financial Group, Inc.	71	4,486
Progressive Corp.	163	16,008
Prudential Financial, Inc.	110	11,272
Raymond James Financial, Inc.	34	4,417
Regions Financial Corp.	267	5,388
S&P Global, Inc.	67	27,500
State Street Corp.	98	8,063
SVB Financial Group*	15	8,346

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Synchrony Financial	152	$7,375
T. Rowe Price Group, Inc.	63	12,472
Travelers Cos., Inc.	70	10,480
Truist Financial Corp.	377	20,924
U.S. Bancorp	379	21,592
Unum Group	57	1,619
Wells Fargo & Co.	1,152	52,174
Willis Towers Watson PLC	36	8,281
WR Berkley Corp.	39	2,903
Zions Bancorporation	45	2,379

		1,347,352

HEALTH CARE (7.7%)
Abbott Laboratories	493	57,154
AbbVie, Inc.	491	55,306
ABIOMED, Inc.*	13	4,057
Agilent Technologies, Inc.	84	12,416
Alexion Pharmaceuticals, Inc.*	61	11,206
Align Technology, Inc.*	20	12,220
AmerisourceBergen Corp. Cl A	41	4,694
Amgen, Inc.	160	39,000
Anthem, Inc.	68	25,962
Baxter International, Inc.	140	11,270
Becton Dickinson & Co.	80	19,455
Biogen, Inc.*	42	14,543
Bio-Rad Laboratories, Inc. Cl A*	6	3,866
Boston Scientific Corp.*	394	16,847
Bristol-Myers Squibb Co.	620	41,428
Cardinal Health, Inc.	81	4,624
Catalent, Inc.*	48	5,190
Centene Corp.*	162	11,815
Cerner Corp.	83	6,487
Charles River Laboratories International, Inc.*	14	5,179
Cigna Corp.	96	22,759
Cooper Cos., Inc.	14	5,548
CVS Health Corp.	368	30,706
Danaher Corp.	174	46,695
DaVita, Inc.*	20	2,409
DENTSPLY SIRONA, Inc.	61	3,859
Dexcom, Inc.*	27	11,529
Edwards Lifesciences Corp.*	171	17,711
Eli Lilly & Co.	222	50,953
Gilead Sciences, Inc.	349	24,032
HCA Healthcare, Inc.	73	15,092
Henry Schein, Inc.*	39	2,893
Hologic, Inc.*	71	4,737
Humana, Inc.	35	15,495
IDEXX Laboratories, Inc.*	24	15,157
Illumina, Inc.*	41	19,402
Incyte Corp.*	52	4,375
Intuitive Surgical, Inc.*	33	30,348
IQVIA Hldgs., Inc.*	53	12,843
Johnson & Johnson	734	120,919

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Laboratory Corp. of America Hldgs.*	27	$7,448
McKesson Corp.	44	8,415
Medtronic PLC	374	46,425
Merck & Co., Inc.	704	54,750
Mettler-Toledo International, Inc.*	7	9,697
Organon & Co.*	71	2,148
PerkinElmer, Inc.	31	4,787
Perrigo Co. PLC	37	1,697
Pfizer, Inc.	1,561	61,129
Quest Diagnostics, Inc.	36	4,751
Regeneron Pharmaceuticals, Inc.*	29	16,198
ResMed, Inc.	40	9,861
STERIS PLC	27	5,570
Stryker Corp.	91	23,635
Teleflex, Inc.	13	5,223
Thermo Fisher Scientific, Inc.	109	54,987
UnitedHealth Group, Inc.	264	105,716
Universal Health Svcs., Inc. Cl B	22	3,222
Vertex Pharmaceuticals, Inc.*	72	14,518
Viatris, Inc.	339	4,844
Waters Corp.*	17	5,875
West Pharmaceutical Svcs., Inc.	21	7,541
Zimmer Biomet Hldgs., Inc.	57	9,167
Zoetis, Inc. Cl A	131	24,413

		1,312,198

INDUSTRIALS (5.1%)
3M Co.	161	31,979
Alaska Air Group, Inc.*	34	2,051
Allegion PLC	25	3,483
American Airlines Group, Inc.*	177	3,754
AMETEK, Inc.	64	8,544
AO Smith Corp.	38	2,738
Boeing Co.*	152	36,413
Carrier Global Corp.	228	11,081
Caterpillar, Inc.	150	32,644
CH Robinson Worldwide, Inc.	37	3,466
Cintas Corp.	25	9,550
Copart, Inc.*	58	7,646
CSX Corp.	633	20,307
Cummins, Inc.	41	9,996
Deere & Co.	86	30,333
Delta Air Lines, Inc.*	175	7,570
Dover Corp.	40	6,024
Eaton Corp. PLC	111	16,448
Emerson Electric Co.	167	16,072
Equifax, Inc.	34	8,143
Expeditors International of Washington, Inc.	47	5,950
Fastenal Co.	159	8,268

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
FedEx Corp.	67	$19,988
Fortive Corp.	93	6,486
Fortune Brands Home & Security, Inc.	38	3,785
Generac Hldgs., Inc.*	17	7,058
General Dynamics Corp.	64	12,049
General Electric Co.	2,432	32,735
Honeywell International, Inc.	193	42,334
Howmet Aerospace, Inc.*	109	3,757
Huntington Ingalls Industries, Inc.	11	2,318
IDEX Corp.	21	4,621
IHS Markit Ltd.	105	11,829
Illinois Tool Works, Inc.	80	17,885
Ingersoll Rand, Inc.*	103	5,028
Jacobs Engineering Group, Inc.	36	4,803
JB Hunt Transport Svcs., Inc.	23	3,748
Johnson Controls International PLC	199	13,657
Kansas City Southern	25	7,084
L-3 Harris Technologies, Inc.	56	12,104
Leidos Hldgs., Inc.	37	3,741
Lockheed Martin Corp.	68	25,728
Masco Corp.	70	4,124
Nielsen Hldgs. PLC	99	2,442
Norfolk Southern Corp.	69	18,313
Northrop Grumman Corp.	42	15,264
Old Dominion Freight Line, Inc.	27	6,853
Otis Worldwide Corp.	112	9,158
PACCAR, Inc.	96	8,568
Parker-Hannifin Corp.	36	11,056
Pentair PLC	46	3,105
Quanta Svcs., Inc.	38	3,442
Raytheon Technologies Corp.	421	35,916
Republic Svcs., Inc. Cl A	58	6,380
Robert Half International, Inc.	31	2,758
Rockwell Automation, Inc.	32	9,153
Rollins, Inc.	61	2,086
Roper Technologies, Inc.	29	13,636
Snap-on, Inc.	15	3,351
Southwest Airlines Co.*	164	8,707
Stanley Black & Decker, Inc.	45	9,225
Teledyne Technologies, Inc.*	13	5,445
Textron, Inc.	63	4,333
Trane Technologies PLC	67	12,337
TransDigm Group, Inc.*	15	9,709
Union Pacific Corp.	185	40,687
United Airlines Hldgs., Inc.*	89	4,654
United Parcel Svc., Inc. Cl B	199	41,386
United Rentals, Inc.*	20	6,380
Verisk Analytics, Inc. Cl A	45	7,863
Waste Management, Inc.	107	14,992
Westinghouse Air Brake Technologies Corp.	50	4,115

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
WW Grainger, Inc.	13	$5,694
Xylem, Inc.	49	5,878

		860,208

INFORMATION TECHNOLOGY (16.3%)
Accenture PLC Cl A	176	51,883
Adobe, Inc.*	129	75,548
Advanced Micro Devices, Inc.*	334	31,373
Akamai Technologies, Inc.*	45	5,247
Amphenol Corp. Cl A	167	11,425
Analog Devices, Inc.	103	17,732
ANSYS, Inc.*	24	8,329
Apple, Inc.	4,348	595,502
Applied Materials, Inc.	262	37,309
Arista Networks, Inc.*	15	5,435
Autodesk, Inc.*	60	17,514
Automatic Data Processing, Inc.	119	23,636
Broadcom, Inc.	114	54,360
Broadridge Financial Solutions, Inc.	32	5,169
Cadence Design Systems, Inc.*	77	10,535
CDW Corp.	39	6,811
Cisco Systems, Inc.	1,180	62,540
Citrix Systems, Inc.	34	3,987
Cognizant Technology Solutions Corp. Cl A	147	10,181
Corning, Inc.	216	8,834
DXC Technology Co.*	72	2,804
Enphase Energy, Inc.*	36	6,611
F5 Networks, Inc.*	17	3,173
Fidelity National Information Svcs., Inc.	172	24,367
Fiserv, Inc.*	165	17,637
FleetCor Technologies, Inc.*	23	5,889
Fortinet, Inc.*	38	9,051
Gartner, Inc.*	24	5,813
Global Payments, Inc.	81	15,191
Hewlett Packard Enterprise Co.	364	5,307
HP, Inc.	332	10,023
Intel Corp.	1,147	64,393
International Business Machines Corp.	248	36,354
Intuit, Inc.	76	37,253
IPG Photonics Corp.*	10	2,108
Jack Henry & Associates, Inc.	21	3,434
Juniper Networks, Inc.	92	2,516
Keysight Technologies, Inc.*	52	8,029
KLA Corp.	43	13,941
Lam Research Corp.	40	26,028
Mastercard, Inc. Cl A	242	88,352
Maxim Integrated Products, Inc.	75	7,902
Microchip Technology, Inc.	77	11,530

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Micron Technology, Inc.*	321	$27,279
Microsoft Corp.	2,077	562,659
Monolithic Power Systems, Inc.	12	4,481
Motorola Solutions, Inc.	47	10,192
NetApp, Inc.	62	5,073
NortonLifeLock, Inc.	162	4,410
NVIDIA Corp.	168	134,417
NXP Semiconductors NV	77	15,840
Oracle Corp.	509	39,621
Paychex, Inc.	89	9,550
Paycom Software, Inc.*	14	5,089
PayPal Hldgs., Inc.*	326	95,022
PTC, Inc.*	29	4,097
Qorvo, Inc.*	31	6,065
QUALCOMM, Inc.	315	45,023
Salesforce.com, Inc.*	255	62,289
Seagate Technology Hldgs. PLC	56	4,924
ServiceNow, Inc.*	55	30,225
Skyworks Solutions, Inc.	46	8,820
Synopsys, Inc.*	42	11,583
TE Connectivity Ltd.	93	12,575
Teradyne, Inc.	47	6,296
Texas Instruments, Inc.	259	49,806
Trimble, Inc.*	70	5,728
Tyler Technologies, Inc.*	12	5,428
VeriSign, Inc.*	28	6,375
Visa, Inc. Cl A	470	109,895
Western Digital Corp.*	86	6,121
Western Union Co.	114	2,619
Xilinx, Inc.	68	9,835
Zebra Technologies Corp. Cl A*	15	7,942

		2,760,335

MATERIALS (1.5%)
Air Products & Chemicals, Inc.	61	17,548
Albemarle Corp.	32	5,391
Amcor PLC	429	4,916
Avery Dennison Corp.	23	4,836
Ball Corp.	90	7,292
Celanese Corp. Cl A	32	4,851
CF Industries Hldgs., Inc.	59	3,036
Corteva, Inc.	205	9,092
Dow, Inc.	208	13,162
DuPont de Nemours, Inc.	149	11,534
Eastman Chemical Co.	38	4,436
Ecolab, Inc.	69	14,212
FMC Corp.	36	3,895
Freeport-McMoRan, Inc.	409	15,178
International Flavors & Fragrances, Inc.	69	10,309
International Paper Co.	109	6,683
Linde PLC	144	41,631

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
MATERIALS (CONTINUED)
LyondellBasell Industries NV Cl A	71	$7,304
Martin Marietta Materials, Inc.	17	5,981
Mosaic Co.	96	3,063
Newmont Corp.	222	14,071
Nucor Corp.	83	7,962
Packaging Corp. of America	26	3,521
PPG Industries, Inc.	65	11,035
Sealed Air Corp.	42	2,488
Sherwin-Williams Co.	66	17,982
Vulcan Materials Co.	37	6,440
Westrock Co.	73	3,885

		261,734

REAL ESTATE (1.5%)
Alexandria Real Estate Equities, Inc.	37	6,732
American Tower Corp.	126	34,038
AvalonBay Communities, Inc.	39	8,139
Boston Properties, Inc.	39	4,469
CBRE Group, Inc. Cl A*	93	7,973
Crown Castle International Corp.	120	23,412
Digital Realty Trust, Inc.	78	11,736
Duke Realty Corp.	105	4,972
Equinix, Inc.	25	20,065
Equity Residential	95	7,315
Essex Property Trust, Inc.	18	5,400
Extra Space Storage, Inc.	37	6,061
Federal Realty Investment Trust	19	2,226
Healthpeak Properties, Inc.	150	4,994
Host Hotels & Resorts, Inc.*	197	3,367
Iron Mountain, Inc.	80	3,386
Kimco Realty Corp.	121	2,523
Mid-America Apartment Communities, Inc.	32	5,389
Prologis, Inc.	205	24,504
Public Storage	42	12,629
Realty Income Corp.	104	6,941
Regency Centers Corp.	44	2,819
SBA Communications Corp. Cl A	30	9,561
Simon Property Group, Inc.	92	12,004
UDR, Inc.	82	4,016
Ventas, Inc.	104	5,938
Vornado Realty Trust	44	2,053
Welltower, Inc.	116	9,640
Weyerhaeuser Co.	208	7,159

		259,461

UTILITIES (1.5%)
AES Corp.	188	4,901
Alliant Energy Corp.	69	3,847
Ameren Corp.	71	5,683
American Electric Power Co., Inc.	140	11,843

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
American Water Works Co., Inc.	50	$7,706
Atmos Energy Corp.	36	3,460
CenterPoint Energy, Inc.	162	3,972
CMS Energy Corp.	80	4,726
Consolidated Edison, Inc.	95	6,814
Dominion Energy, Inc.	225	16,553
DTE Energy Co.	54	6,998
Duke Energy Corp.	214	21,126
Edison International	105	6,071
Entergy Corp.	56	5,583
Evergy, Inc.	63	3,807
Eversource Energy	95	7,623
Exelon Corp.	274	12,141
FirstEnergy Corp.	150	5,582
NextEra Energy, Inc.	540	39,571
NiSource, Inc.	109	2,671
NRG Energy, Inc.	70	2,821
Pinnacle West Capital Corp.	31	2,541
PPL Corp.	215	6,014
Public Svc. Enterprise Group, Inc.	141	8,423
Sempra Energy	87	11,526
Southern Co.	296	17,911
WEC Energy Group, Inc.	88	7,828
Xcel Energy, Inc.	150	9,882

		247,624

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $8,114,103 ) 60.8%		10,294,135

ACTIVE ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.1%)
Bandwidth, Inc. Cl A*	59	8,138
Cardlytics, Inc.*	123	15,612
Cogent Communications Hldgs., Inc.	139	10,688
Discovery, Inc. Cl A*	243	7,456
Discovery, Inc. Cl C*	156	4,521
Fox Corp. Cl A	473	17,562
Magnite, Inc.*	116	3,926
ORBCOMM, Inc.*	776	8,722
Take-Two Interactive Software, Inc.*	145	25,668
TEGNA, Inc.	1,874	35,156
Twitter, Inc.*	250	17,202
World Wrestling Entertainment, Inc. Cl A	85	4,921
Zynga, Inc. Cl A*	2,124	22,579

		182,151

CONSUMER DISCRETIONARY (4.9%)
Aptiv PLC*	87	13,688
AutoZone, Inc.*	23	34,321
Bed Bath & Beyond, Inc.*	232	7,723

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Bloomin’ Brands, Inc.*	1,775	$48,173
Bright Horizons Family Solutions, Inc.*	112	16,476
Caesars Entertainment, Inc.*	168	17,430
Capri Hldgs. Ltd.*	736	42,092
Darden Restaurants, Inc.	177	25,840
Five Below, Inc.*	274	52,956
Foot Locker, Inc.	121	7,457
Ford Motor Co.*	908	13,493
Fox Factory Hldg. Corp.*	108	16,812
Golden Entertainment, Inc.*	256	11,469
Haverty Furniture Cos., Inc.	178	7,611
Johnson Outdoors, Inc. Cl A	38	4,598
Lithia Motors, Inc. Cl A	98	33,677
Marriott Vacations Worldwide Corp.*	406	64,676
NVR, Inc.*	4	19,893
Oxford Industries, Inc.	208	20,559
Ralph Lauren Corp. Cl A	182	21,442
Red Rock Resorts, Inc. Cl A*	503	21,378
Skyline Champion Corp.*	632	33,685
Sonic Automotive, Inc. Cl A	695	31,094
Sonos, Inc.*	800	28,184
Stamps.com, Inc.*	32	6,409
Steven Madden Ltd.	1,510	66,077
Taylor Morrison Home Corp. Cl A*	933	24,650
Tempur Sealy International, Inc.	611	23,945
Tractor Supply Co.	150	27,909
Williams-Sonoma, Inc.	380	60,667
XPEL, Inc.*	198	16,606
YETI Hldgs., Inc.*	178	16,346

		837,336

CONSUMER STAPLES (1.0%)
BJ’s Wholesale Club Hldgs., Inc.*	193	9,183
Church & Dwight Co., Inc.	312	26,589
Constellation Brands, Inc. Cl A	227	53,093
Crimson Wine Group Ltd.*	1,816	16,598
Freshpet, Inc.*	43	7,007
TreeHouse Foods, Inc.*	1,165	51,866
Tyson Foods, Inc. Cl A	67	4,940

		169,276

ENERGY (1.7%)
Baker Hughes Co. Cl A	808	18,479
ChampionX Corp.*	1,056	27,087
Cheniere Energy, Inc.*	305	26,456
Devon Energy Corp.	2,306	67,313
EQT Corp.*	898	19,989
Hess Corp.	82	7,160
MPLX LP	216	6,396
Northern Oil & Gas, Inc.	389	8,080
PDC Energy, Inc.	546	25,001

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
ENERGY (CONTINUED)
Renewable Energy Group, Inc.*	312	$19,450
Southwestern Energy Co.*	4,168	23,633
Williams Cos., Inc.	1,246	33,081

		282,125

FINANCIALS (5.8%)
Altabancorp	240	10,394
American Equity Investment Life Hldg. Co.	418	13,510
American Financial Group, Inc.	193	24,071
Ameriprise Financial, Inc.	214	53,261
Argo Group International Hldgs. Ltd.	205	10,625
BancFirst Corp.	145	9,052
Bank of Marin Bancorp	183	5,838
Banner Corp.	385	20,871
Brookline Bancorp, Inc.	1,187	17,746
Brown & Brown, Inc.	338	17,961
Bryn Mawr Bank Corp.	293	12,362
Dime Community Bancshares, Inc.	338	11,364
Discover Financial Svcs.	307	36,315
Eastern Bankshares, Inc.	1,521	31,287
Ellington Financial, Inc.	1,122	21,486
Enterprise Financial Svcs. Corp.	407	18,881
Essent Group Ltd.	471	21,171
Everest Re Group Ltd.	43	10,837
Fifth Third Bancorp	1,294	49,470
First Financial Bankshares, Inc.	155	7,615
First Foundation, Inc.	374	8,419
First Interstate BancSystem, Inc. Cl A	574	24,010
First Republic Bank	141	26,391
Globe Life, Inc.	201	19,145
Goosehead Insurance, Inc. Cl A	101	12,857
Green Dot Corp. Cl A*	800	37,480
Hancock Whitney Corp.	518	23,020
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	116	6,514
Hartford Financial Svcs. Group, Inc.	506	31,357
Houlihan Lokey, Inc. Cl A	141	11,532
Investors Bancorp, Inc.	828	11,807
iShares Micro-Cap ETF	48	7,325
iShares Russell 2000 Growth ETF	39	12,156
KeyCorp.	689	14,228
Lincoln National Corp.	107	6,724
Moelis & Co. Cl A	239	13,597
MSCI, Inc. Cl A	29	15,459
Peoples Bancorp, Inc.	120	3,554
Primerica, Inc.	218	33,384

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Progressive Corp.	181	$17,776
Raymond James Financial, Inc.	134	17,406
Reinsurance Group of America, Inc. Cl A	78	8,892
RLI Corp.	84	8,785
Selective Insurance Group, Inc.	292	23,696
Signature Bank	51	12,528
Starwood Property Trust, Inc.	1,048	27,426
Stifel Financial Corp.	205	13,296
Stock Yards Bancorp, Inc.	670	34,096
SVB Financial Group*	27	15,024
Synchrony Financial	209	10,141
TriCo Bancshares	299	12,731
UMB Financial Corp.	208	19,356
Voya Financial, Inc.	138	8,487
Webster Financial Corp.	325	17,335
Zions Bancorporation	225	11,893

		981,944

HEALTH CARE (4.9%)
ACADIA Pharmaceuticals, Inc.*	332	8,097
Acceleron Pharma, Inc.*	45	5,647
Agilent Technologies, Inc.	288	42,569
Align Technology, Inc.*	29	17,719
Allakos, Inc.*	50	4,269
Amicus Therapeutics, Inc.*	415	4,001
Arena Pharmaceuticals, Inc.*	97	6,615
Arrowhead Pharmaceuticals, Inc.*	101	8,365
Biohaven Pharmaceutical Hldg. Co. Ltd.*	153	14,853
Blueprint Medicines Corp.*	90	7,916
CareDx, Inc.*	120	10,982
Centene Corp.*	144	10,502
Chemed Corp.	29	13,761
ChemoCentryx, Inc.*	105	1,406
Coherus Biosciences, Inc.*	265	3,665
CONMED Corp.	84	11,544
Emergent BioSolutions, Inc.*	69	4,346
Envista Hldgs. Corp.*	230	9,938
Esperion Therapeutics, Inc.*	153	3,236
Exact Sciences Corp.*	69	8,577
Fate Therapeutics, Inc.*	135	11,717
FibroGen, Inc.*	142	3,781
Hill-Rom Hldgs., Inc.	90	10,223
Horizon Therapeutics PLC*	385	36,051
Humana, Inc.	33	14,610
IDEXX Laboratories, Inc.*	26	16,421
ImmunityBio, Inc.*	247	3,527
Incyte Corp.*	86	7,235
Inmode Ltd.*	74	7,006
Insmed, Inc.*	191	5,436
Inspire Medical Systems, Inc.*	48	9,277

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Insulet Corp.*	44	$12,078
Intersect ENT, Inc.*	240	4,102
Invitae Corp.*	138	4,655
iRhythm Technologies, Inc.*	60	3,981
Karyopharm Therapeutics, Inc.*	448	4,623
Kodiak Sciences, Inc.*	74	6,882
Krystal Biotech, Inc.*	64	4,352
LHC Group, Inc.*	69	13,818
Madrigal Pharmaceuticals, Inc.*	38	3,702
Medpace Hldgs., Inc.*	58	10,244
Mettler-Toledo International, Inc.*	16	22,166
Mirati Therapeutics, Inc.*	32	5,169
Moderna, Inc.*	86	20,208
NanoString Technologies, Inc.*	337	21,834
Natera, Inc.*	54	6,131
Neogen Corp.*	192	8,840
NeoGenomics, Inc.*	194	8,763
Nevro Corp.*	59	9,782
Novavax, Inc.*	18	3,822
Omnicell, Inc.*	83	12,570
Orchard Therapeutics PLC*	491	2,156
OrthoPediatrics Corp.*	158	9,982
Pacific Biosciences of California, Inc.*	245	8,568
Penumbra, Inc.*	36	9,866
Progyny, Inc.*	119	7,021
Repligen Corp.*	51	10,181
Sage Therapeutics, Inc.*	102	5,795
SeaSpine Hldgs. Corp.*	1,019	20,900
Sientra, Inc.*	4,150	33,034
Silk Road Medical, Inc.*	160	7,658
Simulations Plus, Inc.	142	7,797
Sorrento Therapeutics, Inc.*	575	5,572
STAAR Surgical Co.*	95	14,488
Supernus Pharmaceuticals, Inc.*	776	23,893
Syneos Health, Inc. Cl A*	371	33,201
Tactile Systems Technology, Inc.*	154	8,008
Tandem Diabetes Care, Inc.*	105	10,227
Theravance Biopharma, Inc.*	166	2,411
Ultragenyx Pharmaceutical, Inc.*	64	6,102
Veeva Systems, Inc. Cl A*	55	17,102
Vericel Corp.*	505	26,513
Xencor, Inc.*	123	4,242
Zimmer Biomet Hldgs., Inc.	256	41,168

		826,899

INDUSTRIALS (6.6%)
Alaska Air Group, Inc.*	568	34,256
Arcosa, Inc.	432	25,376
Axon Enterprise, Inc.*	118	20,862

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
AZEK Co., Inc. Cl A*	139	$5,902
Bloom Energy Corp. Cl A*	294	7,900
Builders FirstSource, Inc.*	853	36,389
Carlisle Cos., Inc.	241	46,123
Casella Waste Systems, Inc. Cl A*	112	7,104
Chart Industries, Inc.*	49	7,170
Clean Harbors, Inc.*	144	13,412
Deluxe Corp.	775	37,022
Dover Corp.	242	36,445
Ducommun, Inc.*	159	8,675
EMCOR Group, Inc.	131	16,138
Encore Wire Corp.	433	32,817
EnPro Industries, Inc.	380	36,917
ESCO Technologies, Inc.	429	40,244
Exponent, Inc.	108	9,635
Federal Signal Corp.	321	12,914
Franklin Electric Co., Inc.	125	10,078
FuelCell Energy, Inc.*	431	3,836
Generac Hldgs., Inc.*	82	34,042
Gorman-Rupp Co.	199	6,854
HEICO Corp. Cl A	120	14,902
IAA, Inc.*	206	11,236
ICF International, Inc.	229	20,120
Jacobs Engineering Group, Inc.	130	17,345
L-3 Harris Technologies, Inc.	94	20,318
Lennox International, Inc.	65	22,802
ManTech International Corp. Cl A	127	10,991
Masonite International Corp.*	84	9,390
Miller Industries, Inc.	924	36,443
Mueller Industries, Inc.	1,369	59,291
Old Dominion Freight Line, Inc.	214	54,313
Oshkosh Corp.	229	28,543
Parsons Corp.*	180	7,085
Plug Power, Inc.*	181	6,188
Quanta Svcs., Inc.	195	17,661
Rexnord Corp.	421	21,067
Rockwell Automation, Inc.	70	20,021
Saia, Inc.*	65	13,617
Simpson Manufacturing Co., Inc.	119	13,142
Stanley Black & Decker, Inc.	81	16,604
Teledyne Technologies, Inc.*	45	18,847
Tetra Tech, Inc.	81	9,885
Trane Technologies PLC	120	22,097
TransUnion	149	16,362
Trex Co., Inc.*	285	29,130
UFP Industries, Inc.	441	32,784
Univar Solutions, Inc.*	488	11,897
Upwork, Inc.*	243	14,164
VSE Corp.	674	33,370
Werner Enterprises, Inc.	356	15,849
Willdan Group, Inc.*	180	6,774

		1,122,349

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (6.3%)
Akoustis Technologies, Inc.*	616	$6,597
Altair Engineering, Inc. Cl A*	131	9,035
Amphenol Corp. Cl A	312	21,343
Analog Devices, Inc.	91	15,667
Belden, Inc.	259	13,098
Blackline, Inc.*	106	11,795
Cambium Networks Corp.*	273	13,199
Ciena Corp.*	213	12,118
Cloudera, Inc.*	1,071	16,986
CMC Materials, Inc.	69	10,401
Cohu, Inc.*	452	16,629
Concentrix Corp.*	101	16,241
Domo, Inc. Cl B*	258	20,854
DXC Technology Co.*	956	37,226
EchoStar Corp. Cl A*	514	12,485
EPAM Systems, Inc.*	67	34,234
Euronet Worldwide, Inc.*	300	40,605
Everspin Technologies, Inc.*	755	4,855
Five9, Inc.*	383	70,238
Globant S.A.*	57	12,493
Guidewire Software, Inc.*	89	10,032
Hewlett Packard Enterprise Co.	773	11,270
II-VI, Inc.*	371	26,931
Keysight Technologies, Inc.*	59	9,111
KLA Corp.	71	23,019
LivePerson, Inc.*	205	12,964
Lumentum Hldgs., Inc.*	361	29,613
Marvell Technology, Inc.	215	12,541
Maximus, Inc.	108	9,501
MaxLinear, Inc. Cl A*	461	19,588
Microchip Technology, Inc.	79	11,829
MKS Instruments, Inc.	79	14,058
Monolithic Power Systems, Inc.	48	17,926
Motorola Solutions, Inc.	81	17,565
Novanta, Inc.*	81	10,916
Okta, Inc. Cl A*	63	15,415
Palo Alto Networks, Inc.*	41	15,213
Perficient, Inc.*	422	33,937
Ping Identity Hldg. Corp.*	190	4,351
Plexus Corp.*	80	7,313
Proofpoint, Inc.*	120	20,851
PTC, Inc.*	208	29,382
Q2 Hldgs., Inc.*	79	8,104
Qorvo, Inc.*	79	15,456
Rapid7, Inc.*	308	29,146
Richardson Electronics Ltd.*	1,133	9,415
Sailpoint Technologies Hldgs., Inc.*	497	25,382
Sequans Communications S.A.*	678	4,081
Silicon Laboratories, Inc.*	77	11,800
Skyworks Solutions, Inc.	62	11,889
Splunk, Inc.*	110	15,904

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Synaptics, Inc.*	199	$30,960
Synopsys, Inc.*	74	20,409
Twilio, Inc. Cl A*	55	21,679
Viasat, Inc.*	1,081	53,877
Western Digital Corp.*	72	5,124
Xperi Hldg. Corp.	957	21,284
Zendesk, Inc.*	208	30,023

		1,073,958

MATERIALS (2.6%)
Ashland Global Hldgs., Inc.	446	39,025
Avient Corp.	276	13,568
Chase Corp.	94	9,645
Coeur Mining, Inc.*	2,648	23,514
Crown Hldgs., Inc.	679	69,401
Ferro Corp.*	1,345	29,012
FMC Corp.	214	23,155
Freeport-McMoRan, Inc.	331	12,283
Hawkins, Inc.	135	4,421
International Flavors & Fragrances, Inc.	89	13,296
Kaiser Aluminum Corp.	275	33,960
Materion Corp.	465	35,038
Newmont Corp.	514	32,577
Orion Engineered Carbons S.A.*	417	7,919
Packaging Corp. of America	117	15,844
Steel Dynamics, Inc.	163	9,715
Stepan Co.	76	9,141
Valvoline, Inc.	1,131	36,712
Vulcan Materials Co.	88	15,319

		433,545

REAL ESTATE (2.2%)
Alexander’s, Inc.	29	7,770
American Campus Communities, Inc.	154	7,195
Apartment Income REIT Corp.	197	9,344
Apartment Investment & Management Co. Cl A	1,164	7,810
AvalonBay Communities, Inc.	54	11,269
Brandywine Realty Trust	610	8,363
Camden Property Trust	104	13,798
Cousins Properties, Inc.	397	14,602
CTO Realty Growth, Inc.	103	5,513
Duke Realty Corp.	1,223	57,909
Easterly Government Properties, Inc.	984	20,743
EastGroup Properties, Inc.	59	9,702
Equity Commonwealth	578	15,144
Equity LifeStyle Properties, Inc.	86	6,391
Highwoods Properties, Inc.	312	14,093
Host Hotels & Resorts, Inc.*	864	14,766
Industrial Logistics Properties Trust	459	11,998
Kilroy Realty Corp.	314	21,867

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
NexPoint Residential Trust, Inc.	90	$4,948
PotlatchDeltic Corp.	243	12,915
Realty Income Corp.	193	12,881
Redfin Corp.*	181	11,477
Sabra Health Care REIT, Inc.	820	14,924
Sun Communities, Inc.	144	24,682
Vornado Realty Trust	82	3,827
Welltower, Inc.	326	27,090
Weyerhaeuser Co.	160	5,507

		376,528

UTILITIES (1.7%)
AES Corp.	448	11,679
Ameren Corp.	192	15,368
Atmos Energy Corp.	80	7,689
Avista Corp.	332	14,166
Black Hills Corp.	309	20,280
Chesapeake Utilities Corp.	104	12,514

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
DTE Energy Co.	106	$13,738
Entergy Corp.	118	11,765
Evergy, Inc.	689	41,636
Fortis, Inc.	419	18,533
NiSource, Inc.	716	17,542
NorthWestern Corp.	217	13,068
NRG Energy, Inc.	376	15,153
Portland General Electric Co.	215	9,907
PPL Corp.	300	8,391
Public Svc. Enterprise Group, Inc.	273	16,309
Sempra Energy	189	25,038
Spire, Inc.	161	11,635

		284,411

TOTAL ACTIVE ASSETS-COMMON STOCKS (Cost: $5,049,345) 38.8%		6,570,522

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.3%)
Citibank, New York Time Deposit	0.01	07/01/21	$53,009	$53,009

TOTAL TEMPORARY CASH INVESTMENT (Cost: $53,009) 0.3%				53,009

TOTAL INVESTMENTS (Cost: $13,216,457) 99.9%				16,917,666

OTHER NET ASSETS 0.1%				23,261

NET ASSETS 100.0%				$16,940,927

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (2.4%)
ORBCOMM, Inc.*	7,564	$85,019
TEGNA, Inc.	17,498	328,263

		413,282

CONSUMER DISCRETIONARY (11.4%)
Bed Bath & Beyond, Inc.*	2,263	75,335
Bloomin’ Brands, Inc.*	10,167	275,932
Capri Hldgs. Ltd.*	4,642	265,476
Golden Entertainment, Inc.*	2,590	116,032
Haverty Furniture Cos., Inc.	1,455	62,216
Johnson Outdoors, Inc. Cl A	226	27,346
Marriott Vacations Worldwide Corp.*	1,658	264,120
Oxford Industries, Inc.	1,675	165,557
Sonic Automotive, Inc. Cl A	4,826	215,915
Steven Madden Ltd.	7,061	308,989
Taylor Morrison Home Corp. Cl A*	5,747	151,836

		1,928,754

CONSUMER STAPLES (2.9%)
Crimson Wine Group Ltd.*	17,185	157,071
TreeHouse Foods, Inc.*	7,519	334,746

		491,817

ENERGY (6.4%)
ChampionX Corp.*	9,922	254,499
Devon Energy Corp.	7,070	206,373
EQT Corp.*	8,862	197,268
PDC Energy, Inc.	5,187	237,513
Renewable Energy Group, Inc.*	3,176	197,992

		1,093,645

FINANCIALS (23.4%)
American Equity Investment Life Hldg. Co.	4,246	137,231
Argo Group International Hldgs. Ltd.	2,166	112,264
BancFirst Corp.	986	61,556
Bank of Marin Bancorp	1,898	60,546
Banner Corp.	3,954	214,346
Brookline Bancorp, Inc.	11,922	178,234
Bryn Mawr Bank Corp.	2,625	110,749
Dime Community Bancshares, Inc.	2,803	94,237
Eastern Bankshares, Inc.	14,827	304,991
Ellington Financial, Inc.	11,401	218,329
Enterprise Financial Svcs. Corp.	3,992	185,189
Essent Group Ltd.	4,648	208,928
First Interstate BancSystem, Inc. Cl A	5,831	243,911
Green Dot Corp. Cl A*	5,876	275,290
Hancock Whitney Corp.	5,129	227,933
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,135	63,730
Investors Bancorp, Inc.	8,433	120,254
Moelis & Co. Cl A	2,457	139,779
Peoples Bancorp, Inc.	986	29,205

	Shares	Value
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Selective Insurance Group, Inc.	2,845	$230,872
Stifel Financial Corp.	2,030	131,666
Stock Yards Bancorp, Inc.	5,632	286,612
TriCo Bancshares	2,976	126,718
UMB Financial Corp.	2,162	201,196

		3,963,766

HEALTH CARE (6.1%)
Arena Pharmaceuticals, Inc.*	964	65,745
NanoString Technologies, Inc.*	2,046	132,560
SeaSpine Hldgs. Corp.*	7,792	159,814
Sientra, Inc.*	26,020	207,119
Supernus Pharmaceuticals, Inc.*	5,747	176,950
Syneos Health, Inc. Cl A*	2,082	186,318
Vericel Corp.*	2,057	107,993

		1,036,499

INDUSTRIALS (19.6%)
Arcosa, Inc.	3,272	192,197
Builders FirstSource, Inc.*	4,591	195,852
Deluxe Corp.	7,528	359,613
Encore Wire Corp.	3,601	272,920
EnPro Industries, Inc.	3,888	377,719
ICF International, Inc.	1,447	127,133
ManTech International Corp. Cl A	1,317	113,973
Miller Industries, Inc.	7,780	306,843
Mueller Industries, Inc.	9,538	413,091
Rexnord Corp.	4,345	217,424
UFP Industries, Inc.	4,055	301,449
VSE Corp.	6,292	311,517
Werner Enterprises, Inc.	2,994	133,293

		3,323,024

INFORMATION TECHNOLOGY (8.2%)
Belden, Inc.	2,528	127,841
Cloudera, Inc.*	4,296	68,135
Cohu, Inc.*	2,072	76,229
Concentrix Corp.*	984	158,227
EchoStar Corp. Cl A*	5,148	125,045
Everspin Technologies, Inc.*	3,482	22,389
II-VI, Inc.*	1,425	103,441
Perficient, Inc.*	1,094	87,979
Plexus Corp.*	831	75,962
Richardson Electronics Ltd.*	7,608	63,222
Sequans Communications S.A.*	6,563	39,509
Synaptics, Inc.*	713	110,928
Viasat, Inc.*	3,108	154,903
Xperi Hldg. Corp.	7,899	175,674

		1,389,484

MATERIALS (7.0%)
Avient Corp.	2,799	137,599
Coeur Mining, Inc.*	15,830	140,570
Ferro Corp.*	10,846	233,948
Kaiser Aluminum Corp.	1,876	231,667
Materion Corp.	4,607	347,138
Stepan Co.	854	102,711

		1,193,633

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
REAL ESTATE (7.1%)
Alexander’s, Inc.	187	$50,106
Apartment Investment & Management Co. Cl A	11,341	76,098
Cousins Properties, Inc.	4,102	150,871
CTO Realty Growth, Inc.	1,119	59,889
Easterly Government Properties, Inc.	8,099	170,727
Equity Commonwealth	5,664	148,397
Highwoods Properties, Inc.	3,245	146,577
Industrial Logistics Properties Trust	4,814	125,838
PotlatchDeltic Corp.	2,505	133,141
Sabra Health Care REIT, Inc.	7,894	143,671

		1,205,315

	Shares	Value
COMMON STOCKS (CONTINUED):
UTILITIES (3.2%)
Avista Corp.	3,432	$146,444
Black Hills Corp.	2,586	169,719
NorthWestern Corp.	1,831	110,263
Spire, Inc.	1,575	113,825

		540,251

TOTAL COMMON STOCKS
(Cost: $14,819,740) 97.7%		16,579,470

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (2.8%)
Citibank, New York Time Deposit	0.01	07/01/21	$485,493	$485,493

TOTAL TEMPORARY CASH INVESTMENT (Cost: $485,493) 2.8%				485,493

TOTAL INVESTMENTS (Cost: $15,305,233) 100.5%				17,064,963

OTHER NET ASSETS -0.5%				(91,050)

NET ASSETS 100.0%				$16,973,913

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (3.1%)
Bandwidth, Inc. Cl A*	651	$89,786
Cardlytics, Inc.*	1,344	170,594
Cogent Communications Hldgs., Inc.	1,517	116,642
Magnite, Inc.*	1,267	42,875
World Wrestling Entertainment, Inc. Cl A	928	53,722
Zynga, Inc. Cl A*	4,436	47,155

		520,774

CONSUMER DISCRETIONARY (17.1%)
Bloomin’ Brands, Inc.*	8,586	233,024
Five Below, Inc.*	1,103	213,177
Fox Factory Hldg. Corp.*	1,181	183,834
Lithia Motors, Inc. Cl A	210	72,164
Marriott Vacations Worldwide Corp.*	798	127,121
Red Rock Resorts, Inc. Cl A*	5,541	235,493
Skyline Champion Corp.*	6,879	366,651
Sonic Automotive, Inc. Cl A	2,325	104,021
Sonos, Inc.*	8,358	294,452
Stamps.com, Inc.*	354	70,903
Steven Madden Ltd.	4,473	195,739
Taylor Morrison Home Corp. Cl A*	2,401	63,434
Tempur Sealy International, Inc.	2,504	98,132
Williams-Sonoma, Inc.	1,262	201,478
XPEL, Inc.*	2,193	183,927
YETI Hldgs., Inc.*	1,892	173,723

		2,817,273

CONSUMER STAPLES (1.0%)
BJ’s Wholesale Club Hldgs., Inc.*	2,044	97,254
Freshpet, Inc.*	450	73,332

		170,586

ENERGY (2.1%)
Northern Oil & Gas, Inc.	4,287	89,041
Southwestern Energy Co.*	45,900	260,253

		349,294

FINANCIALS (8.3%)
Altabancorp	2,647	114,642
First Financial Bankshares, Inc.	1,695	83,275
First Foundation, Inc.	4,121	92,764
Goosehead Insurance, Inc. Cl A	1,107	140,921
Green Dot Corp. Cl A*	2,452	114,876
Houlihan Lokey, Inc. Cl A	1,561	127,674
iShares Micro-Cap ETF	531	81,031
iShares Russell 2000 Growth ETF	1,232	384,002
Primerica, Inc.	930	142,420
RLI Corp.	878	91,830

		1,373,435

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (24.9%)
ACADIA Pharmaceuticals, Inc.*	2,426	$59,170
Acceleron Pharma, Inc.*	471	59,106
Allakos, Inc.*	536	45,758
Amicus Therapeutics, Inc.*	4,763	45,915
Arrowhead Pharmaceuticals, Inc.*	1,104	91,433
Biohaven Pharmaceutical Hldg. Co. Ltd.*	1,653	160,473
Blueprint Medicines Corp.*	955	84,002
CareDx, Inc.*	1,317	120,532
ChemoCentryx, Inc.*	1,205	16,135
Coherus Biosciences, Inc.*	3,053	42,223
CONMED Corp.	907	124,649
Emergent BioSolutions, Inc.*	761	47,935
Esperion Therapeutics, Inc.*	1,611	34,073
Fate Therapeutics, Inc.*	1,488	129,144
FibroGen, Inc.*	1,637	43,593
ImmunityBio, Inc.*	2,709	38,685
Inmode Ltd.*	805	76,217
Insmed, Inc.*	2,158	61,417
Inspire Medical Systems, Inc.*	506	97,790
Intersect ENT, Inc.*	2,907	49,681
Invitae Corp.*	1,519	51,236
iRhythm Technologies, Inc.*	655	43,459
Karyopharm Therapeutics, Inc.*	4,894	50,506
Kodiak Sciences, Inc.*	821	76,353
Krystal Biotech, Inc.*	654	44,472
LHC Group, Inc.*	725	145,188
Madrigal Pharmaceuticals, Inc.*	435	42,373
Medpace Hldgs., Inc.*	661	116,752
Mirati Therapeutics, Inc.*	353	57,020
NanoString Technologies, Inc.*	1,472	95,371
Natera, Inc.*	596	67,664
Neogen Corp.*	2,048	94,290
NeoGenomics, Inc.*	2,018	91,153
Nevro Corp.*	636	105,442
Novavax, Inc.*	193	40,976
Omnicell, Inc.*	911	137,971
Orchard Therapeutics PLC*	5,098	22,380
OrthoPediatrics Corp.*	1,714	108,291
Pacific Biosciences of California, Inc.*	2,640	92,321
Progyny, Inc.*	1,299	76,641
Sage Therapeutics, Inc.*	533	30,280
SeaSpine Hldgs. Corp.*	2,687	55,110
Sientra, Inc.*	16,288	129,652
Silk Road Medical, Inc.*	1,767	84,569
Simulations Plus, Inc.	1,541	84,616
Sorrento Therapeutics, Inc.*	6,223	60,301
STAAR Surgical Co.*	1,041	158,753
Supernus Pharmaceuticals, Inc.*	2,383	73,373

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Tactile Systems Technology, Inc.*	1,703	$88,556
Tandem Diabetes Care, Inc.*	418	40,713
Theravance Biopharma, Inc.*	1,659	24,089
Ultragenyx Pharmaceutical, Inc.*	702	66,936
Vericel Corp.*	3,142	164,955
Xencor, Inc.*	1,456	50,217

		4,099,910

INDUSTRIALS (13.6%)
Arcosa, Inc.	1,270	74,600
AZEK Co., Inc. Cl A*	1,517	64,412
Bloom Energy Corp. Cl A*	3,079	82,733
Casella Waste Systems, Inc. Cl A*	1,236	78,400
Chart Industries, Inc.*	532	77,842
Ducommun, Inc.*	1,736	94,716
EMCOR Group, Inc.	1,404	172,959
ESCO Technologies, Inc.	1,881	176,457
Exponent, Inc.	1,145	102,145
Federal Signal Corp.	3,505	141,006
Franklin Electric Co., Inc.	1,319	106,338
FuelCell Energy, Inc.*	4,741	42,195
Gorman-Rupp Co.	2,230	76,801
ICF International, Inc.	881	77,405
Masonite International Corp.*	900	100,611
Parsons Corp.*	1,969	77,500
Plug Power, Inc.*	1,997	68,277
Saia, Inc.*	711	148,947
Simpson Manufacturing Co., Inc.	1,277	141,032
Tetra Tech, Inc.	858	104,710
Upwork, Inc.*	2,691	156,858
Willdan Group, Inc.*	1,978	74,452

		2,240,396

INFORMATION TECHNOLOGY (22.2%)
Akoustis Technologies, Inc.*	6,792	72,742
Altair Engineering, Inc. Cl A*	1,388	95,730
Blackline, Inc.*	1,111	123,621
Cambium Networks Corp.*	3,027	146,355
Cloudera, Inc.*	5,431	86,136
CMC Materials, Inc.	760	114,562
Cohu, Inc.*	2,758	101,467

	Shares	Value
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Domo, Inc. Cl B*	2,780	$224,707
Everspin Technologies, Inc.*	4,437	28,530
Five9, Inc.*	1,422	260,781
Globant S.A.*	615	134,796
II-VI, Inc.*	2,186	158,682
LivePerson, Inc.*	2,250	142,290
Lumentum Hldgs., Inc.*	1,484	121,733
Maximus, Inc.	1,178	103,629
MaxLinear, Inc. Cl A*	4,789	203,485
Novanta, Inc.*	860	115,894
Perficient, Inc.*	3,351	269,487
Ping Identity Hldg. Corp.*	2,010	46,029
Q2 Hldgs., Inc.*	868	89,039
Rapid7, Inc.*	3,384	320,228
Sailpoint Technologies Hldgs., Inc.*	5,273	269,292
Silicon Laboratories, Inc.*	806	123,519
Synaptics, Inc.*	1,223	190,274
Viasat, Inc.*	2,390	119,118

		3,662,126

MATERIALS (3.8%)
Chase Corp.*	1,022	104,867
Coeur Mining, Inc.*	11,061	98,222
Hawkins, Inc.	1,489	48,765
Kaiser Aluminum Corp.	914	112,870
Orion Engineered Carbons S.A.*	4,590	87,164
Valvoline, Inc.	5,225	169,603

		621,491

REAL ESTATE (2.2%)
Easterly Government Properties, Inc.	3,383	71,314
EastGroup Properties, Inc.	650	106,892
NexPoint Residential Trust, Inc.	991	54,485
Redfin Corp.*	1,956	124,030

		356,721

UTILITIES (0.8%)
Chesapeake Utilities Corp.	1,049	126,226

TOTAL COMMON STOCKS
(Cost: $12,529,570) 99.1%		16,338,232

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.7%)
Citibank, New York Time Deposit	0.01	07/01/21	$106,750	$106,750

TOTAL TEMPORARY CASH INVESTMENT (Cost: $106,750) 0.7%				106,750

TOTAL INVESTMENTS (Cost: $12,636,320) 99.8%				16,444,982

OTHER NET ASSETS 0.2%				39,984

NET ASSETS 100.0%				$16,484,966

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2021 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.6%)
AMC Networks, Inc. Cl A*	235	$15,698
ATN International, Inc.	84	3,821
Cincinnati Bell, Inc.*	390	6,014
Cogent Communications Hldgs., Inc.	324	24,912
Consolidated Communications Hldgs., Inc.*	563	4,949
EW Scripps Co. Cl A	442	9,012
Gannett Co., Inc.*	1,037	5,693
Marcus Corp.*	184	3,902
Meredith Corp.*	311	13,510
QuinStreet, Inc.*	378	7,023
Scholastic Corp.	230	8,715
Shenandoah Telecommunications Co.	382	18,531
Spok Hldgs., Inc.	137	1,318
TechTarget, Inc.*	181	14,026

		137,124

CONSUMER DISCRETIONARY (14.4%)
Aaron’s Co., Inc.	262	8,381
Abercrombie & Fitch Co. Cl A*	474	22,008
American Axle & Manufacturing Hldgs., Inc.*	873	9,036
American Public Education, Inc.*	143	4,053
America’s Car-Mart, Inc.*	47	6,661
Asbury Automotive Group, Inc.*	148	25,363
Barnes & Noble Education, Inc.*	244	1,759
Bed Bath & Beyond, Inc.*	817	27,198
Big Lots, Inc.	245	16,172
BJ’s Restaurants, Inc.*	178	8,747
Bloomin’ Brands, Inc.*	620	16,827
Boot Barn Hldgs., Inc.*	224	18,827
Brinker International, Inc.*	350	21,647
Buckle, Inc.	221	10,995
Caleres, Inc.	293	7,996
Cato Corp. Cl A	148	2,497
Cavco Industries, Inc.*	65	14,442
Century Communities, Inc.	225	14,971
Cheesecake Factory, Inc.*	351	19,017
Chico’s FAS, Inc.*	939	6,179
Children’s Place, Inc.*	112	10,423
Chuy’s Hldgs., Inc.*	153	5,701
Conn’s, Inc.*	148	3,774
Cooper-Standard Hldgs., Inc.*	130	3,770
Core-Mark Hldg. Co., Inc.	346	15,573
Dave & Buster’s Entertainment, Inc.*	366	14,860
Designer Brands, Inc. Cl A*	454	7,514
Dine Brands Global, Inc.*	131	11,692
Dorman Products, Inc.*	219	22,704
El Pollo Loco Hldgs., Inc.*	145	2,652
Ethan Allen Interiors, Inc.	168	4,637
Fiesta Restaurant Group, Inc.*	136	1,826
Fossil Group, Inc.*	363	5,184

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
GameStop Corp. Cl A*	425	$91,009
Genesco, Inc.*	108	6,877
Gentherm, Inc.*	254	18,047
G-III Apparel Group Ltd.*	333	10,942
Group 1 Automotive, Inc.	131	20,230
Guess?, Inc.	293	7,735
Haverty Furniture Cos., Inc.	129	5,516
Hibbett, Inc.*	124	11,114
Installed Building Products, Inc.	173	21,168
iRobot Corp.*	215	20,079
Kontoor Brands, Inc.	362	20,420
La-Z-Boy, Inc.	355	13,149
LCI Industries	193	25,364
LGI Homes, Inc.*	168	27,206
Liquidity Svcs., Inc.*	207	5,268
Lumber Liquidators Hldgs., Inc.*	222	4,684
M/I Homes, Inc.*	223	13,083
Macy’s, Inc.*	2,387	45,258
MarineMax, Inc.*	170	8,286
MDC Hldgs., Inc.	425	21,505
Meritage Homes Corp.*	290	27,283
Monarch Casino & Resort, Inc.*	99	6,551
Monro, Inc.	256	16,259
Motorcar Parts of America, Inc.*	145	3,254
Movado Group, Inc.	129	4,060
ODP Corp.*	410	19,684
Oxford Industries, Inc.	129	12,750
Patrick Industries, Inc.	171	12,483
Perdoceo Education Corp.*	539	6,614
PetMed Express, Inc.	155	4,937
Red Robin Gourmet Burgers, Inc.*	120	3,973
Regis Corp.*	186	1,741
Rent-A-Center, Inc.	457	24,253
Ruth’s Hospitality Group, Inc.*	245	5,642
Sally Beauty Hldgs., Inc.*	865	19,091
Shake Shack, Inc. Cl A*	278	29,752
Shoe Carnival, Inc.	66	4,725
Shutterstock, Inc.	171	16,787
Signet Jewelers Ltd.*	401	32,397
Sleep Number Corp.*	187	20,561
Sonic Automotive, Inc. Cl A	179	8,008
Stamps.com, Inc.*	140	28,041
Standard Motor Products, Inc.	153	6,633
Steven Madden Ltd.	589	25,775
Sturm Ruger & Co., Inc.	135	12,147
Tupperware Brands Corp.*	380	9,025
Unifi, Inc.*	115	2,801
Universal Electronics, Inc.*	105	5,092
Vera Bradley, Inc.*	170	2,106
Vista Outdoor, Inc.*	442	20,456
Winnebago Industries, Inc.	257	17,466
Wolverine World Wide, Inc.	634	21,328
Zumiez, Inc.*	162	7,936

		1,209,637

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER STAPLES (4.0%)
Andersons, Inc.	240	$7,327
B&G Foods, Inc.	496	16,269
Calavo Growers, Inc.	127	8,054
Cal-Maine Foods, Inc.	287	10,392
Celsius Hldgs., Inc.*	230	17,501
Central Garden & Pet Co.*	75	3,970
Central Garden & Pet Co. Cl A*	304	14,683
Chefs’ Warehouse, Inc.*	250	7,958
Coca-Cola Consolidated, Inc.	35	14,075
Edgewell Personal Care Co.	416	18,263
elf Beauty, Inc.*	297	8,061
Fresh Del Monte Produce, Inc.	233	7,661
Inter Parfums, Inc.	136	9,792
J&J Snack Foods Corp.	115	20,057
John B Sanfilippo & Son, Inc.	67	5,934
Medifast, Inc.	90	25,468
MGP Ingredients, Inc.	100	6,764
National Beverage Corp.	179	8,454
PriceSmart, Inc.	179	16,291
Seneca Foods Corp. Cl A*	51	2,605
Simply Good Foods Co.*	645	23,549
SpartanNash Co.	278	5,368
United Natural Foods, Inc.*	431	15,938
Universal Corp.	188	10,710
USANA Health Sciences, Inc.*	88	9,014
Vector Group Ltd.	980	13,857
WD-40 Co.	104	26,654

		334,669

ENERGY (4.5%)
Archrock, Inc.	991	8,830
Bonanza Creek Energy, Inc.	146	6,872
Bristow Group, Inc.*	177	4,533
Callon Petroleum Co.*	354	20,422
CONSOL Energy, Inc.*	232	4,285
Core Laboratories N.V.	355	13,827
DMC Global, Inc.*	143	8,038
Dorian LPG Ltd.*	208	2,937
Dril-Quip, Inc.*	271	9,168
Green Plains, Inc.*	325	10,927
Helix Energy Solutions Group, Inc.*	1,085	6,195
Helmerich & Payne, Inc.	826	26,952
Laredo Petroleum, Inc.*	74	6,866
Matador Resources Co.	841	30,284
Nabors Industries Ltd.*	49	5,598
Oceaneering International, Inc.*	764	11,895
Oil States International, Inc.*	469	3,682
Par Pacific Hldgs., Inc.*	341	5,736
Patterson-UTI Energy, Inc.	1,438	14,294
PBF Energy, Inc. Cl A*	736	11,261
PDC Energy, Inc.	761	34,846
Penn Virginia Corp.*	117	2,762
ProPetro Hldg. Corp.*	627	5,743
Range Resources Corp.*	1,988	33,319
Renewable Energy Group, Inc.*	365	22,754

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
ENERGY (CONTINUED)
REX American Resources Corp.*	40	$3,607
RPC, Inc.*	446	2,208
SM Energy Co.	839	20,665
Southwestern Energy Co.*	4,977	28,220
Talos Energy, Inc.*	244	3,816
US Silica Hldgs., Inc.*	569	6,578

		377,120

FINANCIALS (20.3%)
Allegiance Bancshares, Inc.	142	5,458
Ambac Financial Group, Inc.*	354	5,544
American Equity Investment Life Hldg. Co.	658	21,267
Ameris Bancorp	534	27,036
AMERISAFE, Inc.	148	8,834
Apollo Commercial Real Estate Finance, Inc.	985	15,711
ARMOUR Residential REIT, Inc.	546	6,235
Assured Guaranty Ltd.	577	27,396
Axos Financial, Inc.*	395	18,324
B Riley Financial, Inc.	135	10,193
Banc of California, Inc.	342	5,999
BancFirst Corp.	143	8,928
Bancorp, Inc.*	390	8,974
BankUnited, Inc.	714	30,481
Banner Corp.	266	14,420
Berkshire Hills Bancorp, Inc.	392	10,745
Blucora, Inc.*	371	6,422
Boston Private Financial Hldgs., Inc.	631	9,307
Brightsphere Investment Group, Inc.	456	10,684
Brookline Bancorp, Inc.	599	8,955
Cadence BanCorp Cl A	955	19,940
Capitol Federal Financial, Inc.	989	11,650
Capstead Mortgage Corp.	742	4,556
Central Pacific Financial Corp.	217	5,655
City Hldg. Co.	120	9,029
Columbia Banking System, Inc.	549	21,169
Community Bank System, Inc.	413	31,243
Customers Bancorp, Inc.*	227	8,851
CVB Financial Corp.	978	20,137
Dime Community Bancshares, Inc.	271	9,111
Donnelley Financial Solutions, Inc.*	228	7,524
Eagle Bancorp, Inc.	245	13,740
eHealth, Inc.*	200	11,680
Ellington Financial, Inc.	335	6,415
Employers Hldgs., Inc.	218	9,330
Encore Capital Group, Inc.*	237	11,231
Enova International, Inc.*	281	9,613
EZCORP, Inc. Cl A*	405	2,442
FB Financial Corp.	257	9,591

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
First BanCorp.	1,651	$19,680
First Bancorp/Southern Pines NC	218	8,918
First Commonwealth Financial Corp.	737	10,370
First Financial Bancorp	745	17,604
First Hawaiian, Inc.	998	28,283
First Midwest Bancorp, Inc.	875	17,351
Flagstar Bancorp, Inc.	364	15,386
Genworth Financial, Inc. Cl A*	3,881	15,136
Granite Point Mortgage Trust, Inc.	422	6,225
Great Western Bancorp, Inc.	422	13,837
Green Dot Corp. Cl A*	417	19,536
Greenhill & Co., Inc.	112	1,743
Hanmi Financial Corp.	235	4,479
HCI Group, Inc.	50	4,972
Heritage Financial Corp.	276	6,906
Hilltop Hldgs., Inc.	498	18,127
HomeStreet, Inc.	164	6,681
Hope Bancorp, Inc.	946	13,414
Horace Mann Educators Corp.	318	11,900
Independent Bank Corp.	253	19,102
Independent Bank Group, Inc.	281	20,788
Invesco Mortgage Capital, Inc.	2,175	8,483
Investors Bancorp, Inc.	1,726	24,613
iShares Core S&P Small-Cap ETF	2,560	289,229
James River Group Hldgs. Ltd.	285	10,693
KKR Real Estate Finance Trust, Inc.	209	4,521
Meta Financial Group, Inc.	244	12,354
Mr Cooper Group, Inc.*	521	17,224
National Bank Hldgs. Corp. Cl A	236	8,907
NBT Bancorp, Inc.	333	11,978
New York Mortgage Trust, Inc.	2,904	12,981
NMI Hldgs., Inc. Cl A*	655	14,724
Northfield Bancorp, Inc.	354	5,806
Northwest Bancshares, Inc.	974	13,285
OFG Bancorp	395	8,737
Old National Bancorp.	1,269	22,347
Pacific Premier Bancorp, Inc.	725	30,660
Palomar Hldgs., Inc.*	167	12,602
Park National Corp.	108	12,681
PennyMac Mortgage Investment Trust	750	15,795
Piper Sandler Cos.	110	14,252
PRA Group, Inc.*	351	13,503
Preferred Bank	104	6,580
ProAssurance Corp.	413	9,396
Provident Financial Svcs., Inc.	555	12,704
Ready Capital Corp.	442	7,015
Redwood Trust, Inc.	865	10,441
Renasant Corp.	431	17,240
S&T Bancorp, Inc.	301	9,421
Safety Insurance Group, Inc.	109	8,533

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Seacoast Banking Corp. of Florida	423	$14,445
Selectquote, Inc.*	338	6,510
ServisFirst Bancshares, Inc.	379	25,764
Simmons First National Corp. Cl A	830	24,352
SiriusPoint Ltd.*	582	5,861
Southside Bancshares, Inc.	237	9,061
Stewart Information Svcs. Corp.	205	11,621
StoneX Group, Inc.*	128	7,766
Tompkins Financial Corp.	92	7,136
Triumph Bancorp, Inc.*	173	12,845
Trupanion, Inc.*	258	29,696
TrustCo Bank Corp.	148	5,088
Two Harbors Investment Corp.	2,096	15,846
United Community Banks, Inc.	665	21,287
United Fire Group, Inc.	165	4,575
United Insurance Hldgs. Corp.	159	906
Universal Insurance Hldgs., Inc.	218	3,026
Veritex Hldgs., Inc.	379	13,420
Virtus Investment Partners, Inc.	55	15,277
Walker & Dunlop, Inc.	226	23,590
Westamerica BanCorp	206	11,954
WisdomTree Investments, Inc.	859	5,326
World Acceptance Corp.*	30	4,807
WSFS Financial Corp.	364	16,959

		1,708,081

HEALTH CARE (11.4%)
Addus HomeCare Corp.*	116	10,120
Allscripts Healthcare Solutions, Inc.*	1,081	20,009
AMN Healthcare Svcs., Inc.*	362	35,107
Amphastar Pharmaceuticals, Inc.*	281	5,665
AngioDynamics, Inc.*	292	7,922
ANI Pharmaceuticals, Inc.*	76	2,664
Anika Therapeutics, Inc.*	110	4,762
Apollo Medical Hldgs., Inc.*	101	6,344
Avanos Medical, Inc.*	368	13,384
Cara Therapeutics, Inc.*	330	4,709
Cardiovascular Systems, Inc.*	308	13,136
Coherus Biosciences, Inc.*	510	7,053
Collegium Pharmaceutical, Inc.*	270	6,383
Community Health Systems, Inc.*	951	14,683
Computer Programs & Systems, Inc.	98	3,257
CONMED Corp.	223	30,647
Contra Progenics Pharmaceuticals, Inc. — contingent value rights*	384	0	††
Corcept Therapeutics, Inc.*	804	17,688
CorVel Corp.*	70	9,401
Covetrus, Inc.*	764	20,628
Cross Country Healthcare, Inc.*	268	4,425

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
CryoLife, Inc.*	299	$8,492
Cutera, Inc.*	136	6,668
Cytokinetics, Inc.*	549	10,865
Eagle Pharmaceuticals, Inc.*	89	3,809
Enanta Pharmaceuticals, Inc.*	138	6,073
Endo International PLC*	1,787	8,363
Ensign Group, Inc.	396	34,321
Fulgent Genetics, Inc.*	135	12,451
Glaukos Corp.*	354	30,030
Hanger, Inc.*	295	7,458
HealthStream, Inc.*	193	5,392
Heska Corp.*	76	17,459
Innoviva, Inc.*	481	6,450
Inogen, Inc.*	142	9,254
Integer Hldgs. Corp.*	253	23,833
Invacare Corp.*	268	2,163
Joint Corp.*	101	8,476
Lantheus Hldgs., Inc.*	517	14,290
LeMaitre Vascular, Inc.	131	7,994
Luminex Corp.	337	12,402
Magellan Health, Inc.*	178	16,768
MEDNAX, Inc.*	660	19,899
Meridian Bioscience, Inc.*	332	7,364
Merit Medical Systems, Inc.*	377	24,377
Mesa Laboratories, Inc.	37	10,033
ModivCare, Inc.*	93	15,817
Myriad Genetics, Inc.*	590	18,042
Natus Medical, Inc.*	261	6,781
NeoGenomics, Inc.*	903	40,789
NextGen Healthcare, Inc.*	426	7,067
Omnicell, Inc.*	331	50,130
OraSure Technologies, Inc.*	551	5,587
Organogenesis Hldgs., Inc. Cl A*	383	6,365
Orthofix Medical, Inc.*	150	6,016
Owens & Minor, Inc.	575	24,340
Pacira BioSciences, Inc.*	337	20,449
Pennant Group, Inc.*	195	7,975
Phibro Animal Health Corp. Cl A	156	4,505
Prestige Consumer Healthcare, Inc.*	382	19,902
RadNet, Inc.*	335	11,286
REGENXBIO, Inc.*	267	10,373
Select Medical Hldgs. Corp.	826	34,907
Simulations Plus, Inc.	117	6,424
Spectrum Pharmaceuticals, Inc.*	1,237	4,639
Supernus Pharmaceuticals, Inc.*	406	12,501
Surmodics, Inc.*	106	5,750
Tabula Rasa HealthCare, Inc.*	173	8,650
Tactile Systems Technology, Inc.*	150	7,800
Tivity Health, Inc.*	290	7,630
US Physical Therapy, Inc.	99	11,471
Vanda Pharmaceuticals, Inc.*	425	9,142

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Varex Imaging Corp.*	301	$8,073
Vericel Corp.*	355	18,637
Xencor, Inc.*	446	15,383
Zynex, Inc.*	149	2,314

		961,416

INDUSTRIALS (16.4%)
AAON, Inc.	313	19,591
AAR Corp.*	254	9,842
ABM Industries, Inc.	514	22,796
Aerojet Rocketdyne Hldgs., Inc.	570	27,525
AeroVironment, Inc.*	172	17,226
Alamo Group, Inc.	75	11,451
Albany International Corp. Cl A	235	20,976
Allegiant Travel Co.*	112	21,728
American Woodmark Corp.*	130	10,620
Apogee Enterprises, Inc.	197	8,024
Applied Industrial Technologies, Inc.	298	27,136
ArcBest Corp.	194	11,289
Arcosa, Inc.	369	21,675
Astec Industries, Inc.	174	10,952
Atlas Air Worldwide Hldgs., Inc.*	211	14,371
AZZ, Inc.	192	9,942
Barnes Group, Inc.	357	18,296
Boise Cascade Co.	301	17,563
Brady Corp. Cl A	372	20,847
Chart Industries, Inc.*	273	39,945
CIRCOR International, Inc.*	155	5,053
Comfort Systems USA, Inc.	278	21,904
CoreCivic, Inc.*	921	9,643
Deluxe Corp.	323	15,430
DXP Enterprises, Inc.*	135	4,495
Echo Global Logistics, Inc.*	204	6,271
Encore Wire Corp.	158	11,975
Enerpac Tool Group Corp. Cl A	460	12,245
EnPro Industries, Inc.	158	15,350
ESCO Technologies, Inc.	199	18,668
Exponent, Inc.	399	35,595
Federal Signal Corp.	464	18,667
Forrester Research, Inc.*	84	3,847
Forward Air Corp.	209	18,758
Franklin Electric Co., Inc.	295	23,783
Gibraltar Industries, Inc.*	250	19,077
GMS, Inc.*	328	15,790
Granite Construction, Inc.	351	14,577
Greenbrier Cos., Inc.	251	10,939
Griffon Corp.	347	8,894
Harsco Corp.*	606	12,374
Hawaiian Hldgs., Inc.*	391	9,529
Heartland Express, Inc.	373	6,389
Heidrick & Struggles International, Inc.	149	6,638
Hillenbrand, Inc.	576	25,390
HNI Corp.	334	14,686
Hub Group, Inc. Cl A*	259	17,089

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Insteel Industries, Inc.	148	$4,758
Interface, Inc. Cl A	452	6,916
John Bean Technologies Corp.	243	34,657
Kaman Corp.	213	10,735
Kelly Svcs., Inc. Cl A*	256	6,136
Korn Ferry	414	30,036
Lindsay Corp.	83	13,718
Lydall, Inc.*	131	7,928
ManTech International Corp. Cl A	210	18,173
Marten Transport Ltd.	450	7,420
Matrix Svc. Co.*	203	2,131
Matson, Inc.	333	21,312
Matthews International Corp. Cl A	242	8,702
Meritor, Inc.*	556	13,021
Moog, Inc. Cl A	224	18,829
Mueller Industries, Inc.	437	18,926
MYR Group, Inc.*	129	11,729
National Presto Industries, Inc.	39	3,964
NOW, Inc.*	844	8,010
Park Aerospace Corp.	144	2,146
PGT Innovations, Inc.*	456	10,593
Pitney Bowes, Inc.	1,344	11,787
Powell Industries, Inc.	68	2,105
Proto Labs, Inc.*	212	19,462
Quanex Building Products Corp.	257	6,384
Raven Industries, Inc.	275	15,909
Resideo Technologies, Inc.*	1,102	33,060
Resources Connection, Inc.	236	3,389
Saia, Inc.*	202	42,317
SkyWest, Inc.*	386	16,625
SPX Corp.*	347	21,195
SPX FLOW, Inc.	323	21,072
Standex International Corp.	94	8,922
Team, Inc.*	237	1,588
Tennant Co.	143	11,419
Titan International, Inc.*	387	3,282
Triumph Group, Inc.*	467	9,690
TrueBlue, Inc.*	272	7,646
UFP Industries, Inc.	474	35,237
UniFirst Corp.	117	27,453
US Ecology, Inc.*	241	9,042
Veritiv Corp.*	94	5,773
Viad Corp.*	157	7,826
Vicor Corp.*	163	17,236
Wabash National Corp.	397	6,352
Watts Water Technologies, Inc. Cl A	211	30,787

		1,380,249

INFORMATION TECHNOLOGY (13.3%)
3D Systems Corp.*	958	38,291
8x8, Inc.*	842	23,374
ADTRAN, Inc.	371	7,661
Advanced Energy Industries, Inc.	294	33,137

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Agilysys, Inc.*	157	$8,929
Alarm.com Hldgs., Inc.*	347	29,391
Applied Optoelectronics, Inc.*	189	1,601
Arlo Technologies, Inc.*	622	4,211
Axcelis Technologies, Inc.*	257	10,388
Badger Meter, Inc.	223	21,881
Bel Fuse, Inc. Cl B	78	1,123
Benchmark Electronics, Inc.	274	7,798
BM Technologies, Inc.*	25	311
Bottomline Technologies DE, Inc.*	301	11,161
CalAmp Corp.*	270	3,434
CEVA, Inc.*	175	8,277
Cohu, Inc.*	371	13,649
Comtech Telecommunications Corp.	200	4,832
CSG Systems International, Inc.	252	11,889
CTS Corp.	248	9,216
Daktronics, Inc.*	282	1,858
Diebold Nixdorf, Inc.*	599	7,691
Digi International, Inc.*	261	5,249
Diodes, Inc.*	325	25,925
DSP Group, Inc.*	173	2,560
Ebix, Inc.	180	6,102
ePlus, Inc.*	103	8,929
EVERTEC, Inc.	459	20,035
ExlService Hldgs., Inc.*	256	27,203
Extreme Networks, Inc.*	965	10,769
Fabrinet*	282	27,035
FARO Technologies, Inc.*	139	10,810
FormFactor, Inc.*	594	21,657
Harmonic, Inc.*	774	6,594
Ichor Hldgs. Ltd.*	215	11,567
Insight Enterprises, Inc.*	270	27,003
InterDigital, Inc.	236	17,235
Itron, Inc.*	346	34,593
Knowles Corp.*	711	14,035
Kulicke & Soffa Industries, Inc.	475	29,070
LivePerson, Inc.*	491	31,051
MaxLinear, Inc. Cl A*	525	22,307
Methode Electronics, Inc.	294	14,468
MicroStrategy, Inc. Cl A*	59	39,206
NETGEAR, Inc.*	233	8,929
OneSpan, Inc.*	259	6,615
Onto Innovation, Inc.*	376	27,463
OSI Systems, Inc.*	128	13,010
PC Connection, Inc.	84	3,887
PDF Solutions, Inc.*	226	4,109
Perficient, Inc.*	253	20,346
Photronics, Inc.*	485	6,407
Plantronics, Inc.*	292	12,185
Plexus Corp.*	219	20,019
Power Integrations, Inc.	464	38,076
Progress Software Corp.	337	15,586
Rambus, Inc.*	862	20,438
Rogers Corp.*	143	28,714

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Sanmina Corp.*	498	$19,402
ScanSource, Inc.*	195	5,485
SMART Global Hldgs., Inc.*	104	4,959
SPS Commerce, Inc.*	275	27,459
Sykes Enterprises, Inc.*	305	16,379
TTEC Hldgs., Inc.	140	14,433
TTM Technologies, Inc.*	763	10,911
Ultra Clean Hldgs., Inc.*	335	17,996
Unisys Corp.*	513	12,984
Veeco Instruments, Inc.*	384	9,231
Viavi Solutions, Inc.*	1,751	30,923
Vonage Hldgs. Corp.*	1,810	26,082
Xperi Hldg. Corp.	803	17,859

		1,113,393

MATERIALS (5.0%)
AdvanSix, Inc.*	215	6,420
Allegheny Technologies, Inc.*	974	20,308
American Vanguard Corp.	208	3,642
Arconic Corp.*	750	26,715
Balchem Corp.	248	32,552
Carpenter Technology Corp.	368	14,801
Century Aluminum Co.*	386	4,976
Clearwater Paper Corp.*	128	3,708
Domtar Corp.*	385	21,160
Ferro Corp.*	633	13,654
FutureFuel Corp.	198	1,901
GCP Applied Technologies, Inc.*	371	8,629
Glatfelter Corp.	340	4,750
Hawkins, Inc.	145	4,749
Haynes International, Inc.	97	3,432
HB Fuller Co.	400	25,444
Innospec, Inc.	188	17,035
Kaiser Aluminum Corp.	121	14,942
Koppers Hldgs., Inc.*	163	5,273
Kraton Corp.*	246	7,943
Livent Corp.*	1,219	23,600
Materion Corp.	156	11,755
Mercer International, Inc.*	303	3,863
Myers Industries, Inc.	276	5,796
Neenah, Inc.	129	6,472
O-I Glass, Inc.*	1,209	19,743
Olympic Steel, Inc.	69	2,028
Quaker Chemical Corp.	101	23,956
Rayonier Advanced Materials, Inc.*	487	3,258
Schweitzer-Mauduit International, Inc.	241	9,732
Stepan Co.	164	19,724
SunCoke Energy, Inc.	635	4,534
TimkenSteel Corp.*	294	4,160
Tredegar Corp.	199	2,740
Trinseo S.A.	297	17,772
US Concrete, Inc.*	124	9,151
Warrior Met Coal, Inc.	394	6,777

		417,095

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (7.4%)
Acadia Realty Trust	661	$14,516
Agree Realty Corp.	521	36,725
Alexander & Baldwin, Inc.	554	10,149
American Assets Trust, Inc.	384	14,319
Armada Hoffler Properties, Inc.	462	6,140
Brandywine Realty Trust	1,308	17,933
CareTrust REIT, Inc.	741	17,213
Centerspace	99	7,811
Chatham Lodging Trust*	372	4,788
Community Healthcare Trust, Inc.	176	8,353
DiamondRock Hospitality Co.*	1,610	15,617
Diversified Healthcare Trust	1,825	7,628
Easterly Government Properties, Inc.	642	13,533
Essential Properties Realty Trust, Inc.	900	24,336
Four Corners Property Trust, Inc.	583	16,097
Franklin Street Properties Corp.	740	3,892
GEO Group, Inc.	931	6,629
Getty Realty Corp.	286	8,909
Global Net Lease, Inc.	730	13,505
Hersha Hospitality Trust Cl A*	282	3,034
Independence Realty Trust, Inc.	782	14,256
Industrial Logistics Properties Trust	500	13,070
Innovative Industrial Properties, Inc. Cl A	183	34,957
iStar, Inc.	561	11,629
Kite Realty Group Trust	647	14,240
Lexington Realty Trust	2,126	25,406
LTC Properties, Inc.	301	11,555
Mack-Cali Realty Corp.	660	11,319
Marcus & Millichap, Inc.*	185	7,191
NexPoint Residential Trust, Inc.	173	9,512
Office Properties Income Trust	370	10,845
RE/MAX Hldgs., Inc. Cl A	145	4,833
Realogy Hldgs. Corp.*	892	16,252
Retail Opportunity Investments Corp.	910	16,071
Retail Properties of America, Inc. Cl A	1,644	18,824
RPT Realty	622	8,074
Safehold, Inc.	110	8,635
Saul Centers, Inc.	99	4,500
Service Properties Trust	1,262	15,901
SITE Centers Corp.	1,293	19,473
St Joe Co.	239	10,662
Summit Hotel Properties, Inc.*	813	7,585
Tanger Factory Outlet Centers, Inc.	772	14,552
Uniti Group, Inc.	1,788	18,935
Universal Health Realty Income Trust	98	6,032

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Urstadt Biddle Properties, Inc. Cl A	230	$4,457
Washington Real Estate Investment Trust	648	14,904
Whitestone REIT Cl B	306	2,524
Xenia Hotels & Resorts, Inc.*	871	16,314

		623,635

UTILITIES (1.5%)
American States Water Co.	283	22,515
Avista Corp.	531	22,658
California Water Svc. Group	389	21,605
Chesapeake Utilities Corp.	134	16,124
Northwest Natural Hldg. Co.	235	12,342

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
South Jersey Industries, Inc.	861	$22,326
Unitil Corp.	115	6,092

		123,662

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $7,076,070) 99.8%		8,386,081

WARRANTS
ENERGY (0.0%) (1)
Nabors Industries Ltd. — expiring 06/11/2026*	20	$200

TOTAL WARRANTS
(Cost: $210) 0.0% (1)		200

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.5%)
Citibank, New York Time Deposit	0.01	07/01/21	$40,301	$40,301

TOTAL TEMPORARY CASH INVESTMENT (Cost: $40,301) 0.5%				40,301

TOTAL INVESTMENTS (Cost: $7,116,581) 100.3%				8,426,582

OTHER NET ASSETS -0.3%				(27,438)

NET ASSETS 100.0%				$8,399,144

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (2.1%)
Discovery, Inc. Cl A*	698	$21,415
Discovery, Inc. Cl C*	360	10,433
Take-Two Interactive Software, Inc.*	203	35,935

		67,783

CONSUMER DISCRETIONARY (6.8%)
Capri Hldgs. Ltd.*	685	39,175
Foot Locker, Inc.	332	20,461
Marriott Vacations Worldwide Corp.*	306	48,746
Ralph Lauren Corp. Cl A	147	17,318
Steven Madden Ltd.	1,161	50,806
Taylor Morrison Home Corp. Cl A*	491	12,972
Williams-Sonoma, Inc.	186	29,695

		219,173

CONSUMER STAPLES (2.7%)
Constellation Brands, Inc. Cl A	123	28,769
TreeHouse Foods, Inc.*	1,016	45,232
Tyson Foods, Inc. Cl A	169	12,465

		86,466

ENERGY (5.2%)
Baker Hughes Co. Cl A	2,166	49,536
Cheniere Energy, Inc.*	289	25,068
Devon Energy Corp.	1,258	36,721
Hess Corp.	217	18,949
MPLX LP	594	17,588
Williams Cos., Inc.	746	19,806

		167,668

FINANCIALS (16.9%)
American Financial Group, Inc.	416	51,884
Ameriprise Financial, Inc.	289	71,926
Discover Financial Svcs.	360	42,584
Everest Re Group Ltd.	121	30,493
Fifth Third Bancorp	966	36,930
Hartford Financial Svcs. Group, Inc.	401	24,850
KeyCorp.	1,816	37,500
Lincoln National Corp.	278	17,470
Progressive Corp.	451	44,293
Reinsurance Group of America, Inc. Cl A	215	24,510
Signature Bank	142	34,882
Starwood Property Trust, Inc.	989	25,882
SVB Financial Group*	59	32,829
Synchrony Financial	522	25,328
Voya Financial, Inc.	297	18,266
Zions Bancorporation	495	26,166

		545,793

HEALTH CARE (9.3%)
Agilent Technologies, Inc.	382	56,463
Centene Corp.*	408	29,756
Envista Hldgs. Corp.*	574	24,803

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Hill-Rom Hldgs., Inc.	256	$29,079
Horizon Therapeutics PLC*	238	22,286
Humana, Inc.	85	37,631
Syneos Health, Inc. Cl A*	377	33,738
Zimmer Biomet Hldgs., Inc.	407	65,454

		299,210

INDUSTRIALS (17.9%)
Alaska Air Group, Inc.*	630	37,995
Builders FirstSource, Inc.*	1,020	43,513
Carlisle Cos., Inc.	299	57,223
Dover Corp.	211	31,777
HEICO Corp. Cl A	129	16,019
Jacobs Engineering Group, Inc.	348	46,430
L-3 Harris Technologies, Inc.	236	51,011
Mueller Industries, Inc.	1,062	45,995
Old Dominion Freight Line, Inc.	255	64,719
Oshkosh Corp.	310	38,638
Stanley Black & Decker, Inc.	214	43,868
Teledyne Technologies, Inc.*	26	10,890
Trane Technologies PLC	310	57,083
Univar Solutions, Inc.*	1,309	31,914

		577,075

INFORMATION TECHNOLOGY (11.6%)
Analog Devices, Inc.	164	28,234
Ciena Corp.*	527	29,981
DXC Technology Co.*	2,333	90,847
Euronet Worldwide, Inc.*	439	59,419
KLA Corp.	64	20,749
MKS Instruments, Inc.	76	13,524
Proofpoint, Inc.*	147	25,543
PTC, Inc.*	201	28,393
Qorvo, Inc.*	189	36,978
Viasat, Inc.*	524	26,116
Western Digital Corp.*	209	14,875

		374,659

MATERIALS (9.3%)
Ashland Global Hldgs., Inc.	757	66,237
Crown Hldgs., Inc.	865	88,412
FMC Corp.	301	32,568
Freeport-McMoRan, Inc.	775	28,760
Newmont Corp.	428	27,127
Packaging Corp. of America	252	34,126
Steel Dynamics, Inc.	365	21,754

		298,984

REAL ESTATE (8.1%)
Alexander’s, Inc.	29	7,770
American Campus Communities, Inc.	411	19,202
Apartment Income REIT Corp.	533	25,280
AvalonBay Communities, Inc.	151	31,512
Brandywine Realty Trust	1,601	21,950
Duke Realty Corp.	1,303	61,697
Equity LifeStyle Properties, Inc.	246	18,280
Kilroy Realty Corp.	240	16,714

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Vornado Realty Trust	202	$9,427
Welltower, Inc.	386	32,077
Weyerhaeuser Co.	459	15,799

		259,708

UTILITIES (7.7%)
AES Corp.	1,204	31,388
Ameren Corp.	529	42,341
Atmos Energy Corp.	198	19,030
Entergy Corp.	306	30,509

	Shares	Value
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
Evergy, Inc.	941	$56,865
PPL Corp.	829	23,187
Public Svc. Enterprise Group, Inc.	771	46,059

		249,379

TOTAL COMMON STOCKS
(Cost: $2,819,158) 97.6%		3,145,898

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (2.6%)
Citibank, New York Time Deposit	0.01	07/01/21	$83,453	$83,453

TOTAL TEMPORARY CASH INVESTMENT (Cost: $83,453) 2.6%				83,453

TOTAL INVESTMENTS (Cost: $2,902,611) 100.2%				3,229,351

OTHER NET ASSETS -0.2%				(5,450)

NET ASSETS 100.0%				$3,223,901

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2021 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.8%)
Cable One, Inc.	131	$250,578
Cinemark Hldgs., Inc.*	2,623	57,575
Iridium Communications, Inc.*	2,833	113,292
John Wiley & Sons, Inc. Cl A	1,050	63,189
New York Times Co. Cl A	3,503	152,556
TEGNA, Inc.	5,324	99,878
Telephone & Data Systems, Inc.	2,402	54,429
TripAdvisor, Inc.*	2,365	95,310
World Wrestling Entertainment, Inc. Cl A	1,092	63,216
Yelp, Inc. Cl A*	1,689	67,492

		1,017,515

CONSUMER DISCRETIONARY (14.4%)
Adient PLC*	2,272	102,694
Adtalem Global Education, Inc.*	1,192	42,483
American Eagle Outfitters, Inc.	3,640	136,609
AutoNation, Inc.*	1,300	123,253
Boyd Gaming Corp.*	1,946	119,660
Brunswick Corp.	1,879	187,186
Callaway Golf Co.*	2,806	94,646
Capri Hldgs. Ltd.*	3,649	208,686
Carter’s, Inc.	1,060	109,360
Choice Hotels International, Inc.	697	82,845
Churchill Downs, Inc.	836	165,745
Columbia Sportswear Co.	737	72,491
Cracker Barrel Old Country Store, Inc.	572	84,919
Crocs, Inc.*	1,573	183,286
Dana, Inc.	3,500	83,160
Deckers Outdoor Corp.*	671	257,711
Dick’s Sporting Goods, Inc.	1,580	158,300
Five Below, Inc.*	1,350	260,915
Foot Locker, Inc.	2,491	153,520
Fox Factory Hldg. Corp.*	1,012	157,528
Gentex Corp.	5,825	192,749
Goodyear Tire & Rubber Co.*	6,729	115,402
Graham Hldgs. Co. Cl B	97	61,488
Grand Canyon Education, Inc.*	1,118	100,587
H&R Block, Inc.	4,375	102,725
Harley-Davidson, Inc.	3,706	169,809
Helen of Troy Ltd.*	590	134,591
Jack in the Box, Inc.	536	59,732
KB Home	2,143	87,263
Kohl’s Corp.	3,768	207,655
Lear Corp.	1,320	231,370
Lithia Motors, Inc. Cl A	718	246,734
Marriott Vacations Worldwide Corp.*	1,030	164,079
Mattel, Inc.*	8,411	169,061
Murphy USA, Inc.	603	80,422
Nordstrom, Inc.*	2,625	95,996

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Ollie’s Bargain Outlet Hldgs., Inc.*	1,370	$115,258
Papa John’s International, Inc.	798	83,343
Polaris, Inc.	1,388	190,101
RH*	405	274,995
Scientific Games Corp. Cl A*	1,367	105,861
Service Corp. International	4,055	217,307
Six Flags Entertainment Corp.*	1,833	79,332
Skechers U.S.A., Inc. Cl A*	3,236	161,250
Strategic Education, Inc.	594	45,180
Taylor Morrison Home Corp. Cl A*	3,110	82,166
Tempur Sealy International, Inc.	4,417	173,102
Texas Roadhouse, Inc. Cl A	1,581	152,092
Thor Industries, Inc.	1,335	150,855
Toll Brothers, Inc.	2,708	156,550
TopBuild Corp.*	797	157,631
Travel + Leisure Co.	2,078	123,537
Tri Pointe Homes, Inc.*	2,856	61,204
Urban Outfitters, Inc.*	1,658	68,343
Visteon Corp.*	674	81,514
Wendy’s Co.	4,271	100,027
Williams-Sonoma, Inc.	1,837	293,277
Wingstop, Inc.	717	113,021
WW International, Inc.*	1,157	41,814
Wyndham Hotels & Resorts, Inc.	2,252	162,797
YETI Hldgs., Inc.*	1,809	166,102

		8,361,319

CONSUMER STAPLES (3.3%)
BJ’s Wholesale Club Hldgs., Inc.*	3,307	157,347
Boston Beer Co., Inc. Cl A*	224	228,659
Casey’s General Stores, Inc.	891	173,424
Coty, Inc. Cl A*	6,836	63,848
Darling Ingredients, Inc.*	3,935	265,612
Energizer Hldgs., Inc.	1,401	60,215
Flowers Foods, Inc.	4,748	114,902
Grocery Outlet Hldg. Corp.*	2,100	72,786
Hain Celestial Group, Inc.*	1,972	79,117
Ingredion, Inc.	1,615	146,157
Lancaster Colony Corp.	471	91,143
Nu Skin Enterprises, Inc. Cl A	1,207	68,377
Pilgrim’s Pride Corp.*	1,175	26,061
Post Hldgs., Inc.*	1,427	154,787
Sanderson Farms, Inc.	479	90,038
Sprouts Farmers Market, Inc.*	2,849	70,798
Tootsie Roll Industries, Inc.	424	14,378
TreeHouse Foods, Inc.*	1,356	60,369

		1,938,018

ENERGY (2.0%)
Antero Midstream Corp.	6,907	71,764
ChampionX Corp.*	4,516	115,835

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
ENERGY (CONTINUED)
Cimarex Energy Co.	2,480	$179,676
CNX Resources Corp.*	5,312	72,562
EQT Corp.*	6,731	149,832
Equitrans Midstream Corp.	9,804	83,432
HollyFrontier Corp.	3,604	118,572
Murphy Oil Corp.	3,500	81,480
Targa Resources Corp.	5,514	245,097
World Fuel Svcs. Corp.	1,525	48,388

		1,166,638

FINANCIALS (17.1%)
Affiliated Managers Group, Inc.	1,004	154,827
Alleghany Corp.*	335	223,468
American Financial Group, Inc.	1,662	207,285
Associated Banc-Corp.	3,685	75,469
BancorpSouth Bank	2,327	65,924
Bank of Hawaii Corp.	974	82,030
Bank OZK	2,915	122,896
Brighthouse Financial, Inc.*	2,069	94,222
Brown & Brown, Inc.	5,642	299,816
Cathay General Bancorp	1,806	71,084
CIT Group, Inc.	2,389	123,249
CNO Financial Group, Inc.	3,173	74,946
Commerce Bancshares, Inc.	2,540	189,382
Cullen/Frost Bankers, Inc.	1,364	152,768
East West Bancorp, Inc.	3,421	245,251
Essent Group Ltd.	2,722	122,354
Evercore, Inc. Cl A	988	139,081
FactSet Research Systems, Inc.	913	306,412
Federated Hermes, Inc. Cl B	2,256	76,501
First American Financial Corp.	2,647	165,040
First Financial Bankshares, Inc.	3,431	168,565
First Horizon Corp.	13,321	230,187
FirstCash, Inc.	989	75,599
FNB Corp.	7,702	94,966
Fulton Financial Corp.	3,921	61,873
Glacier Bancorp, Inc.	2,303	126,849
Hancock Whitney Corp.	2,093	93,013
Hanover Insurance Group, Inc.	866	117,464
Home BancShares, Inc.	3,657	90,255
Interactive Brokers Group, Inc. Cl A	1,949	128,108
International Bancshares Corp.	1,345	57,754
iShares Core S&P Mid-Cap ETF	5,101	1,370,792
Janus Henderson Group PLC	4,115	159,703
Jefferies Financial Group, Inc.	4,824	164,981
Kemper Corp.	1,464	108,190
Kinsale Capital Group, Inc.	517	85,186
LendingTree, Inc.*	266	56,360
Mercury General Corp.	640	41,568
MGIC Investment Corp.	8,183	111,289

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Navient Corp.	4,329	$83,680
New York Community Bancorp, Inc.	11,216	123,600
Old Republic International Corp.	6,835	170,260
PacWest Bancorp	2,820	116,071
Pinnacle Financial Partners, Inc.	1,835	162,012
Primerica, Inc.	951	145,636
PROG Hldgs., Inc.	1,624	78,163
Prosperity Bancshares, Inc.	2,241	160,904
Reinsurance Group of America, Inc. Cl A	1,640	186,960
RenaissanceRe Hldgs. Ltd.	1,197	178,138
RLI Corp.	959	100,302
SEI Investments Co.	2,859	177,172
Selective Insurance Group, Inc.	1,448	117,505
Signature Bank	1,390	341,453
SLM Corp.	7,786	163,039
Sterling Bancorp	4,645	115,150
Stifel Financial Corp.	2,534	164,355
Synovus Financial Corp.	3,584	157,266
Texas Capital Bancshares, Inc.*	1,220	77,458
Trustmark Corp.	1,529	47,093
UMB Financial Corp.	1,049	97,620
Umpqua Hldgs. Corp.	5,321	98,172
United Bankshares, Inc.	3,236	118,114
Valley National Bancorp	9,788	131,453
Washington Federal, Inc.	1,746	55,488
Webster Financial Corp.	2,181	116,335
Wintrust Financial Corp.	1,376	104,067

		9,922,173

HEALTH CARE (10.8%)
Acadia Healthcare Co., Inc.*	2,164	135,791
Amedisys, Inc.*	786	192,515
Arrowhead Pharmaceuticals, Inc.*	2,510	207,878
Bio-Techne Corp.	938	422,344
Chemed Corp.	384	182,208
Emergent BioSolutions, Inc.*	1,098	69,163
Encompass Health Corp.	2,401	187,350
Envista Hldgs. Corp.*	3,877	167,525
Exelixis, Inc.*	7,558	137,707
Globus Medical, Inc. Cl A*	1,871	145,059
Haemonetics Corp.*	1,229	81,901
Halozyme Therapeutics, Inc.*	3,228	146,583
HealthEquity, Inc.*	2,011	161,845
Hill-Rom Hldgs., Inc.	1,603	182,085
ICU Medical, Inc.*	475	97,755
Integra LifeSciences Hldgs. Corp.*	1,713	116,895
Jazz Pharmaceuticals PLC*	1,449	257,400
LHC Group, Inc.*	764	152,999

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Ligand Pharmaceuticals, Inc.*	401	$52,607
LivaNova PLC*	1,178	99,082
Masimo Corp.*	1,220	295,789
Medpace Hldgs., Inc.*	668	117,989
Molina Healthcare, Inc.*	1,408	356,308
Nektar Therapeutics Cl A*	4,397	75,452
Neogen Corp.*	2,590	119,244
Neurocrine Biosciences, Inc.*	2,280	221,890
NuVasive, Inc.*	1,246	84,454
Patterson Cos., Inc.	2,097	63,728
Penumbra, Inc.*	818	224,181
PRA Health Sciences, Inc.*	1,563	258,223
Progyny, Inc.*	897	52,923
Quidel Corp.*	934	119,664
R1 RCM, Inc.*	3,333	74,126
Repligen Corp.*	1,231	245,732
STAAR Surgical Co.*	1,131	172,477
Syneos Health, Inc. Cl A*	2,442	218,535
Tenet Healthcare Corp.*	2,575	172,499
United Therapeutics Corp.*	1,080	193,763

		6,263,669

INDUSTRIALS (17.6%)
Acuity Brands, Inc.	861	161,033
AECOM*	3,530	223,520
AGCO Corp.	1,490	194,266
ASGN, Inc.*	1,283	124,361
Avis Budget Group, Inc.*	1,247	97,129
Axon Enterprise, Inc.*	1,560	275,808
Brink’s Co.	1,200	92,208
Builders FirstSource, Inc.*	4,995	213,087
CACI International, Inc. Cl A*	567	144,653
Carlisle Cos., Inc.	1,259	240,947
Clean Harbors, Inc.*	1,211	112,793
Colfax Corp.*	2,845	130,329
Crane Co.	1,197	110,567
Curtiss-Wright Corp.	987	117,216
Donaldson Co., Inc.	3,042	193,258
Dycom Industries, Inc.*	742	55,301
EMCOR Group, Inc.	1,316	162,118
EnerSys	1,033	100,955
Flowserve Corp.	3,143	126,726
Fluor Corp.*	3,034	53,702
FTI Consulting, Inc.*	825	112,703
GATX Corp.	854	75,553
Graco, Inc.	4,086	309,310
Healthcare Svcs. Group, Inc.	1,802	56,889
Herman Miller, Inc.	1,423	67,080
Hexcel Corp.*	2,020	126,048
Hubbell, Inc. Cl B	1,310	244,760
IAA, Inc.*	3,250	177,255
Insperity, Inc.	867	78,351
ITT, Inc.	2,076	190,141
JetBlue Airways Corp.*	7,636	128,132
KAR Auction Svcs., Inc.*	3,009	52,808
KBR, Inc.	3,409	130,053

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Kennametal, Inc.	2,016	$72,415
Kirby Corp.*	1,449	87,867
Knight-Swift Transportation Hldgs., Inc. Cl A	2,954	134,289
Landstar System, Inc.	926	146,327
Lennox International, Inc.	829	290,813
Lincoln Electric Hldgs., Inc.	1,436	189,136
ManpowerGroup, Inc.	1,315	156,367
MasTec, Inc.*	1,362	144,508
Mercury Systems, Inc.*	1,354	89,743
Middleby Corp.*	1,342	232,515
MSA Safety, Inc.	878	145,379
MSC Industrial Direct Co., Inc. Cl A	1,133	101,664
Nordson Corp.	1,303	286,022
nVent Electric PLC	4,044	126,335
Oshkosh Corp.	1,655	206,279
Owens Corning	2,519	246,610
Regal Beloit Corp.	980	130,840
Ryder System, Inc.	1,299	96,555
Science Applications International Corp.	1,398	122,647
Simpson Manufacturing Co., Inc.	1,047	115,631
Stericycle, Inc.*	2,213	158,340
Sunrun, Inc.*	3,885	216,705
Terex Corp.	1,683	80,145
Tetra Tech, Inc.	1,306	159,384
Timken Co.	1,649	132,893
Toro Co.	2,582	283,710
Trex Co., Inc.*	2,782	284,348
Trinity Industries, Inc.	1,951	52,462
Univar Solutions, Inc.*	4,090	99,714
Valmont Industries, Inc.	512	120,858
Watsco, Inc.	794	227,592
Werner Enterprises, Inc.	1,376	61,260
Woodward, Inc.	1,414	173,752
XPO Logistics, Inc.*	2,452	343,010

		10,195,175

INFORMATION TECHNOLOGY (14.1%)
ACI Worldwide, Inc.*	2,849	105,812
Alliance Data Systems Corp.	1,199	124,924
Amkor Technology, Inc.	2,591	61,329
Arrow Electronics, Inc.*	1,789	203,642
Aspen Technology, Inc.*	1,640	225,566
Avnet, Inc.	2,400	96,192
Belden, Inc.	1,079	54,565
Blackbaud, Inc.*	1,177	90,123
Brooks Automation, Inc.	1,792	170,742
CDK Global, Inc.	2,937	145,939
Ceridian HCM Hldg., Inc.*	3,167	303,779
Ciena Corp.*	3,737	212,598
Cirrus Logic, Inc.*	1,387	118,061
CMC Materials, Inc.	705	106,272
Cognex Corp.	4,259	357,969

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Coherent, Inc.*	592	$156,489
CommVault Systems, Inc.*	1,110	86,769
Concentrix Corp.*	1,004	161,443
Cree, Inc.*	2,785	272,735
Envestnet, Inc.*	1,312	99,528
Fair Isaac Corp.*	693	348,357
First Solar, Inc.*	2,051	185,636
Genpact Ltd.	4,201	190,851
II-VI, Inc.*	2,529	183,580
J2 Global, Inc.*	1,023	140,714
Jabil, Inc.	3,230	187,728
Lattice Semiconductor Corp.*	3,293	185,001
Littelfuse, Inc.	592	150,836
LiveRamp Hldgs., Inc.*	1,650	77,302
Lumentum Hldgs., Inc.*	1,830	150,115
Manhattan Associates, Inc.*	1,534	222,184
Maximus, Inc.	1,482	130,371
MKS Instruments, Inc.	1,335	237,563
National Instruments Corp.	3,174	134,197
NCR Corp.*	3,157	143,991
NetScout Systems, Inc.*	1,779	50,773
Paylocity Hldg. Corp.*	907	173,056
Qualys, Inc.*	812	81,760
Sabre Corp.*	7,704	96,146
Sailpoint Technologies Hldgs., Inc.*	2,227	113,733
Semtech Corp.*	1,566	107,741
Silicon Laboratories, Inc.*	1,079	165,357
SolarEdge Technologies, Inc.*	1,253	346,292
Synaptics, Inc.*	849	132,087
SYNNEX Corp.	1,000	121,760
Teradata Corp.*	2,643	132,071
Universal Display Corp.	1,035	230,111
Viasat, Inc.*	1,641	81,787
Vishay Intertechnology, Inc.	3,200	72,160
Vontier Corp.	4,071	132,633
WEX, Inc.*	1,079	209,218
Xerox Hldgs. Corp.	3,888	91,329

		8,160,917

MATERIALS (6.2%)
AptarGroup, Inc.	1,585	223,232
Ashland Global Hldgs., Inc.	1,318	115,325
Avient Corp.	2,202	108,250
Cabot Corp.	1,366	77,766
Chemours Co.	3,992	138,922
Cleveland-Cliffs, Inc.*	11,080	238,885
Commercial Metals Co.	2,906	89,272
Compass Minerals International, Inc.	820	48,593
Eagle Materials, Inc.	1,022	145,237
Greif, Inc. Cl A	640	38,752
Ingevity Corp.*	965	78,512
Louisiana-Pacific Corp.	2,466	148,675
Minerals Technologies, Inc.	813	63,959
NewMarket Corp.	176	56,669

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
MATERIALS (CONTINUED)
Olin Corp.	3,455	$159,828
Reliance Steel & Aluminum Co.	1,536	231,782
Royal Gold, Inc.	1,582	180,506
RPM International, Inc.	3,123	276,948
Scotts Miracle-Gro Co.	981	188,274
Sensient Technologies Corp.	1,020	88,291
Silgan Hldgs., Inc.	1,890	78,435
Sonoco Products Co.	2,426	162,299
Steel Dynamics, Inc.	4,839	288,404
United States Steel Corp.	6,503	156,072
Valvoline, Inc.	4,367	141,753
Worthington Industries, Inc.	843	51,575

		3,576,216

REAL ESTATE (9.4%)
American Campus Communities, Inc.	3,325	155,344
Apartment Income REIT Corp.	3,782	179,380
Brixmor Property Group, Inc.	7,161	163,915
Camden Property Trust	2,356	312,571
CoreSite Realty Corp.	1,037	139,580
Corporate Office Properties Trust	2,709	75,825
Cousins Properties, Inc.	3,585	131,856
CyrusOne, Inc.	2,955	211,342
Douglas Emmett, Inc.	3,978	133,740
EastGroup Properties, Inc.	965	158,694
EPR Properties*	1,803	94,982
First Industrial Realty Trust, Inc.	3,114	162,644
Healthcare Realty Trust, Inc.	3,416	103,163
Highwoods Properties, Inc.	2,509	113,332
Hudson Pacific Properties, Inc.	3,640	101,265
JBG SMITH Properties	2,664	83,943
Jones Lang LaSalle, Inc.*	1,237	241,784
Kilroy Realty Corp.	2,556	178,000
Lamar Advertising Co. Cl A	2,091	218,342
Life Storage, Inc.	1,853	198,920
Macerich Co.	4,034	73,621
Medical Properties Trust, Inc.	14,185	285,119
National Retail Properties, Inc.	4,234	198,490
National Storage Affiliates Trust	1,663	84,081
Omega Healthcare Investors, Inc.	5,676	205,982
Park Hotels & Resorts, Inc.*	5,703	117,539
Pebblebrook Hotel Trust	3,168	74,606
Physicians Realty Trust	5,196	95,970
PotlatchDeltic Corp.	1,617	85,944
PS Business Parks, Inc.	484	71,671
Rayonier, Inc.	3,353	120,473
Rexford Industrial Realty, Inc.	3,233	184,119
Sabra Health Care REIT, Inc.	5,207	94,767
SL Green Realty Corp.	1,673	133,840
Spirit Realty Capital, Inc.	2,772	132,612

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
STORE Capital Corp.	5,871	$202,608
Urban Edge Properties	2,653	50,672
Weingarten Realty Investors	2,893	92,779

		5,463,515

UTILITIES (3.2%)
ALLETE, Inc.	1,259	88,105
Black Hills Corp.	1,516	99,495
Essential Utilities, Inc.	5,391	246,369
Hawaiian Electric Industries, Inc.	2,633	111,323
IDACORP, Inc.	1,218	118,755
MDU Resources Group, Inc.	4,852	152,062

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
National Fuel Gas Co.	2,199	$114,898
New Jersey Resources Corp.	2,323	91,921
NorthWestern Corp.	1,222	73,589
OGE Energy Corp.	4,827	162,428
ONE Gas, Inc.	1,284	95,170
PNM Resources, Inc.	2,070	100,954
Southwest Gas Hldgs., Inc.	1,399	92,600
Spire, Inc.	1,246	90,048
UGI Corp.	5,033	233,078

		1,870,795

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $47,292,370) 99.9%		57,935,950

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
Citibank, New York Time Deposit	0.01	07/01/21	$71,286	$71,286

TOTAL TEMPORARY CASH INVESTMENT (Cost: $71,286) 0.1%				71,286

TOTAL INVESTMENTS (Cost: $47,363,656) 100.0%				58,007,236

OTHER NET ASSETS -0.0% (1)				(13,189)

NET ASSETS 100.0%				$57,994,047

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
FINANCIALS (98.9%)
iShares Core MSCI EAFE ETF	31,298	$2,342,968
iShares Core MSCI Emerging Markets ETF	10,900	730,191
iShares Core MSCI Europe ETF	5,908	338,410
iShares Core MSCI Pacific ETF	2,624	174,102
iShares MSCI EAFE ETF	65,533	5,169,243
iShares MSCI EAFE Growth ETF	10,224	1,096,831
iShares MSCI EAFE Value ETF	19,885	1,029,248
Vanguard FTSE Developed Markets ETF	31,378	1,616,595
Vanguard FTSE Emerging Markets ETF	13,475	731,827
Vanguard FTSE Europe ETF	6,577	442,369
Vanguard FTSE Pacific ETF	8,572	705,561

		14,377,345

TOTAL COMMON STOCKS (Cost: $12,331,450) 98.9%		14,377,345

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.1%)
Bank of Montreal, London Time Deposit	0.01	07/01/21	$157,354	$157,354

TOTAL TEMPORARY CASH INVESTMENT (Cost: $157,354) 1.1%				157,354

TOTAL INVESTMENTS (Cost: $12,488,804) 100.0%				14,534,699

OTHER NET ASSETS -0.0% (1)				(798)

NET ASSETS 100.0%				$14,533,901

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — RETIREMENT INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.8%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (28.1%)	71,935	$1,103,479
Equity Index Portfolio (23.7%)	14,255	931,272
Mid-Cap Equity Index Portfolio (6.5%)	8,563	255,616
Mid-Term Bond Portfolio (27.5%)	97,393	1,080,089
Money Market Portfolio (14.0%)	44,837	552,391

TOTAL INVESTMENTS (Cost: $3,654,791) 99.8%		3,922,847

OTHER NET ASSETS 0.2%		7,121

NET ASSETS 100.0%		$3,929,968

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2015 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.9%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (32.5%)	135,463	$2,078,005
Equity Index Portfolio (22.9%)	22,495	1,469,587
International Portfolio (5.7%)	33,930	364,072
Mid-Cap Equity Index Portfolio (5.9%)	12,611	376,439
Mid-Term Bond Portfolio (23.9%)	137,773	1,527,902
Money Market Portfolio (9.0%)	46,660	574,848

TOTAL INVESTMENTS (Cost: $5,821,933) 99.9%		6,390,853

OTHER NET ASSETS 0.1%		6,822

NET ASSETS 100.0%		$6,397,675

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2020 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (30.3%)	320,671	$4,919,097
Equity Index Portfolio (24.6%)	61,025	3,986,793
International Portfolio (8.8%)	133,890	1,436,639
Mid-Cap Equity Index Portfolio (8.6%)	46,585	1,390,569
Mid-Term Bond Portfolio (20.6%)	301,149	3,339,746
Money Market Portfolio (4.3%)	56,750	699,159
Small Cap Growth Portfolio (1.3%)	9,529	219,365
Small Cap Value Portfolio (1.5%)	12,987	236,882

TOTAL INVESTMENTS (Cost: $14,423,571) 100.0%		16,228,250

OTHER NET ASSETS 0.0% (1)		4,762

NET ASSETS 100.0%		$16,233,012

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2025 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (26.1%)	403,289	$6,186,456
Equity Index Portfolio (28.8%)	104,635	6,835,810
International Portfolio (10.6%)	234,495	2,516,134
Mid-Cap Equity Index Portfolio (12.6%)	99,586	2,972,654
Mid-Term Bond Portfolio (15.8%)	337,042	3,737,794
Money Market Portfolio (0.9%)	18,043	222,287
Small Cap Growth Portfolio (2.5%)	25,857	595,231
Small Cap Value Portfolio (2.7%)	34,986	638,146

TOTAL INVESTMENTS (Cost: $20,524,530) 100.0%		23,704,512

OTHER NET ASSETS 0.0% (1)		5,534

NET ASSETS 100.0%		$23,710,046

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2030 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (19.2%)	175,669	$2,694,756
Equity Index Portfolio (34.9%)	75,169	4,910,768
International Portfolio (13.3%)	174,249	1,869,687
Mid-Cap Equity Index Portfolio (16.0%)	75,551	2,255,210
Mid-Term Bond Portfolio (8.0%)	100,929	1,119,301
Money Market Portfolio (0.9%)	10,191	125,550
Small Cap Equity Index Portfolio (0.4%)	4,150	55,773
Small Cap Growth Portfolio (3.5%)	21,469	494,218
Small Cap Value Portfolio (3.8%)	29,007	529,081

TOTAL INVESTMENTS (Cost: $11,814,651) 100.0%		14,054,344

OTHER NET ASSETS 0.0% (1)		6,744

NET ASSETS 100.0%		$14,061,088

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2035 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.9%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (19.0%)	$95,086	$1,458,622
Equity Index Portfolio (36.4%)	42,816	2,797,147
International Portfolio (15.4%)	110,477	1,185,424
Mid-Cap Equity Index Portfolio (18.7%)	48,078	1,435,121
Small Cap Equity Index Portfolio (1.2%)	6,883	92,509
Small Cap Growth Portfolio (4.4%)	14,775	340,115
Small Cap Value Portfolio (4.8%)	20,311	370,471

TOTAL INVESTMENTS (Cost: $6,393,181) 99.9%		7,679,409

OTHER NET ASSETS 0.1%		6,905

NET ASSETS 100.0%		$7,686,314

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2040 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.9%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (13.3%)	$63,183	$969,227
Equity Index Portfolio (35.8%)	39,825	2,601,735
International Portfolio (18.1%)	123,004	1,319,831
Mid-Cap Equity Index Portfolio (21.3%)	51,868	1,548,266
Small Cap Equity Index Portfolio (2.3%)	12,495	167,938
Small Cap Growth Portfolio (4.4%)	13,889	319,724
Small Cap Value Portfolio (4.7%)	18,726	341,557

TOTAL INVESTMENTS (Cost: $5,981,487) 99.9%		7,268,278

OTHER NET ASSETS 0.1%		7,035

NET ASSETS 100.0%		$7,275,313

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2045 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.8%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (10.6%)	24,438	$374,876
Equity Index Portfolio (35.1%)	18,997	1,241,092
International Portfolio (18.7%)	61,668	661,697
Mid-Cap Equity Index Portfolio (21.5%)	25,489	760,834
Small Cap Equity Index Portfolio (2.3%)	6,126	82,328
Small Cap Growth Portfolio (5.6%)	8,546	196,720
Small Cap Value Portfolio (6.0%)	11,587	211,347

TOTAL INVESTMENTS (Cost: $2,836,893) 99.8%		3,528,894

OTHER NET ASSETS 0.2%		7,633

NET ASSETS 100.0%		$3,536,527

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2050 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.8%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (8.9%)	20,450	$313,700
Equity Index Portfolio (33.8%)	18,133	1,184,631
International Portfolio (19.6%)	63,961	686,298
Mid-Cap Equity Index Portfolio (22.5%)	26,426	788,808
Small Cap Equity Index Portfolio (3.5%)	9,170	123,249
Small Cap Growth Portfolio (5.5%)	8,437	194,214
Small Cap Value Portfolio (6.0%)	11,462	209,065

TOTAL INVESTMENTS (Cost: $2,759,201) 99.8%		3,499,965

OTHER NET ASSETS 0.2%		7,632

NET ASSETS 100.0%		$3,507,597

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2055 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (8.2%)	4,468	$68,544
Equity Index Portfolio (33.4%)	4,256	278,060
International Portfolio (19.1%)	14,810	158,908
Mid-Cap Equity Index Portfolio (22.1%)	6,173	184,275
Small Cap Equity Index Portfolio (3.2%)	1,980	26,610
Small Cap Growth Portfolio (6.3%)	2,289	52,683
Small Cap Value Portfolio (6.7%)	3,044	55,531

TOTAL INVESTMENTS (Cost: $704,596) 99.0%		824,611

OTHER NET ASSETS 1.0%		7,971

NET ASSETS 100.0%		$832,582

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2060 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (98.5%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (6.2%)	1,684	$25,826
Equity Index Portfolio (32.0%)	2,038	133,135
International Portfolio (19.6%)	7,596	81,503
Mid-Cap Equity Index Portfolio (23.6%)	3,284	98,029
Small Cap Equity Index Portfolio (4.5%)	1,396	18,759
Small Cap Growth Portfolio (5.8%)	1,056	24,298
Small Cap Value Portfolio (6.8%)	1,561	28,468

TOTAL INVESTMENTS (Cost: $339,711) 98.5%		410,018

OTHER NET ASSETS 1.5%		6,318

NET ASSETS 100.0%		$416,336

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.9%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (26.9%)	173,395	$2,659,873
Equity Index Portfolio (30.1%)	45,455	2,969,549
International Portfolio (5.8%)	53,185	570,674
Mid-Cap Equity Index Portfolio (5.9%)	19,590	584,752
Mid-Term Bond Portfolio (31.2%)	277,409	3,076,469

TOTAL INVESTMENTS (Cost: $8,914,339) 99.9%		9,861,317

OTHER NET ASSETS 0.1%		6,243

NET ASSETS 100.0%		$9,867,560

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (19.9%)	279,917	$4,293,934
Equity Index Portfolio (39.5%)	130,725	8,540,291
International Portfolio (10.6%)	212,510	2,280,227
Mid-Cap Equity Index Portfolio (17.9%)	129,189	3,856,303
Mid-Term Bond Portfolio (12.1%)	236,644	2,624,381

TOTAL INVESTMENTS (Cost: $18,469,340) 100.0%		21,595,136

OTHER NET ASSETS 0.0% (1)		4,375

NET ASSETS 100.0%		$21,599,511

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.8%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (15.8%)	51,333	$787,452
Equity Index Portfolio (36.4%)	27,744	1,812,508
International Portfolio (14.7%)	67,975	729,371
Mid-Cap Equity Index Portfolio (21.2%)	35,268	1,052,765
Small Cap Growth Portfolio (6.4%)	13,883	319,591
Small Cap Value Portfolio (5.3%)	14,526	264,948

TOTAL INVESTMENTS (Cost: $4,057,265) 99.8%		4,966,635

OTHER NET ASSETS 0.2%		7,511

NET ASSETS 100.0%		$4,974,146

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2021 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (38.9%)
U.S. Treasury Bill	A-1+	0.00	07/29/21	$450,000	$450,000
U.S. Treasury Bill	A-1+	0.00	08/03/21	450,000	449,999
U.S. Treasury Bill	A-1+	0.01	08/05/21	350,000	349,998
U.S. Treasury Bill	A-1+	0.01	08/12/21	300,000	299,997
U.S. Treasury Bill	A-1+	0.01	08/17/21	750,000	749,987
U.S. Treasury Bill	A-1+	0.01	08/26/21	300,000	299,994
U.S. Treasury Bill	A-1+	0.02	08/10/21	300,000	299,994
U.S. Treasury Bill	A-1+	0.04	07/20/21	200,000	199,995

					3,099,964

U.S. GOVERNMENT AGENCIES (17.5%)
FHLB	A-1+	0.01	08/20/21	300,000	299,995
FHLB	A-1+	0.02	08/16/21	500,000	499,990
FHLB	A-1+	0.04	07/28/21	600,000	599,982

					1,399,967

COMMERCIAL PAPER (43.0%)
Apple Inc.†	A-1+	0.04	07/12/21	300,000	299,996
Chevron Corp.†	A-1+	0.04	07/06/21	300,000	299,998
Exxon Mobil Corp.	A-1+	0.07	07/16/21	135,000	134,996
Hershey Co.†	A-1	0.10	07/12/21	300,000	299,991
Johnson & Johnson†	A-1+	0.01	07/08/21	300,000	299,999
Kimberly-Clark Corp.†	A-1	0.05	07/08/21	300,000	299,997
Nestle Capital Corp.†	A-1+	0.04	07/12/21	300,000	299,996
Novartis Financial Corp.†	A-1+	0.01	07/06/21	300,000	300,000
Procter & Gamble Co.†	A-1+	0.05	07/12/21	300,000	299,996
Southern California Gas Co.†	A-1	0.07	07/07/21	300,000	299,997
Toyota Motor Credit Corp.	A-1+	0.04	08/10/21	300,000	299,987
Unilever Capital Corp.†	A-1	0.04	08/03/21	300,000	299,989

					3,434,942

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $7,934,873) 99.4%					7,934,873

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.5%)
Citibank, New York Time Deposit		0.01	07/01/21	$39,572	$39,572

TOTAL TEMPORARY CASH INVESTMENT (Cost: $39,572) 0.5%					39,572

TOTAL INVESTMENTS (Cost: $7,974,445) 99.9%					7,974,445

OTHER NET ASSETS 0.1%					5,937

NET ASSETS 100.0%					$7,980,382

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2021 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (51.2%)
U.S. Treasury Bond	AA+	1.13	05/15/40	$350,000	$302,148
U.S. Treasury Note	AA+	0.38	09/30/27	450,000	429,891
U.S. Treasury Note	AA+	0.50	04/30/27	700,000	678,918
U.S. Treasury Note	AA+	0.50	10/31/27	450,000	432,650
U.S. Treasury Note	AA+	0.63	11/30/27	500,000	483,984
U.S. Treasury Note	AA+	0.63	08/15/30	200,000	186,328
U.S. Treasury Note	AA+	0.75	05/31/26	150,000	149,145
U.S. Treasury Note	AA+	0.88	06/30/26	100,000	99,953
U.S. Treasury Note	AA+	1.13	02/15/31	550,000	533,930
U.S. Treasury Note	AA+	1.38	09/30/23	600,000	614,461
U.S. Treasury Note	AA+	1.50	08/15/26	825,000	849,492
U.S. Treasury Note	AA+	1.63	10/31/23	245,000	252,446
U.S. Treasury Note	AA+	1.63	05/15/26	825,000	855,132
U.S. Treasury Note	AA+	1.63	09/30/26	480,000	497,306
U.S. Treasury Note	AA+	2.00	05/31/24	685,000	715,852
U.S. Treasury Note	AA+	2.00	06/30/24	685,000	716,360
U.S. Treasury Note	AA+	2.38	04/30/26	520,000	557,538
U.S. Treasury Note	AA+	2.38	05/15/29	550,000	593,506
U.S. Treasury Note	AA+	2.50	01/31/24	550,000	580,271
U.S. Treasury Note	AA+	2.50	02/28/26	550,000	592,195

					10,121,506

U.S. GOVERNMENT AGENCIES (30.1%)
NON-MORTGAGE-BACKED OBLIGATIONS (30.1%)
FHLB	AA+	0.25	06/03/22	500,000	500,740
FHLB	AA+	0.50	04/14/25	840,000	834,963
FHLB	AA+	2.13	06/10/22	700,000	713,370
FHLMC	AA+	0.25	06/26/23	1,500,000	1,499,975
FHLMC	AA+	1.50	02/12/25	400,000	412,691
FNMA	AA+	0.50	06/17/25	1,500,000	1,490,608
FNMA	AA+	0.50	11/07/25	100,000	98,813
FNMA	AA+	0.63	04/22/25	400,000	399,506

					5,950,666

CORPORATE DEBT (17.8%)
COMMUNICATION SERVICES (0.4%)
Discovery Communications LLC	BBB-	3.50	06/15/22	70,000	71,658

CONSUMER DISCRETIONARY (2.1%)
AutoZone, Inc.	BBB	3.70	04/15/22	10,000	10,182
Dollar General Corp.	BBB	3.25	04/15/23	30,000	31,306
Harman International Industries, Inc.	A-	4.15	05/15/25	55,000	61,013
Kohl’s Corp.	BBB-	3.25	02/01/23	20,000	20,643
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	35,000	38,726
Marriott International, Inc.	BBB-	3.13	02/15/23	55,000	56,478
NVR, Inc.	BBB+	3.95	09/15/22	55,000	56,793
Tapestry, Inc.	BBB-	3.00	07/15/22	70,000	71,269
Travel + Leisure Co.	BB-	5.65	04/01/24	70,000	76,264

					422,674

CONSUMER STAPLES (1.1%)
Kellogg Co.	BBB	2.65	12/01/23	55,000	57,778
Keurig Dr Pepper, Inc.	BBB	3.13	12/15/23	80,000	84,895
Kroger Co.	BBB	2.95	11/01/21	55,000	55,368
Molson Coors Beverage Co.	BBB-	3.50	05/01/22	25,000	25,657

					223,698

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2021 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
FINANCIALS (7.4%)
Alleghany Corp.	BBB+	4.95	06/27/22	$55,000	$57,444
American International Group, Inc.	BBB+	4.13	02/15/24	55,000	59,889
Ares Capital Corp.	BBB-	3.63	01/19/22	70,000	70,988
Assurant, Inc.	BBB	4.00	03/15/23	55,000	58,058
Block Financial LLC	BBB	5.50	11/01/22	70,000	72,709
Capital One Financial Corp.	BBB	4.75	07/15/21	55,000	55,060
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	20,000	21,874
Fifth Third Bancorp	BBB	4.30	01/16/24	70,000	75,853
FS KKR Capital Corp.	NR	4.75	05/15/22	75,000	77,206
Goldman Sachs Group, Inc.	BBB+	3.20	02/23/23	70,000	73,029
Huntington Bancshares, Inc.	BBB+	2.30	01/14/22	75,000	75,706
Infinity Property & Casualty Corp.	BBB	5.00	09/19/22	55,000	57,681
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	40,000	43,603
Legg Mason, Inc.	A	3.95	07/15/24	55,000	60,173
Lincoln National Corp.	A-	4.00	09/01/23	55,000	59,014
Morgan Stanley	BBB+	3.13	01/23/23	70,000	72,983
Prospect Capital Corp.	BBB-	4.95	07/15/22	70,000	71,666
Prospect Capital Corp.	BBB-	5.88	03/15/23	55,000	58,478
Signet UK Finance PLC	B+	4.70	06/15/24	55,000	56,650
Stifel Financial Corp.	BBB-	4.25	07/18/24	55,000	60,259
Synchrony Financial	BBB-	3.70	08/04/26	40,000	43,675
Unum Group	BBB	4.00	03/15/24	55,000	59,285
Voya Financial, Inc.	BBB+	3.65	06/15/26	55,000	60,889
WR Berkley Corp.	BBB+	4.63	03/15/22	55,000	56,610

					1,458,782

HEALTH CARE (2.2%)
AbbVie, Inc.	BBB+	2.85	05/14/23	70,000	72,844
Aetna, Inc.	BBB	2.80	06/15/23	70,000	72,853
Anthem, Inc.	A	3.13	05/15/22	55,000	56,350
CVS Health Corp.	BBB	3.38	08/12/24	15,000	16,124
CVS Health Corp.	BBB	3.88	07/20/25	40,000	44,164
Humana, Inc.	BBB+	3.85	10/01/24	70,000	75,927
Thermo Fisher Scientific, Inc.	BBB+	4.13	03/25/25	35,000	38,805
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	55,000	55,877

					432,944

INDUSTRIALS (1.3%)
Deere & Co.	A	2.75	04/15/25	35,000	37,340
Flowserve Corp.	BBB-	3.50	09/15/22	55,000	56,441
General Dynamics Corp.	A-	3.25	04/01/25	35,000	37,930
JB Hunt Transport Svcs., Inc.	BBB+	3.30	08/15/22	55,000	56,433
Verisk Analytics, Inc.	BBB	4.13	09/12/22	55,000	57,322

					245,466

INFORMATION TECHNOLOGY (0.8%)
Global Payments, Inc.	BBB-	3.75	06/01/23	25,000	26,306
Intel Corp.	A+	3.40	03/25/25	75,000	81,936
Jabil, Inc.	BBB-	4.70	09/15/22	55,000	57,692

					165,934

MATERIALS (0.3%)
Freeport-McMoRan, Inc.	BB+	3.55	03/01/22	5,000	5,044
Southern Copper Corp.	BBB+	3.50	11/08/22	55,000	56,903

					61,947

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2021 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
REAL ESTATE (1.7%)
Boston Properties LP	BBB+	3.80	02/01/24	$80,000	$85,613
Crown Castle International Corp.	BBB-	3.15	07/15/23	70,000	73,488
Diversified Healthcare Trust	BB-	4.75	05/01/24	15,000	15,375
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	40,000	41,603
Omega Healthcare Investors, Inc.	BBB-	4.38	08/01/23	50,000	53,227
Omega Healthcare Investors, Inc.	BBB-	4.50	01/15/25	20,000	21,843
Service Properties Trust	BB-	5.00	08/15/22	35,000	35,368

					326,517

UTILITIES (0.5%)
Exelon Generation Co. LLC	BBB-	4.25	06/15/22	25,000	25,667
Southern Co.	BBB+	3.25	07/01/26	70,000	75,968

					101,635

TOTAL CORPORATE DEBT					3,511,255

TOTAL LONG-TERM DEBT SECURITIES (Cost: $19,417,253) 99.1%					19,583,427

				Shares	Value
COMMON STOCKS:
ENERGY (0.2%)
Diamond Offshore Drilling, Inc.*				1,392	$8,491
Superior Energy Svcs., Inc.*				928	23,381	††
Valaris Ltd.*				245	7,076

					38,948

TOTAL COMMON STOCKS (Cost: $134,334) 0.2%					38,948

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.3%)
Citibank, New York Time Deposit		0.01	07/01/21	$50,941	$50,941

TOTAL TEMPORARY CASH INVESTMENT (Cost: $50,941) 0.3%					50,941

TOTAL INVESTMENTS (Cost: $19,602,528) 99.6%					19,673,316

OTHER NET ASSETS 0.4%					77,556

NET ASSETS 100.0%					$19,750,872

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2021 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (52.8%)
U.S. Treasury Bond	AA+	1.13	05/15/40	$1,425,000	$1,230,176
U.S. Treasury Bond	AA+	1.13	08/15/40	1,100,000	946,344
U.S. Treasury Bond	AA+	1.38	11/15/40	250,000	224,570
U.S. Treasury Bond	AA+	2.25	08/15/46	615,000	635,900
U.S. Treasury Bond	AA+	2.75	08/15/47	210,000	238,875
U.S. Treasury Bond	AA+	2.88	05/15/49	605,000	708,441
U.S. Treasury Note	AA+	0.50	04/30/27	2,000,000	1,939,766
U.S. Treasury Note	AA+	0.63	03/31/27	500,000	489,180
U.S. Treasury Note	AA+	0.63	05/15/30	775,000	724,413
U.S. Treasury Note	AA+	1.25	05/31/28	1,025,000	1,027,562
U.S. Treasury Note	AA+	1.25	06/30/28	600,000	600,937
U.S. Treasury Note	AA+	1.50	02/15/30	350,000	353,459
U.S. Treasury Note	AA+	1.63	08/15/29	1,045,000	1,068,798
U.S. Treasury Note	AA+	2.25	02/15/27	345,000	368,732
U.S. Treasury Note	AA+	2.25	08/15/27	1,555,000	1,663,000
U.S. Treasury Note	AA+	2.25	11/15/27	1,065,000	1,139,217
U.S. Treasury Note	AA+	2.38	05/15/27	1,330,000	1,431,776
U.S. Treasury Note	AA+	2.63	02/15/29	1,045,000	1,145,908
U.S. Treasury Note	AA+	2.88	05/15/28	835,000	927,568
U.S. Treasury Note	AA+	3.13	11/15/28	85,000	96,159
U.S. Treasury Strip	AA+	0.00	08/15/26	420,000	398,719
U.S. Treasury Strip	AA+	0.00	08/15/28	420,000	381,692
U.S. Treasury Strip	AA+	0.00	08/15/29	420,000	372,310
U.S. Treasury Strip	AA+	0.00	08/15/33	210,000	168,863
U.S. Treasury Strip	AA+	0.00	08/15/35	210,000	160,629
U.S. Treasury Strip	AA+	0.00	08/15/37	210,000	152,381

					18,595,375

U.S. GOVERNMENT AGENCIES (29.1%)
MORTGAGE-BACKED OBLIGATIONS (29.1%)
FHLMC	AA+	2.00	11/01/40	290,838	296,904
FHLMC	AA+	2.00	11/01/50	92,926	93,888
FHLMC	AA+	2.00	11/01/50	123,262	123,967
FHLMC	AA+	2.00	11/01/50	98,224	99,241
FHLMC	AA+	2.00	12/01/50	97,721	98,975
FHLMC	AA+	2.00	02/01/51	186,268	189,014
FHLMC	AA+	2.50	12/01/27	18,296	19,160
FHLMC	AA+	2.50	06/01/35	36,568	38,216
FHLMC	AA+	2.50	10/01/49	83,663	86,851
FHLMC	AA+	2.50	11/01/50	574,451	594,885
FHLMC	AA+	2.50	11/01/50	296,845	309,374
FHLMC	AA+	2.50	04/01/51	199,250	206,277
FHLMC	AA+	3.00	02/01/32	42,592	45,130
FHLMC	AA+	3.00	11/01/42	10,744	11,070
FHLMC	AA+	3.00	03/01/43	24,014	25,628
FHLMC	AA+	3.00	04/01/43	151,647	161,996
FHLMC	AA+	3.00	04/01/43	160,760	170,977
FHLMC	AA+	3.00	04/01/43	23,561	25,146
FHLMC	AA+	3.00	09/15/43	15,742	15,945
FHLMC	AA+	3.00	04/15/45	15,195	15,405
FHLMC	AA+	3.00	09/01/46	56,358	60,131
FHLMC	AA+	3.00	09/01/46	35,898	37,617
FHLMC	AA+	3.00	11/01/46	14,231	14,605
FHLMC	AA+	3.00	05/01/49	76,022	79,523
FHLMC	AA+	3.00	11/01/49	69,652	73,188
FHLMC	AA+	3.00	11/01/49	41,318	43,317
FHLMC	AA+	3.50	02/01/35	51,005	54,667

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2021 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FHLMC	AA+	3.50	02/01/36	$30,006	$32,165
FHLMC	AA+	3.50	11/01/39	72,071	76,038
FHLMC	AA+	3.50	01/01/41	47,313	50,964
FHLMC	AA+	3.50	06/01/43	28,638	30,719
FHLMC	AA+	3.50	01/01/44	158,587	171,260
FHLMC	AA+	3.50	05/15/44	4,925	4,964
FHLMC	AA+	3.50	11/01/45	42,584	45,932
FHLMC	AA+	3.50	08/01/47	41,949	44,544
FHLMC	AA+	3.50	12/01/47	37,897	40,129
FHLMC	AA+	4.00	02/01/25	30,998	32,934
FHLMC	AA+	4.00	05/01/25	23,611	25,096
FHLMC	AA+	4.00	01/01/38	31,877	35,255
FHLMC	AA+	4.00	06/15/38	100,000	103,180
FHLMC	AA+	4.00	01/15/40	100,000	105,687
FHLMC	AA+	4.00	10/01/44	41,445	45,331
FHLMC	AA+	4.00	05/01/47	25,361	27,238
FHLMC	AA+	4.50	08/15/35	17,752	19,661
FHLMC	AA+	4.50	05/01/48	26,768	28,919
FHLMC	AA+	4.50	05/01/48	16,768	18,118
FHLMC	AA+	5.00	02/01/26	21,653	23,701
FHLMC Strip	AA+	3.00	01/15/43	43,944	45,634
FHLMC Strip	AA+	3.50	10/15/47	21,281	22,657
FNMA	AA+	2.00	03/01/35	157,963	163,233
FNMA	AA+	2.00	11/01/35	187,620	193,674
FNMA	AA+	2.00	11/01/35	190,698	196,852
FNMA	AA+	2.00	02/01/36	98,187	101,356
FNMA	AA+	2.00	08/01/40	168,397	171,908
FNMA	AA+	2.00	10/01/50	185,463	187,470
FNMA	AA+	2.00	10/01/50	98,547	99,628
FNMA	AA+	2.00	10/01/50	70,031	70,757
FNMA	AA+	2.25	01/01/28	25,227	26,396
FNMA	AA+	2.50	02/01/33	25,912	26,826
FNMA	AA+	2.50	05/01/35	46,927	49,054
FNMA	AA+	2.50	10/01/35	141,207	148,409
FNMA	AA+	2.50	05/01/46	99,726	103,389
FNMA	AA+	2.50	10/01/50	98,459	101,946
FNMA	AA+	2.50	04/01/51	199,321	206,588
FNMA	AA+	2.50	04/01/51	199,243	206,344
FNMA	AA+	2.68	12/01/26	75,000	79,068
FNMA	AA+	2.92	07/01/27	46,355	49,331
FNMA	AA+	3.00	09/01/33	30,481	32,399
FNMA	AA+	3.00	03/01/36	27,744	29,193
FNMA	AA+	3.00	04/25/42	32,378	33,007
FNMA	AA+	3.00	12/01/42	8,456	8,708
FNMA	AA+	3.00	04/01/43	8,738	8,998
FNMA	AA+	3.00	02/01/45	21,658	23,265
FNMA	AA+	3.00	03/01/45	5,315	5,472
FNMA	AA+	3.00	01/01/47	16,593	17,032
FNMA	AA+	3.00	12/01/47	13,647	14,278
FNMA	AA+	3.00	03/01/50	131,000	138,848
FNMA	AA+	3.50	07/01/34	42,082	45,428
FNMA	AA+	3.50	10/01/34	31,205	32,888
FNMA	AA+	3.50	01/01/43	14,263	15,391
FNMA	AA+	3.50	08/01/43	25,672	27,799
FNMA	AA+	3.50	08/01/43	54,677	59,004
FNMA	AA+	3.50	08/01/44	39,414	40,976
FNMA	AA+	3.50	04/01/45	41,989	45,243

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2021 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	3.50	05/01/45	$59,065	$63,229
FNMA	AA+	3.50	10/01/45	76,179	82,063
FNMA	AA+	3.50	02/01/46	51,587	55,153
FNMA	AA+	3.50	02/01/46	25,499	27,274
FNMA	AA+	3.50	09/01/47	89,094	96,216
FNMA	AA+	3.50	11/01/47	161,167	170,629
FNMA	AA+	3.50	04/01/48	13,551	14,235
FNMA	AA+	3.50	08/01/49	86,766	91,585
FNMA	AA+	3.50	02/01/50	31,479	33,858
FNMA	AA+	3.53	01/01/26	100,000	106,316
FNMA	AA+	4.00	07/25/26	22,247	22,862
FNMA	AA+	4.00	05/25/29	9,831	9,832
FNMA	AA+	4.00	01/01/31	49,310	52,994
FNMA	AA+	4.00	10/01/36	16,483	17,938
FNMA	AA+	4.00	05/01/43	90,022	98,403
FNMA	AA+	4.00	01/01/44	123,244	134,743
FNMA	AA+	4.00	11/01/45	24,699	26,891
FNMA	AA+	4.00	02/01/47	37,938	41,217
FNMA	AA+	4.00	04/01/49	256,126	272,822
FNMA	AA+	4.00	02/01/50	40,206	42,799
FNMA	AA+	4.00	03/01/50	148,131	160,587
FNMA	AA+	4.00	07/01/56	25,313	28,132
FNMA	AA+	4.50	05/01/30	123,430	133,967
FNMA	AA+	4.50	12/01/39	55,965	61,365
FNMA	AA+	4.50	07/01/40	84,505	91,756
FNMA	AA+	4.50	07/01/42	109,097	121,529
FNMA	AA+	4.50	04/01/44	25,193	27,749
FNMA	AA+	4.50	11/01/47	45,486	49,856
FNMA	AA+	4.50	11/01/47	34,772	38,166
FNMA	AA+	4.50	11/01/47	32,211	35,407
FNMA	AA+	4.50	02/01/49	21,674	23,361
FNMA	AA+	5.00	10/01/25	38,706	42,374
FNMA	AA+	5.00	08/01/37	57,406	65,599
FNMA	AA+	5.50	09/01/25	37,408	41,618
FNMA	AA+	5.50	05/01/38	57,742	66,768
FNMA	AA+	6.00	01/01/25	33,458	37,456
FNMA	AA+	6.00	03/01/36	13,348	14,638
FNMA	AA+	6.00	04/01/37	12,224	13,731
FNMA	AA+	6.00	12/01/37	28,490	33,759
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	32,205	32,582
FRESB Multifamily Mortgage	AA+	3.16	11/25/27	34,846	36,397
FRESB Multifamily Mortgage	AA+	3.30	12/25/27	34,698	36,776
FRESB Multifamily Mortgage	AA+	3.61	10/25/28	21,896	23,255
GNMA (2)	AA+	3.00	07/16/36	36,643	38,338
GNMA (2)	AA+	3.00	01/15/46	55,331	59,492
GNMA (2)	AA+	3.00	03/15/46	76,120	81,850
GNMA (2)	AA+	3.00	07/15/46	56,807	61,084
GNMA (2)	AA+	3.00	02/20/47	29,587	31,182
GNMA (2)	AA+	3.50	05/20/31	80,182	85,904
GNMA (2)	AA+	3.50	02/20/42	15,085	15,693
GNMA (2)	AA+	3.50	07/15/42	30,327	32,604
GNMA (2)	AA+	3.50	03/20/45	37,768	40,092
GNMA (2)	AA+	3.50	05/20/45	46,081	49,944
GNMA (2)	AA+	4.00	04/15/24	50,525	53,613
GNMA (2)	AA+	4.00	01/20/41	21,767	23,495
GNMA (2)	AA+	4.00	08/15/41	15,710	17,222
GNMA (2)	AA+	4.00	12/15/41	27,930	30,998

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2021 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
GNMA (2)	AA+	4.00	08/20/42	$13,896	$14,991
GNMA (2)	AA+	4.50	10/15/40	39,860	45,857
GNMA (2)	AA+	5.00	04/15/39	22,909	26,757
GNMA (2)	AA+	5.00	06/20/39	16,848	18,971
GNMA (2)	AA+	5.50	01/15/36	59,606	66,649

					10,254,004

CORPORATE DEBT (17.3%)
COMMUNICATION SERVICES (0.4%)
AT&T, Inc.	BBB	3.00	06/30/22	20,000	20,450
Discovery Communications LLC	BBB-	3.50	06/15/22	105,000	107,488

					127,938

CONSUMER DISCRETIONARY (3.0%)
Amazon.com, Inc.	AA	5.20	12/03/25	105,000	123,215
AutoZone, Inc.	BBB	3.25	04/15/25	40,000	42,995
AutoZone, Inc.	BBB	3.70	04/15/22	15,000	15,273
Brinker International, Inc.	B	3.88	05/15/23	85,000	87,558
Dollar General Corp.	BBB	3.25	04/15/23	85,000	88,700
Harman International Industries, Inc.	A-	4.15	05/15/25	105,000	116,479
Hyatt Hotels Corp.	BBB-	5.38	08/15/21	5,000	5,017
Kohl’s Corp.	BBB-	3.25	02/01/23	40,000	41,287
Lowe’s Cos., Inc.	BBB+	3.12	04/15/22	40,000	40,608
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	30,000	33,194
Marriott International, Inc.	BBB-	3.13	02/15/23	65,000	66,747
Mattel, Inc.	B+	3.15	03/15/23	40,000	40,900
NVR, Inc.	BBB+	3.95	09/15/22	85,000	87,772
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	70,000	72,021
Tapestry, Inc.	BBB-	4.25	04/01/25	50,000	54,404
Travel + Leisure Co.	BB-	3.90	03/01/23	85,000	87,656
Whirlpool Corp.	BBB	3.70	05/01/25	40,000	43,706

					1,047,532

CONSUMER STAPLES (0.8%)
Kroger Co.	BBB	2.95	11/01/21	100,000	100,669
Mead Johnson Nutrition Co.	A-	4.13	11/15/25	40,000	45,001
Molson Coors Beverage Co.	BBB-	3.50	05/01/22	65,000	66,710
Sysco Corp.	BBB-	3.75	10/01/25	75,000	82,521

					294,901

ENERGY (0.5%)
Devon Energy Corp.	BBB-	5.85	12/15/25	50,000	58,686
Kinder Morgan Energy Partners LP	BBB	4.30	05/01/24	105,000	114,412

					173,098

FINANCIALS (5.7%)
Alleghany Corp.	BBB+	4.95	06/27/22	40,000	41,777
American Express Co.	BBB	3.63	12/05/24	105,000	114,723
American International Group, Inc.	BBB+	3.75	07/10/25	105,000	115,705
Bank of America Corp.	BBB+	3.95	04/21/25	105,000	115,232
Block Financial LLC	BBB	5.25	10/01/25	65,000	73,858
Block Financial LLC	BBB	5.50	11/01/22	45,000	46,742
Capital One Financial Corp.	BBB	4.75	07/15/21	85,000	85,092
Citigroup, Inc.	BBB	3.88	03/26/25	105,000	115,192
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	75,000	82,029
Fifth Third Bancorp	BBB	4.30	01/16/24	105,000	113,779
Genworth Hldgs., Inc.	B-	7.63	09/24/21	25,000	25,385
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	105,000	114,458
Kemper Corp.	BBB	4.35	02/15/25	40,000	43,717

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2021 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
FINANCIALS (CONTINUED)
Lincoln National Corp.	A-	4.00	09/01/23	$85,000	$91,203
Moody’s Corp.	BBB+	4.50	09/01/22	85,000	88,226
Old Republic International Corp.	BBB+	3.88	08/26/26	105,000	117,284
Prudential Financial, Inc.	A	4.50	11/16/21	20,000	20,315
Reinsurance Group of America, Inc.	A	4.70	09/15/23	20,000	21,734
Signet UK Finance PLC	B+	4.70	06/15/24	105,000	108,150
Stifel Financial Corp.	BBB-	4.25	07/18/24	30,000	32,869
Synchrony Financial	BBB-	3.70	08/04/26	55,000	60,053
Unum Group	BBB	4.00	03/15/24	105,000	113,181
Voya Financial, Inc.	BBB+	3.65	06/15/26	105,000	116,242
Wells Fargo & Co.	BBB	3.45	02/13/23	85,000	89,105
Wells Fargo & Co.	BBB	4.13	08/15/23	20,000	21,506
WR Berkley Corp.	BBB+	4.63	03/15/22	40,000	41,171

					2,008,728

HEALTH CARE (1.4%)
Anthem, Inc.	A	3.30	01/15/23	75,000	78,231
Biogen, Inc.	A-	4.05	09/15/25	50,000	55,669
Evernorth Health, Inc.	A-	3.50	06/15/24	40,000	42,830
Humana, Inc.	BBB+	3.85	10/01/24	65,000	70,503
Owens & Minor, Inc.	B+	4.38	12/15/24	60,000	62,539
Quest Diagnostics, Inc.	BBB+	3.50	03/30/25	15,000	16,277
Thermo Fisher Scientific, Inc.	BBB+	4.13	03/25/25	65,000	72,067
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	105,000	106,674

					504,790

INDUSTRIALS (1.4%)
Deere & Co.	A	2.75	04/15/25	125,000	133,357
Flowserve Corp.	BBB-	3.50	09/15/22	85,000	87,227
General Dynamics Corp.	A-	3.25	04/01/25	65,000	70,442
Hexcel Corp.	BB+	4.95	08/15/25	80,000	88,090
Verisk Analytics, Inc.	BBB	4.00	06/15/25	105,000	116,162

					495,278

INFORMATION TECHNOLOGY (1.5%)
Applied Materials, Inc.	A-	3.90	10/01/25	105,000	117,469
Arrow Electronics, Inc.	BBB-	4.00	04/01/25	20,000	21,696
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	25,000	26,292
Avnet, Inc.	BBB-	4.88	12/01/22	5,000	5,289
Global Payments, Inc.	BBB-	3.75	06/01/23	85,000	89,442
Ingram Micro, Inc.	NR	5.00	08/10/22	20,000	20,560
Ingram Micro, Inc.	NR	5.45	12/15/24	15,000	17,074
Intel Corp.	A+	3.40	03/25/25	100,000	109,248
Keysight Technologies, Inc.	BBB	4.55	10/30/24	105,000	116,612
Motorola Solutions, Inc.	BBB-	4.00	09/01/24	20,000	21,874

					545,556

MATERIALS (1.4%)
Carpenter Technology Corp.	BBB-	4.45	03/01/23	75,000	78,376
Freeport-McMoRan, Inc.	BB+	3.55	03/01/22	85,000	85,744
Packaging Corp. of America	BBB	4.50	11/01/23	40,000	43,215
Sherwin-Williams Co.	BBB	3.95	01/15/26	105,000	117,159
Southern Copper Corp.	BBB+	3.50	11/08/22	85,000	87,941
Teck Resources Ltd.	BBB-	3.75	02/01/23	20,000	20,634
Teck Resources Ltd.	BBB-	4.75	01/15/22	65,000	65,734

					498,803

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2021 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
REAL ESTATE (1.0%)
Boston Properties LP	BBB+	3.85	02/01/23	$65,000	$67,873
Healthpeak Properties, Inc.	BBB+	3.40	02/01/25	80,000	85,925
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	85,000	88,406
Service Properties Trust	BB-	5.00	08/15/22	95,000	95,997
Ventas Realty LP / Ventas Capital Corp.	BBB+	3.25	08/15/22	10,000	10,233

					348,434

UTILITIES (0.2%)
Exelon Generation Co. LLC	BBB-	4.25	06/15/22	20,000	20,533
National Fuel Gas Co.	BBB-	5.20	07/15/25	40,000	45,062

					65,595

TOTAL CORPORATE DEBT					6,110,653

TOTAL LONG-TERM DEBT SECURITIES (Cost: $34,803,094) 99.2%					34,960,032

				Shares	Value
COMMON STOCKS:
ENERGY (0.2%)
Diamond Offshore Drilling, Inc.*				2,262	$13,798
Superior Energy Svcs., Inc.*				1,470	37,037	††
Valaris Ltd.*				380	10,975

					61,810

TOTAL COMMON STOCKS (Cost: $212,509) 0.2%					61,810

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.2%)
Citibank, New York Time Deposit		0.01	07/01/21	$76,323	$76,323

TOTAL TEMPORARY CASH INVESTMENT (Cost: $76,323) 0.2%					76,323

TOTAL INVESTMENTS (Cost: $35,091,926) 99.6%					35,098,165

OTHER NET ASSETS 0.4%					158,497

NET ASSETS 100.0%					$35,256,662

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

June 30, 2021 (Unaudited)

Abbreviations:	FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association
NR = Not Rated

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

†

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the aggregate values of these securities and their percentages of the respective Portfolios’ net assets were as follows:

Portfolio	Aggregate Market Value	Percentage of Net Assets
MONEY MARKET PORTFOLIO	$2,999,959	37.6%
MID-TERM BOND PORTFOLIO	$21,874	0.1%
BOND PORTFOLIO	$82,029	0.2%

††	Level 3 Security.

(1)	Percentage is less than 0.05%.

(2)	U.S. Government guaranteed security.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

	Equity Index Portfolio	All America Portfolio	Small Cap Value Portfolio	Small Cap Growth Portfolio	Small Cap Equity Index Portfolio
ASSETS
Investments at fair value

(Cost:  Equity Index Portfolio — $85,920,869

All America Portfolio — $13,216,457

Small Cap Value Portfolio — $15,305,233

Small Cap Growth Portfolio — $12,636,320

Small Cap Equity Index Portfolio — $7,116,581

Mid Cap Value Portfolio — $2,902,611

Mid-Cap Equity Index Portfolio — $47,363,656

International Portfolio — $12,488,804

Retirement Income Portfolio — $3,654,791

2015 Retirement Portfolio — $5,821,933

2020 Retirement Portfolio — $14,423,571

2025 Retirement Portfolio — $20,524,530

2030 Retirement Portfolio — $11,814,651)

(Notes 1 and 3)	$109,801,551	$16,917,666	$17,064,963	$16,444,982	$8,426,582
Cash	—	20,690	6	—	—
Interest and dividends receivable	62,021	10,823	7,358	2,552	7,273
Receivable for securities sold	—	55,947	91,165	361,411	130
Shareholder subscriptions receivable	24,508	35	1,582	2,421	3,704
Other receivables	—	—	—	—	—

TOTAL ASSETS	109,888,080	17,005,161	17,165,074	16,811,366	8,437,689

LIABILITIES
Due to custodian bank	60	—	—	—	10
Payable for securities purchased	94,396	48,710	163,494	310,866	35,323
Shareholder redemptions payable	13,518	470	14,823	545	109
Accrued expenses	39,368	15,054	12,844	14,989	3,103

TOTAL LIABILITIES:	147,342	64,234	191,161	326,400	38,545

NET ASSETS	$109,740,738	$16,940,927	$16,973,913	$16,484,966	$8,399,144

NUMBER OF SHARES OUTSTANDING (Note 4)	1,679,878	513,901	930,722	715,991	625,078

NET ASSET VALUES, offering and redemption price per share	$65.33	$32.97	$18.24	$23.02	$13.44

COMPONENTS OF NET ASSETS
Paid-in capital	$82,992,949	$12,753,340	$15,635,972	$11,144,858	$6,521,486
Total Distributable Earnings (Loss) (Notes 1 and 5)	26,747,789	4,187,587	1,337,941	5,340,108	1,877,658

NET ASSETS	$109,740,738	$16,940,927	$16,973,913	$16,484,966	$8,399,144

(a)	The Retirement and Allocation Portfolios are invested in affiliated investment companies of Mutual of America Variable Insurance Portfolios.

The accompanying notes are an integral part of these financial statements.

Mid Cap Value Portfolio	Mid-Cap Equity Index Portfolio	International Portfolio	Retirement Income Portfolio		2015 Retirement Portfolio		2020 Retirement Portfolio		2025 Retirement Portfolio		2030 Retirement Portfolio

$3,229,351	$58,007,236	$14,534,699	$3,922,847	(a)	$6,390,853	(a)	$16,228,250	(a)	$23,704,512	(a)	$14,054,344	(a)
—	—	—	100		100		100		100		99
2,714	44,971	—	—		—		—		—		—
—	—	—	—		—		—		—		—
—	26,425	6,060	—		—		—		—		—
—	—	—	7,021		6,722		4,662		5,434		6,645

3,232,065	58,078,632	14,540,759	3,929,968		6,397,675		16,233,012		23,710,046		14,061,088

—	10	—	—		—		—		—		—
5,286	61,127	—	—		—		—		—		—
51	2,080	2,187	—		—		—		—		—
2,827	21,368	4,671	—		—		—		—		—

8,164	84,585	6,858	—		—		—		—		—

$3,223,901	$57,994,047	$14,533,901	$3,929,968		$6,397,675		$16,233,012		$23,710,046		$14,061,088

156,643	1,942,707	1,354,865	291,143		537,273		1,120,755		1,453,545		796,853

$20.58	$29.85	$10.73	$13.50		$11.91		$14.48		$16.31		$17.65

$2,817,583	$46,175,277	$12,531,273	$3,639,589		$5,700,157		$14,041,781		$20,267,516		$12,130,948
406,318	11,818,770	2,002,628	290,379		697,518		2,191,231		3,442,530		1,930,140

$3,223,901	$57,994,047	$14,533,901	$3,929,968		$6,397,675		$16,233,012		$23,710,046		$14,061,088

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

June 30, 2021 (Unaudited)

	2035 Retirement Portfolio		2040 Retirement Portfolio		2045 Retirement Portfolio		2050 Retirement Portfolio		2055 Retirement Portfolio
ASSETS
Investments at fair value

(Cost:  2035 Retirement Portfolio — $6,393,181

2040 Retirement Portfolio — $5,981,487

2045 Retirement Portfolio — $2,836,893

2050 Retirement Portfolio — $2,759,201

2055 Retirement Portfolio — $704,596

2060 Retirement Portfolio — $339,771

Conservative Allocation Portfolio — $8,914,339

Moderate Allocation Portfolio — $18,469,340

Aggressive Allocation Portfolio — $4,057,265

Money Market Portfolio — $7,974,445

Mid-Term Bond Portfolio — $19,602,528

Bond Portfolio — $35,091,926)

(Notes 1 and 3)	$7,679,409	(a)	$7,268,278	(a)	$3,528,894	(a)	$3,499,965	(a)	$824,611	(a)
Cash	101		100		100		100		100
Interest and dividends receivable	—		—		—		—		—
Receivable for securities sold	—		—		—		—		—
Shareholder subscriptions receivable	—		—		—		—		—
Other receivables	6,804		6,935		7,533		7,532		7,871

TOTAL ASSETS	7,686,314		7,275,313		3,536,527		3,507,597		832,582

LIABILITIES
Due to custodian bank	—		—		—		—		—
Payable for securities purchased	—		—		—		—		—
Shareholder redemptions payable	—		—		—		—		—
Accrued expenses	—		—		—		—		—

TOTAL LIABILITIES	—		—		—		—		—

NET ASSETS	$7,686,314		$7,275,313		$3,536,527		$3,507,597		$832,582

NUMBER OF SHARES OUTSTANDING (Note 4)	417,641		392,126		192,006		155,488		48,429

NET ASSET VALUES, offering and redemption price per share	$18.40		$18.55		$18.42		$22.56		$17.19

COMPONENTS OF NET ASSETS
Paid-in capital	$6,356,848		$6,026,508		$2,880,114		$2,766,208		$757,764
Total Distributable Earnings (Loss) (Notes 1 and 5)	1,329,466		1,248,805		656,413		741,389		74,818

NET ASSETS	$7,686,314		$7,275,313		$3,536,527		$3,507,597		$832,582

(a)	The Retirement and Allocation Portfolios are invested in affiliated investment companies of Mutual of America Variable Insurance Portfolios.

The accompanying notes are an integral part of these financial statements.

2060 Retirement Portfolio		Conservative Allocation Portfolio		Moderate Allocation Portfolio		Aggressive Allocation Portfolio		Money Market Portfolio	Mid-Term Bond Portfolio	Bond Portfolio

$410,018	(a)	$9,861,317	(a)	$21,595,136	(a)	$4,966,635	(a)	$7,974,445	$19,673,316	$35,098,165
100		100		100		101		—	—	—
—		—		—		—		—	72,752	149,562
—		—		—		—		—	—	—
—		—		—		—		8,789	16,275	31,369
6,218		6,143		4,275		7,410		—	—	—

416,336		9,867,560		21,599,511		4,974,146		7,983,234	19,762,343	35,279,096

—		—		—		—		14	—	—
—		—		—		—		—	—	—
—		—		—		—		77	35	1,152
—		—		—		—		2,761	11,436	21,282

—		—		—		—		2,852	11,471	22,434

$416,336		$9,867,560		$21,599,511		$4,974,146		$7,980,382	$19,750,872	$35,256,662

28,942		678,545		1,149,355		225,379		647,727	1,781,358	2,298,056

$14.39		$14.54		$18.79		$22.07		$12.3206	$11.09	$15.34

$360,150		$8,780,615		$18,005,943		$4,102,708		$7,985,315	$19,147,400	$34,434,828
56,186		1,086,945		3,593,568		871,438		(4,933)	603,472	821,834

$416,336		$9,867,560		$21,599,511		$4,974,146		$7,980,382	$19,750,872	$35,256,662

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

	Equity Index Portfolio	All America Portfolio	Small Cap Value Portfolio	Small Cap Growth Portfolio	Small Cap Equity Index Portfolio
INVESTMENT INCOME AND EXPENSES
INVESTMENT INCOME
Dividends	$735,406	$112,585	$92,543	$37,113	$43,705
Interest	—	—	13	7	—
Other Income	2,906	720	885	—	224

Total investment income	738,312	113,305	93,441	37,120	43,929

EXPENSES
Investment advisory fees (Note 2)	37,877	31,752	40,320	61,560	2,585

Other operating expenses
Accounting and recordkeeping expenses	201,026	52,396	40,217	50,360	35,230
Shareholders reports	5,964	8,768	3,165	3,171	6,535
Custodian expenses	12,632	11,881	2,521	2,266	35,243
Independent directors’ fees and expenses	2,419	380	258	394	165
Audit	15,426	13,444	13,443	13,444	15,567
Legal and Compliance	41,416	10,311	5,307	8,990	4,154
Administrative	64,074	10,073	6,839	10,413	4,379
Licenses	25,148	2,372	—	—	1,719
Fees and registration	16,038	10,820	9,742	10,349	9,712

Total operating expenses	384,143	120,445	81,492	99,387	112,704

Total expenses before reimbursement	422,020	152,197	121,812	160,947	115,289
Fee waiver and expense reimbursement (Note 2)	(351,316)	(110,920)	(78,266)	(94,462)	(110,118)

Net expenses	70,704	41,277	43,546	66,485	5,171

Net Investment Income (Loss)	667,608	72,028	49,895	(29,365)	38,758

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 1)
Net realized gain (loss) on:
Investment securities	1,321,349	617,824	509,378	1,774,645	457,417
Gain distributions from Mutual of America Variable Insurance Portfolios	—	—	—	—	—

	1,321,349	617,824	509,378	1,774,645	457,417

Change in net unrealized appreciation (depreciation) of:
Investment securities	12,376,514	1,726,168	1,319,844	(283,623)	681,721

	12,376,514	1,726,168	1,319,844	(283,623)	681,721

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	13,697,863	2,343,992	1,829,222	1,491,022	1,139,138

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,365,471	$2,416,020	$1,879,117	$1,461,657	$1,177,896

(a)	The Retirement and Allocation Portfolios are invested in affiliated Portfolios of Mutual of America Variable Insurance Portfolios and receive dividend income entirely from these affiliated Portfolios.
(b)

The Retirement and Allocation Portfolios incur direct investment management expenses of .05% and .00%, respectively. Certain operating expenses that can be attributed only to the Retirement and Allocation Portfolios were charged directly to those Portfolios, subject to the Adviser’s agreement to reimburse direct non-advisory operating expenses (see Note 2). The Retirement and Allocation Portfolios will also continue to bear their pro-rata share of the non-advisory operating expenses borne by each of the underlying Portfolios in which they invest.

(c)	Realized gains and losses for the Retirement and Allocation Portfolios result from the disposition of shares of the underlying Portfolios.

The accompanying notes are an integral part of these financial statements.

Mid Cap Value Portfolio	Mid-Cap Equity Index Portfolio	International Portfolio	Retirement Income Portfolio		2015 Retirement Portfolio		2020 Retirement Portfolio		2025 Retirement Portfolio		2030 Retirement Portfolio

$28,212	$370,832	$177,061	$—	(a)	$—	(a)	$—	(a)	$—	(a)	$—	(a)
—	—	—	—		—		—		—		—
477	1,625	154	75		96		107		148		203

28,689	372,457	177,215	75		96		107		148		203

6,708	20,575	5,150	852	(b)	1,556	(b)	4,044	(b)	5,572	(b)	3,212	(b)

25,475	119,178	45,108	24,145	(b)	24,209	(b)	24,411	(b)	24,528	(b)	24,339	(b)
3,174	5,215	2,469	2,192	(b)	2,198	(b)	2,198	(b)	2,198	(b)	2,198	(b)
2,172	8,169	555	3,383	(b)	4,049	(b)	5,617	(b)	5,235	(b)	5,152	(b)
59	1,314	329	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
13,090	15,426	17,348	11,320	(b)	11,179	(b)	11,179	(b)	11,179	(b)	11,179	(b)
1,584	24,356	470	362	(b)	659	(b)	1,716	(b)	2,382	(b)	1,374	(b)
1,548	34,805	8,714	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
—	13,661	—	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
8,421	13,596	6,562	7,751	(b)	7,922	(b)	9,287	(b)	10,452	(b)	9,243	(b)

55,523	235,720	81,555	49,153		50,216		54,408		55,974		53,485

62,231	256,295	86,705	50,005		51,772		58,452		61,546		56,697
(54,303)	(217,889)	(77,779)	(48,642)		(49,594)		(52,790)		(54,860)		(52,843)

7,928	38,406	8,926	1,363		2,178		5,662		6,686		3,854

20,761	334,051	168,289	(1,288)		(2,082)		(5,555)		(6,538)		(3,651)

129,800	2,789,356	81,459	8,742	(c)	140,559	(c)	497,456	(c)	435,826	(c)	108,127	(c)
—	—	—	—		—		—		—		—

129,800	2,789,356	81,459	8,742		140,559		497,456		435,826		108,127

243,132	5,428,038	945,263	109,845		140,681		471,685		1,224,667		1,095,990

243,132	5,428,038	945,263	109,845		140,681		471,685		1,224,667		1,095,990

372,932	8,217,394	1,026,722	118,587		281,240		969,141		1,660,493		1,204,117

$393,693	$8,551,445	$1,195,011	$117,299		$279,158		$963,586		$1,653,955		$1,200,466

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

STATEMENTS OF OPERATIONS (Continued)

For the Six Months Ended June 30, 2021 (Unaudited)

	2035 Retirement Portfolio		2040 Retirement Portfolio		2045 Retirement Portfolio		2050 Retirement Portfolio		2055 Retirement Portfolio
INVESTMENT INCOME AND EXPENSES
INVESTMENT INCOME
Dividends	$—	(a)	$—	(a)	$—	(a)	$—	(a)	$—	(a)
Interest	—		—		—		—		—
Other Income	225		252		256		264		275

Total investment income	225		252		256		264		275

EXPENSES
Investment advisory fees (Note 2)	1,644	(b)	1,538		815		816		156

Other operating expenses
Accounting and recordkeeping expenses	24,215	(b)	24,205	(b)	24,148	(b)	24,149	(b)	24,097	(b)
Shareholders reports	2,198	(b)	2,198	(b)	2,198	(b)	2,198	(b)	2,198	(b)
Custodian expenses	4,684	(b)	4,756	(b)	4,637	(b)	4,637	(b)	4,543	(b)
Independent directors’ fees and expenses	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Audit	11,179	(b)	11,179	(b)	11,179	(b)	11,179	(b)	11,179	(b)
Legal and Compliance	698	(b)	653	(b)	346	(b)	349	(b)	64	(b)
Administrative	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Licenses	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Fees and registration	8,376	(b)	8,275	(b)	7,901	(b)	7,873	(b)	7,428	(b)

Total operating expenses	51,350		51,266		50,409		50,385		49,509

Total expenses before reimbursement	52,994		52,804		51,224		51,201		49,665
Fee waiver and expense reimbursement (Note 2)	(50,692)		(50,651)		(50,083)		(50,058)		(49,321)

Net expenses	2,302		2,153		1,141		1,143		344

Net Investment Income (Loss)	(2,077)		(1,901)		(885)		(879)		(69)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 1)
Net realized gain (loss) on:
Investment securities	85,190	(c)	44,000	(c)	27,618	(c)	26,351	(c)	6,241	(c)
Gain distributions from Mutual of America Variable Insurance Portfolios	—		—		—		—		—

	85,190		44,000		27,618		26,351		6,241

Change in net unrealized appreciation (depreciation) of:
Investment securities	617,997		647,645		360,885		373,443		65,238

	617,997		647,645		360,885		373,443		65,238

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	703,187		691,645		388,503		399,794		71,479

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$701,110		$689,744		$387,618		$398,915		$71,410

(a)	The Retirement and Allocation Portfolios are invested in affiliated Portfolios of Mutual of America Variable Insurance Portfolios and receive dividend income entirely from these affiliated Portfolios.
(b)

The Retirement and Allocation Portfolios incur direct investment management expenses of .05% and .00%, respectively. Certain operating expenses that can be attributed only to the Retirement and Allocation Portfolios were charged directly to those Portfolios, subject to the Adviser’s agreement to reimburse direct non-advisory operating expenses (see Note 2). The Retirement and Allocation Portfolios will also continue to bear their pro-rata share of the non-advisory operating expenses borne by each of the underlying Portfolios in which they invest.

(c)	Realized gains and losses for the Retirement and Allocation Portfolios result from the disposition of shares of the underlying Portfolios.

The accompanying notes are an integral part of these financial statements.

2060 Retirement Portfolio		Conservative Allocation Portfolio		Moderate Allocation Portfolio		Aggressive Allocation Portfolio		Money Market Portfolio	Mid-Term Bond Portfolio	Bond Portfolio

$—	(a)	$—	(a)	$—	(a)	$—	(a)	$—	$—	$—
—		—		—		—		3,179	125,631	254,058
287		94		183		237		—	—	—

287		94		183		237		3,179	125,631	254,058

88	(b)	—	(b)	—	(b)	—	(b)	5,723	39,664	65,581

24,091	(b)	24,257	(b)	24,488	(b)	24,161	(b)	29,209	59,711	87,079
2,198	(b)	2,194	(b)	2,282	(b)	2,282	(b)	2,510	7,132	3,590
4,595	(b)	3,837	(b)	5,130	(b)	4,663	(b)	1,675	774	2,050
—	(b)	—	(b)	—	(b)	—	(b)	183	475	806
11,179	(b)	11,320	(b)	11,320	(b)	11,320	(b)	13,443	18,540	18,540
37	(b)	1,029	(b)	2,409	(b)	457	(b)	3,587	2,151	4,850
—	(b)	—	(b)	—	(b)	—	(b)	4,845	12,583	21,340
—	(b)	—	(b)	—	(b)	—	(b)	—	—	—
7,270	(b)	8,369	(b)	9,927	(b)	7,673	(b)	7,851	7,797	8,538

49,370		51,006		55,556		50,556		63,303	109,163	146,793

49,458		51,006		55,556		50,556		69,026	148,827	212,374
(49,370)		(50,037)		(53,286)		(50,125)		(61,395)	(104,205)	(136,704)

88		969		2,270		431		7,631	44,622	75,670

199		(875)		(2,087)		(194)		(4,452)	81,009	178,388

11,456	(c)	145,981	(c)	1,057,441	(c)	45,514	(c)	(120)	21,235	76,202
—		—		—		—		—	—	—

11,456		145,981		1,057,441		45,514		(120)	21,235	76,202

31,501		292,929		898,219		438,534		—	(301,949)	(1,025,948)

31,501		292,929		898,219		438,534		—	(301,949)	(1,025,948)

42,957		438,910		1,955,660		484,048		(120)	(280,714)	(949,746)

$43,156		$438,035		$1,953,573		$483,854		$(4,572)	$(199,705)	$(771,358)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Equity Index Portfolio		All America Portfolio
	For the Six Months Ended June 30, 2021 (Unaudited)	For the Period Ended December 31, 2020†	For the Six Months Ended June 30, 2021 (Unaudited)	For the Period Ended December 31, 2020†
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$667,608	$1,452,728	$72,028	$169,834
Net realized gain (loss) on investments	1,321,349	(574,578)	617,824	(373,308)
Change in net unrealized appreciation (depreciation) of investments	12,376,514	11,504,168	1,726,168	1,975,041

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,365,471	12,382,318	2,416,020	1,771,567

DISTRIBUTIONS (Notes 1 and 5)
From Distributable Earnings	—	—	—	—
Return of Capital	—	—	—	—

Total distributions	—	—	—	—

CAPITAL TRANSACTIONS (Note 4)
Cost of shares transferred in(a)	—	92,468,415	—	14,403,649
Net proceeds from sale of shares	9,279,587	17,183,123	680,682	788,337
Shares issued in reorganization(c)	—	—	—	—
Dividends reinvested	—	—	—	—
Cost of shares redeemed	(11,750,001)	(24,188,175)	(854,394)	(2,264,934)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	(2,470,414)	85,463,363	(173,712)	12,927,052

INCREASE (DECREASE) IN NET ASSETS	11,895,057	97,845,681	2,242,308	14,698,619
NET ASSETS, BEGINNING OF PERIOD	97,845,681	—	14,698,619	—

NET ASSETS, END OF PERIOD	$109,740,738	$97,845,681	$16,940,927	$14,698,619

OTHER INFORMATION (Notes 4 and 8):
Shares outstanding at the beginning of period	1,724,876	—	519,203	—

Shares transferred in(a)(b)	—	1,891,242	—	585,510
Shares sold(b)	149,461	354,645	21,731	35,058
Shares issued in reorganization(b)(c)	—	—	—	—
Shares issued as reinvestment of dividends	—	—	—	—
Shares redeemed(b)	(194,459)	(521,011)	(27,033)	(101,365)

Net Increase (decrease)(b)	(44,998)	1,724,876	(5,302)	519,203

Shares outstanding at the end of period	1,679,878	1,724,876	513,901	519,203

†	For the period from January 24, 2020 (Commencement of Operations) to December 31, 2020.
(a)	Transfer of interests from non-qualified plans out of the Funds of Mutual of America Investment Corporation into the Mutual of America Variable Insurance Portfolios on January 24, 2020.
(b)

On September 25, 2020, the Mutual of America Variable Insurance Portfolios had a 1 for 10 reverse share split. Historical shares outstanding and share activity have been adjusted for periods shown in 2020 to reflect the split on a retroactive basis to the applicable Portfolios.

(c)	Reorganization of Mutual of America Variable Insurance Portfolios, Inc. 2010 Retirement Portfolio into the Retirement Income Portfolio on July 31, 2020.

The accompanying notes are an integral part of these financial statements.

Small Cap Value Portfolio		Small Cap Growth Portfolio		Small Cap Equity Index Portfolio		Mid Cap Value Portfolio		Mid-Cap Equity Index Portfolio
For the Six Months Ended June 30, 2021 (Unaudited)	For the Period Ended December 31, 2020†	For the Six Months Ended June 30, 2021 (Unaudited)	For the Period Ended December 31, 2020†	For the Six Months Ended June 30, 2021 (Unaudited)	For the Period Ended December 31, 2020†	For the Six Months Ended June 30, 2021 (Unaudited)	For the Period Ended December 31, 2020†	For the Six Months Ended June 30, 2021 (Unaudited)	For the Period Ended December 31, 2020†

$49,895	$133,728	$(29,365)	$(15,796)	$38,758	$44,415	$20,761	$48,993	$334,051	$647,628
509,378	(1,114,790)	1,774,645	(198,038)	457,417	86,791	129,800	(119,976)	2,789,356	(2,595,845)
1,319,844	439,886	(283,623)	4,092,285	681,721	628,280	243,132	83,608	5,428,038	5,215,542

1,879,117	(541,176)	1,461,657	3,878,451	1,177,896	759,486	393,693	12,625	8,551,445	3,267,325

—	—	—	—	—	(59,724)	—	—	—	—
—	—	—	—	—	—	—	—	—	—

—	—	—	—	—	(59,724)	—	—	—	—

—	9,394,805	—	12,583,395	—	701,461	—	2,053,847	—	50,110,836
8,756,509	552,252	2,328,197	2,048,374	4,028,523	3,955,313	1,525,898	153,448	6,003,405	7,745,024
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	59,724	—	—	—	—
(1,304,652)	(1,762,942)	(2,402,284)	(3,412,824)	(1,097,974)	(1,125,561)	(501,927)	(413,683)	(6,393,348)	(11,290,640)

7,451,857	8,184,115	(74,087)	11,218,945	2,930,549	3,590,937	1,023,971	1,793,612	(389,943)	46,565,220

9,330,974	7,642,939	1,387,570	15,097,396	4,108,445	4,290,699	1,417,664	1,806,237	8,161,502	49,832,545
7,642,939	—	15,097,396	—	4,290,699	—	1,806,237	—	49,832,545	—

$16,973,913	$7,642,939	$16,484,966	$15,097,396	$8,399,144	$4,290,699	$3,223,901	$1,806,237	$57,994,047	$49,832,545

525,025	—	720,986	—	394,084	—	107,166	—	1,961,739	—

—	632,185	—	840,821	—	70,992	—	125,775	—	2,228,498
479,815	45,344	102,393	121,116	315,999	427,143	74,660	10,984	206,782	370,391
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	5,571	—	—	—	—
(74,118)	(152,504)	(107,388)	(240,951)	(85,005)	(109,622)	(25,183)	(29,593)	(225,814)	(637,150)

405,697	525,025	(4,995)	720,986	230,994	394,084	49,477	107,166	(19,032)	1,961,739

930,722	525,025	715,991	720,986	625,078	394,084	156,643	107,166	1,942,707	1,961,739

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	International Portfolio		Retirement Income Portfolio
	For the Six Months Ended June 30, 2021 (Unaudited)	For the Period Ended December 31, 2020†	For the Six Months Ended June 30, 2021 (Unaudited)	For the Period Ended December 31, 2020†
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$168,289	$220,054	$(1,288)	$(547)
Net realized gain (loss) on investments	81,459	(513,069)	8,742	13,974
Change in net unrealized appreciation (depreciation) of investments	945,263	1,100,632	109,845	158,211

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,195,011	807,617	117,299	171,638

DISTRIBUTIONS (Notes 1 and 5)
From Distributable Earnings	—	—	—	—
Return of Capital	—	—	—	—

Total distributions	—	—	—	—

CAPITAL TRANSACTIONS (Note 4)
Cost of shares transferred in(a)	—	10,297,584	—	1,600,937
Net proceeds from sale of shares	2,131,625	4,413,290	866,115	1,638,875
Shares issued in reorganization(c)	—	—	—	312,727
Dividends reinvested	—	—	—	—
Cost of shares redeemed	(1,603,656)	(2,707,570)	(104,047)	(673,576)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	527,969	12,003,304	762,068	2,878,963

INCREASE (DECREASE) IN NET ASSETS	1,722,980	12,810,921	879,367	3,050,601
NET ASSETS, BEGINNING OF PERIOD	12,810,921	—	3,050,601	—

NET ASSETS, END OF PERIOD	$14,533,901	$12,810,921	$3,929,968	$3,050,601

OTHER INFORMATION (Notes 4 and 8):
Shares outstanding at the beginning of period	1,304,758	—	233,634	—

Shares transferred in(a)(b)	—	1,137,466	—	131,012
Shares sold(b)	204,416	510,277	65,346	131,611
Shares issued in reorganization(b)(c)	—	—	—	24,918
Shares issued as reinvestment of dividends	—	—	—	—
Shares redeemed(b)	(154,309)	(342,985)	(7,837)	(53,907)

Net Increase (decrease)(b)	50,107	1,304,758	57,509	233,634

Shares outstanding at the end of period	1,354,865	1,304,758	291,143	233,634

†	For the period from January 24, 2020 (Commencement of Operations) to December 31, 2020.
(a)	Transfer of interests from non-qualified plans out of the Funds of Mutual of America Investment Corporation into the Mutual of America Variable Insurance Portfolios on January 24, 2020.
(b)

On September 25, 2020, the Mutual of America Variable Insurance Portfolios had a 1 for 10 reverse share split. Historical shares outstanding and share activity have been adjusted for periods shown in 2020 to reflect the split on a retroactive basis to the applicable Portfolios.

(c)	Reorganization of Mutual of America Variable Insurance Portfolios, Inc. 2010 Retirement Portfolio into the Retirement Income Portfolio on July 31, 2020.

The accompanying notes are an integral part of these financial statements.

2015 Retirement Portfolio		2020 Retirement Portfolio		2025 Retirement Portfolio		2030 Retirement Portfolio
For the Six Months Ended June 30, 2021 (Unaudited)	For the Period Ended December 31, 2020†	For the Six Months Ended June 30, 2021 (Unaudited)	For the Period Ended December 31, 2020†	For the Six Months Ended June 30, 2021 (Unaudited)	For the Period Ended December 31, 2020†	For the Six Months Ended June 30, 2021 (Unaudited)	For the Period Ended December 31, 2020†

$(2,082)	$(2,292)	$(5,555)	$(8,581)	$(6,538)	$(11,031)	$(3,651)	$(6,211)
140,559	(9,879)	497,456	(105,349)	435,826	(166,401)	108,127	(414,029)
140,681	428,239	471,685	1,332,994	1,224,667	1,955,315	1,095,990	1,143,703

279,158	416,068	963,586	1,219,064	1,653,955	1,777,883	1,200,466	723,463

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	5,666,011	—	17,111,295	—	21,099,651	—	13,441,633
236,718	549,428	697,794	1,499,232	1,977,051	2,254,744	1,137,153	1,839,604
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
(373,696)	(376,012)	(2,052,082)	(3,205,877)	(1,499,148)	(3,554,090)	(184,961)	(4,096,270)

(136,978)	5,839,427	(1,354,288)	15,404,650	477,903	19,800,305	952,192	11,184,967

142,180	6,255,495	(390,702)	16,623,714	2,131,858	21,578,188	2,152,658	11,908,430
6,255,495	—	16,623,714	—	21,578,188	—	11,908,430	—

$6,397,675	$6,255,495	$16,233,012	$16,623,714	$23,710,046	$21,578,188	$14,061,088	$11,908,430

549,386	—	1,217,769	—	1,425,412	—	741,651	—

—	534,169	—	1,361,444	—	1,527,977	—	928,119
20,135	50,446	49,395	118,599	124,310	165,705	66,432	124,214
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
(32,248)	(35,229)	(146,409)	(262,274)	(96,177)	(268,270)	(11,230)	(310,682)

(12,113)	549,386	(97,014)	1,217,769	28,133	1,425,412	55,202	741,651

537,273	549,386	1,120,755	1,217,769	1,453,545	1,425,412	796,853	741,651

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	2035 Retirement Portfolio		2040 Retirement Portfolio
	For the Six Months Ended June 30, 2021 (Unaudited)	For the Period Ended December 31, 2020†	For the Six Months Ended June 30, 2021 (Unaudited)	For the Period Ended December 31, 2020†
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,077)	$(2,930)	$(1,901)	$(1,938)
Net realized gain (loss) on investments and securities sold short	85,190	(39,542)	44,000	(79,671)
Change in net unrealized appreciation (depreciation) of investments	617,997	668,231	647,645	639,146

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	701,110	625,759	689,744	557,537

DISTRIBUTIONS (Notes 1 and 5)
From Distributable Earnings	—	—	—	—
Return of Capital	—	—	—	—

Total distributions	—	—	—	—

CAPITAL TRANSACTIONS (Note 4)
Cost of shares transferred in(a)	—	5,614,307	—	4,867,389
Net proceeds from sale of shares	1,412,365	962,963	1,540,105	808,397
Cost of shares transferred in	—	—	—	—
Dividends reinvested	—	—	—	—
Cost of shares redeemed	(430,503)	(1,199,687)	(158,243)	(1,029,616)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	981,862	5,377,583	1,381,862	4,646,170

INCREASE (DECREASE) IN NET ASSETS	1,682,972	6,003,342	2,071,606	5,203,707
NET ASSETS, BEGINNING OF PERIOD	6,003,342	—	5,203,707	—

NET ASSETS, END OF PERIOD	$7,686,314	$6,003,342	$7,275,313	$5,203,707

OTHER INFORMATION (Notes 4 and 8):
Shares outstanding at the beginning of period	363,478	—	315,523	—

Shares transferred in(a)(b)	—	380,633	—	332,507
Shares sold(b)	78,713	67,005	85,912	58,164
Shares issued in reorganization(b)(c)	—	—	—	—
Shares issued as reinvestment of dividends	—	—	—	—
Shares redeemed(b)	(24,550)	(84,160)	(9,309)	(75,148)

Net Increase (decrease)(b)	54,163	363,478	76,603	315,523

Shares outstanding at the end of period	417,641	363,478	392,126	315,523

†	For the period from January 24, 2020 (Commencement of Operations) to December 31, 2020.
(a)	Transfer of interests from non-qualified plans out of the Funds of Mutual of America Investment Corporation into the Mutual of America Variable Insurance Portfolios on January 24, 2020.
(b)

On September 25, 2020, the Mutual of America Variable Insurance Portfolios had a 1 for 10 reverse share split. Historical shares outstanding and share activity have been adjusted for periods shown in 2020 to reflect the split on a retroactive basis to the applicable Portfolios.

(c)	Reorganization of Mutual of America Variable Insurance Portfolios, Inc. 2010 Retirement Portfolio into the Retirement Income Portfolio on July 31, 2020.
(d)

The Portfolio received a non-recurring capital contribution from Mutual of America Capital Management LLC of $1,590 during the year to reflect an increase in the value of a receivable owed to the Portfolio at year-end. Amount includes this contribution.

The accompanying notes are an integral part of these financial statements.

2045 Retirement Portfolio		2050 Retirement Portfolio		2055 Retirement Portfolio		2060 Retirement Portfolio		Conservative Allocation Portfolio
For the Six Months Ended June 30, 2021 (Unaudited)	For the Period Ended December 31, 2020†	For the Six Months Ended June 30, 2021 (Unaudited)	For the Period Ended December 31, 2020†	For the Six Months Ended June 30, 2021 (Unaudited)	For the Period Ended December 31, 2020†	For the Six Months Ended June 30, 2021 (Unaudited)	For the Period Ended December 31, 2020†	For the Six Months Ended June 30, 2021 (Unaudited)	For the Period Ended December 31, 2020†

$(885)	$(1,003)	$(879)	$(733)	$(69)	$(302)	$199	$(20)	$(875)	$(1,609)
27,618	(62,101)	26,351	(24,114)	6,241	(51,316)	11,456	(25,756)	145,981	(3,530)
360,885	331,116	373,443	367,321	65,238	54,777	31,501	38,806	292,929	654,049

387,618	268,012	398,915	342,474	71,410	3,159	43,156	13,030	438,035	648,910

—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—	—	—

—	2,384,789	—	2,190,996	—	543,138	—	343,594	—	8,257,233
438,224	389,615	257,330	642,011	329,955	31,691	145,088	105,999 (d)	1,451,573	2,740,216
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
(87,771)	(243,960)	(77,581)	(246,548)	(19,759)	(127,012)	(67,188)	(167,343)	(1,717,213)	(1,951,194)

350,453	2,530,444	179,749	2,586,459	310,196	447,817	77,900	282,250	(265,640)	9,046,255

738,071	2,798,456	578,664	2,928,933	381,606	450,976	121,056	295,280	172,395	9,695,165
2,798,456	—	2,928,933	—	450,976	—	295,280	—	9,695,165	—

$3,536,527	$2,798,456	$3,507,597	$2,928,933	$832,582	$450,976	$416,336	$295,280	$9,867,560	$9,695,165

171,508	—	147,036	—	29,781	—	23,277	—	697,397	—

—	164,848	—	124,196	—	40,433	—	30,646	—	642,045
25,354	27,638	11,935	37,977	19,840	2,445	10,937	9,746	102,258	206,669
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
(4,856)	(20,978)	(3,483)	(15,137)	(1,192)	(13,097)	(5,272)	(17,115)	(121,110)	(151,317)

20,498	171,508	8,452	147,036	18,648	29,781	5,665	23,277	(18,852)	697,397

192,006	171,508	155,488	147,036	48,429	29,781	28,942	23,277	678,545	697,397

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Moderate Allocation Portfolio		Aggressive Allocation Portfolio
	For the Six Months Ended June 30, 2021 (Unaudited)	For the Period Ended December 31, 2020†	For the Six Months Ended June 30, 2021 (Unaudited)	For the Period Ended December 31, 2020†
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,087)	$(4,425)	$(194)	$(868)
Net realized gain (loss) on investments and securities sold short	1,057,441	(587,582)	45,514	(83,252)
Change in net unrealized appreciation (depreciation) of investments	898,219	2,227,577	438,534	470,836

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,953,573	1,635,570	483,854	386,716

DISTRIBUTIONS (Notes 1 and 5)
From Distributable Earnings	—	—	—	—
Return of Capital	—	—	—	—

Total distributions	—	—	—	—

CAPITAL TRANSACTIONS (Note 4)
Cost of shares transferred in(a)	—	25,557,770	—	4,887,000
Net proceeds from sale of shares	4,146,341	696,145	818,819	439,039
Cost of shares transferred in	—	—	—	—
Dividends reinvested	—	—	—	—
Cost of shares redeemed	(7,700,542)	(4,689,346)	(253,988)	(1,787,294)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	(3,554,201)	21,564,569	564,831	3,538,745

INCREASE (DECREASE) IN NET ASSETS	(1,600,628)	23,200,139	1,048,685	3,925,461
NET ASSETS, BEGINNING OF PERIOD	23,200,139	—	3,925,461	—

NET ASSETS, END OF PERIOD	$21,599,511	$23,200,139	$4,974,146	$3,925,461

OTHER INFORMATION (Notes 4 and 8):
Shares outstanding at the beginning of period	1,342,486	—	198,822	—

Shares transferred in(a)(b)	—	1,628,365	—	278,544
Shares sold(b)	224,996	44,789	38,345	26,238
Shares issued in reorganization(b)(c)	—	—	—	—
Shares issued as reinvestment of dividends	—	—	—	—
Shares redeemed(b)	(418,127)	(330,668)	(11,788)	(105,960)

Net Increase (decrease)(b)	(193,131)	1,342,486	26,557	198,822

Shares outstanding at the end of period	1,149,355	1,342,486	225,379	198,822

†	For the period from January 24, 2020 (Commencement of Operations) to December 31, 2020.
(a)	Transfer of interests from non-qualified plans out of the Funds of Mutual of America Investment Corporation into the Mutual of America Variable Insurance Portfolios on January 24, 2020.
(b)

On September 25, 2020, the Mutual of America Variable Insurance Portfolios had a 1 for 10 reverse share split. Historical shares outstanding and share activity have been adjusted for periods shown in 2020 to reflect the split on a retroactive basis to the applicable Portfolios.

(c)	Reorganization of Mutual of America Variable Insurance Portfolios, Inc. 2010 Retirement Portfolio into the Retirement Income Portfolio on July 31, 2020.

The accompanying notes are an integral part of these financial statements.

Money Market Portfolio		Mid-Term Bond Portfolio		Bond Portfolio
For the Six Months Ended June 30, 2021 (Unaudited)	For the Period Ended December 31, 2020†	For the Six Months Ended June 30, 2021 (Unaudited)	For the Period Ended December 31, 2020†	For the Six Months Ended June 30, 2021 (Unaudited)	For the Period Ended December 31, 2020†

$(4,452)	$17,863	$81,009	$202,752	$178,388	$429,225
(120)	(361)	21,235	227,688	76,202	131,780
—	—	(301,949)	372,737	(1,025,948)	1,032,187

(4,572)	17,502	(199,705)	803,177	(771,358)	1,593,192

—	(17,863)	—	—	—	—
—	(360)	—	—	—	—

—	(18,223)	—	—	—	—

—	1,531,926	—	16,985,523	—	30,405,919
673,463	6,941,932	2,635,500	6,631,981	6,636,689	9,659,449
—	—	—	—	—	—
—	18,223	—	—	—	—
(235,084)	(944,785)	(2,988,172)	(4,117,432)	(4,778,769)	(7,488,460)

438,379	7,547,296	(352,672)	19,500,072	1,857,920	32,576,908

433,807	7,546,575	(552,377)	20,303,249	1,086,562	34,170,100
7,546,575	—	20,303,249	—	34,170,100	—

$7,980,382	$7,546,575	$19,750,872	$20,303,249	$35,256,662	$34,170,100

612,144	—	1,813,650	—	2,176,997	—

—	124,293	—	1,584,305	—	2,032,530
54,653	562,837	237,272	601,940	432,778	625,976
—	—	—	—	—	—
—	1,478	—	—	—	—
(19,070)	(76,464)	(269,564)	(372,595)	(311,719)	(481,509)

35,583	612,144	(32,292)	1,813,650	121,059	2,176,997

647,727	612,144	1,781,358	1,813,650	2,298,056	2,176,997

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Portfolio share outstanding for the six months ended June 30, 2021 and for the period from January 24, 2020 (commencement of operations) through December 31, 2020 and other supplementary data with respect to each Portfolio are presented below and in the pages following:

	Equity Index Portfolio				All America Portfolio
	Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020†		Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020†

Net Asset Value, Beginning of Period	$56.73		$48.89		$28.31		$24.60

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.42		0.84		0.14		0.33
Net Realized and Unrealized Gains (Losses) on Investments	8.18		7.00		4.52		3.38

Total From Investment Operations	8.60		7.84		4.66		3.71

Less Distributions
From Net Investment Income	—		—		—		—
From Net Realized Gains	—		—		—		—

Total Distributions	—		—		—		—

Net Asset Value, End of Period	$65.33		$56.73		$32.97		$28.31

Total Return (%)(f)	15.18	(b)	16.01	(b)	16.46	(b)	15.08	(b)
Net Assets, End of Period ($ millions)	109.7		97.8		16.9		14.7
Ratio of Net Income (Loss) to Average Net Assets (%)	1.32	(c)	1.80	(c)	0.91	(c)	1.42	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.84	(c)	0.98	(c)	1.92	(c)	1.93	(c)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.14	(c)	0.14	(c)	0.52	(c)	0.52	(c)
Portfolio Turnover Rate (%)(a)	9.76	(b)	39.64	(b)	17.54	(b)	45.10	(b)

†

For the period January 24, 2020 (commencement of operations) through December 31, 2020. On September 25, 2020, the Mutual of America Variable Insurance Portfolios had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis (Note 4).

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Portfolios exclude expenses of the underlying Portfolios.

(e)	Amount is less than $0.005 per share.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(g)	International Portfolio excludes the expenses of its ETF investments.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

Small Cap Value Portfolio				Small Cap Growth Portfolio				Small Cap Equity Index Portfolio
Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020†		Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020†		Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020†

$14.56		$14.86		$20.94		$14.97		$10.89		$9.88

(0.05)		0.25		(0.04)		(0.02)		0.06		0.10
3.73		(0.55)		2.12		5.99		2.49		1.03

3.68		(0.30)		2.08		5.97		2.55		1.13

—		—		—		—		—		(0.08)
—		—		—		—		—		(0.04)

—		—		—		—		—		(0.12)

$18.24		$14.56		$23.02		$20.94		$13.44		$10.89

25.27	(b)	(2.02	)(b)	9.93	(b)	39.92	(b)	23.42	(b)	11.52	(b)
17.0		7.6		16.5		15.1		8.4		4.3
0.93	(c)	2.11	(c)	(0.36	)(c)	(0.15	)(c)	1.12	(c)	1.57	(c)
2.26	(c)	2.29	(c)	1.96	(c)	2.06	(c)	3.34	(c)	2.61	(c)
0.81	(c)	0.81	(c)	0.81	(c)	0.81	(c)	0.15	(c)	0.15	(c)
19.30	(b)	49.88	(b)	39.61	(b)	96.43	(b)	36.15	(b)	69.92	(b)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

FINANCIAL HIGHLIGHTS (Continued)

	Mid Cap Value Portfolio				Mid-Cap Equity Index Portfolio
	Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020†		Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020†

Net Asset Value, Beginning of Period	$16.85		$16.33		$25.40		$22.49

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.04		0.46		0.17		0.33
Net Realized and Unrealized Gains (Losses) on Investments	3.69		0.06		4.28		2.58

Total From Investment Operations	3.73		0.52		4.45		2.91

Less Distributions
From Net Investment Income	—		—		—		—
From Net Realized Gains	—		—		—		—

Total Distributions	—		—		—		—

Net Asset Value, End of Period	$20.58		$16.85		$29.85		$25.40

Total Return (%)(f)	22.14	(b)	3.19	(b)	17.52	(b)	12.96	(b)
Net Assets, End of Period ($ millions)	3.2		1.8		58.0		49.8
Ratio of Net Income (Loss) to Average Net Assets (%)	1.70	(c)	3.17	(c)	1.22	(c)	1.68	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)(g)	5.09	(c)	4.25	(c)	0.93	(c)	1.07	(c)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)(g)	0.65	(c)	0.65	(c)	0.14	(c)	0.14	(c)
Portfolio Turnover Rate (%)(a)	27.06	(b)	27.14	(b)	22.92	(b)	53.83	(b)

†

For the period January 24, 2020 (commencement of operations) through December 31, 2020. On September 25, 2020, the Mutual of America Variable Insurance Portfolios had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis (Note 4).

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Portfolios exclude expenses of the underlying Portfolios.

(e)	Amount is less than $0.005 per share.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(g)	International Portfolio excludes the expenses of its ETF investments.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

International Portfolio				Retirement Income Portfolio				2015 Retirement Portfolio
Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020†		Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020†		Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020†

$9.82		$9.05		$13.06		$12.22		$11.39		$10.61

0.12		0.17		—	(e)	—	(e)	—	(e)	—	(e)
0.79		0.60		0.44		0.84		0.52		0.78

0.91		0.77		0.44		0.84		0.52		0.78

—		—		—		—		—		—
—		—		—		—		—		—

—		—		—		—		—		—

$10.73		$9.82		$13.50		$13.06		$11.91		$11.39

9.27	(b)	8.47	(b)	3.37	(b)	6.88	(b)	4.57	(b)	7.38	(b)
14.5		12.8		3.9		3.1		6.4		6.3
2.45	(c)	2.30	(c)	(0.08	)(c)	(0.03	)(c)	(0.07	)(c)	(0.04	)(c)
1.26	(c)	1.19	(c)	2.93	(c)	2.50	(c)	1.66	(c)	1.10	(c)
0.13	(c)	0.13	(c)	0.08	(c)	0.08	(c)	0.07	(c)	0.07	(c)
5.47	(b)	27.23	(b)	3.29	(b)	34.72	(b)	11.74	(b)	14.67	(b)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

FINANCIAL HIGHLIGHTS (Continued)

	2020 Retirement Portfolio				2025 Retirement Portfolio
	Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020†		Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020†

Net Asset Value, Beginning of Period	$13.65		$12.57		$15.14		$13.81

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	—	(e)	(0.01)		—	(e)	(0.01)
Net Realized and Unrealized Gains (Losses) on Investments	0.83		1.09		1.17		1.34

Total From Investment Operations	0.83		1.08		1.17		1.33

Less Distributions
From Net Investment Income	—		—		—		—
From Net Realized Gains	—		—		—		—

Total Distributions	—		—		—		—

Net Asset Value, End of Period	$14.48		$13.65		$16.31		$15.14

Total Return (%)(f)	6.08	(b)	8.60	(b)	7.73	(b)	9.64	(b)
Net Assets, End of Period ($ millions)	16.2		16.6		23.7		21.6
Ratio of Net Income (Loss) to Average Net Assets (%)	(0.07	)(c)	(0.06	)(c)	(0.06	)(c)	(0.06	)(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.72	(c)	0.51	(c)	0.55	(c)	0.44	(c)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.07	(c)	0.07	(c)	0.06	(c)	0.06	(c)
Portfolio Turnover Rate (%)(a)	12.85	(b)	18.95	(b)	12.57	(b)	22.54	(b)

†

For the period January 24, 2020 (commencement of operations) through December 31, 2020. On September 25, 2020, the Mutual of America Variable Insurance Portfolios had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis (Note 4).

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Portfolios exclude expenses of the underlying Portfolios.

(e)	Amount is less than $0.005 per share.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(g)	International Portfolio excludes the expenses of its ETF investments.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

2030 Retirement Portfolio				2035 Retirement Portfolio				2040 Retirement Portfolio
Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020†		Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020†		Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020†

$16.06		$14.48		$16.52		$14.75		$16.49		$14.64

—	(e)	(0.01)		—	(e)	(0.01)		—	(e)	(0.01)
1.59		1.59		1.88		1.78		2.06		1.86

1.59		1.58		1.88		1.77		2.06		1.85

—		—		—		—		—		—
—		—		—		—		—		—

—		—		—		—		—		—

$17.65		$16.06		$18.40		$16.52		$18.55		$16.49

9.90	(b)	10.89	(b)	11.38	(b)	12.00	(b)	12.49	(b)	12.65	(b)
14.1		11.9		7.7		6.0		7.3		5.2
(0.06	)(c)	(0.06	)(c)	(0.06	)(c)	(0.06	)(c)	(0.06	)(c)	(0.05	)(c)
0.88	(c)	0.65	(c)	1.61	(c)	1.18	(c)	1.72	(c)	1.40	(c)
0.06	(c)	0.06	(c)	0.07	(c)	0.07	(c)	0.07	(c)	0.07	(c)
4.63	(b)	26.71	(b)	8.09	(b)	29.41	(b)	4.39	(b)	32.08	(b)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

FINANCIAL HIGHLIGHTS (Continued)

	2045 Retirement Portfolio				2050 Retirement Portfolio
	Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020†		Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020†

Net Asset Value, Beginning of Period	$16.32		$14.47		$19.92		$17.64

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	—	(e)	(0.01)		(0.01)		—	(e)
Net Realized and Unrealized Gains (Losses) on Investments	2.10		1.86		2.65		2.28

Total From Investment Operations	2.10		1.85		2.64		2.28

Less Distributions
From Net Investment Income	—		—		—		—
From Net Realized Gains	—		—		—		—

Total Distributions	—		—		—		—

Capital Contribution from Adviser	—		—		—		—

Net Asset Value, End of Period	$18.42		$16.32		$22.56		$19.92

Total Return (%)(f)	12.87	(b)	12.81	(b)	13.25	(b)	12.92	(b)
Net Assets, End of Period ($ millions)	3.5		2.8		3.5		2.9
Ratio of Net Income (Loss) to Average Net Assets (%)	(0.05	)(c)	(0.05	)(c)	(0.05	)(c)	(0.04	)(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	3.14	(c)	2.51	(c)	3.13	(c)	2.51	(c)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.07	(c)	0.07	(c)	0.07	(c)	0.07	(c)
Portfolio Turnover Rate (%)(a)	4.55	(b)	21.26	(b)	4.20	(b)	21.92	(b)

†

For the period January 24, 2020 (commencement of operations) through December 31, 2020. On September 25, 2020, the Mutual of America Variable Insurance Portfolios had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis (Note 4).

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Portfolios exclude expenses of the underlying Portfolios.

(e)	Amount is less than $0.005 per share.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(g)	International Portfolio excludes the expenses of its ETF investments.

(h)

The Portfolio received a non-recurring capital contribution from Mutual of America Capital Management LLC, the Adviser, of $1,590 during the year to reflect an increase in the value of receivables owed to the Portfolio at year-end.

(i)

The Portfolio received a non-recurring capital contribution from Mutual of America Capital Management LLC, the Adviser, during the year. The corresponding impact to the total return was an increase of 0.62% for the period shown.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

2055 Retirement Portfolio				2060 Retirement Portfolio				Conservative Allocation Portfolio
Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020†		Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020†		Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020†

$15.14		$13.43		$12.69		$11.21		$13.90		$12.86

—	(e)	(0.01)		0.01		—	(e)	—	(e)	—	(e)
2.05		1.72		1.69		1.41		0.64		1.04

2.05		1.71		1.70		1.41		0.64		1.04

—		—		—		—		—		—
—		—		—		—		—		—

—		—		—		—		—		—

—		—		—		0.07	(h)	—		—

$17.19		$15.14		$14.39		$12.69		$14.54		$13.90

13.54	(b)	12.71	(b)	13.40	(b)	13.18	(b)(i)	4.60	(b)	8.08	(b)
0.8		0.5		0.4		0.3		9.9		9.7
(0.02	)(c)	(0.08	)(c)	0.11	(c)	(0.01	)(c)	(0.02	)(c)	(0.02	)(c)
15.84	(c)	13.49	(c)	27.91	(c)	21.39	(c)	1.05	(c)	0.77	(c)
0.11	(c)	0.11	(c)	0.05	(c)	0.05	(c)	0.02	(c)	0.02	(c)
5.51	(b)	17.48	(b)	23.26	(b)	52.71	(b)	14.80	(b)	25.55	(b)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

FINANCIAL HIGHLIGHTS (Continued)

	Moderate Allocation Portfolio				Aggressive Allocation Portfolio
	Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020†		Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020†

Net Asset Value, Beginning of Period	$17.28		$15.70		$19.74		$17.54

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	—	(e)	—	(e)	—	(e)	—	(e)
Net Realized and Unrealized Gains (Losses) on Investments	1.51		1.58		2.33		2.20

Total From Investment Operations	1.51		1.58		2.33		2.20

Less Distributions
From Net Investment Income	—		—		—		—
From Net Realized Gains	—		—		—		—
Return of Capital	—		—		—		—

Total Distributions	—		—		—		—

Net Asset Value, End of Period	$18.79		$17.28		$22.07		$19.74

Total Return (%)(f)	8.74	(b)	10.10	(b)	11.80	(b)	12.51	(b)
Net Assets, End of Period ($ millions)	21.6		23.2		5.0		3.9
Ratio of Net Income (Loss) to Average Net Assets (%)	(0.02	)(c)	(0.02	)(c)	(0.01	)(c)	(0.02	)(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.49	(c)	0.37	(c)	2.34	(c)	1.39	(c)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.02	(c)	0.02	(c)	0.02	(c)	0.02	(c)
Portfolio Turnover Rate (%)(a)	18.35	(b)	24.94	(b)	6.04	(b)	13.94	(b)

†

For the period January 24, 2020 (commencement of operations) through December 31, 2020. On September 25, 2020, the Mutual of America Variable Insurance Portfolios had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis (Note 4).

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Portfolios exclude expenses of the underlying Portfolios.

(e)	Amount is less than $0.005 per share.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(g)	International Portfolio excludes the expenses of its ETF investments.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

Money Market Portfolio				Mid-Term Bond Portfolio				Bond Portfolio
Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020†		Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020†		Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020†

$12.3281		$12.3251		$11.19		$10.72		$15.70		$14.96

(0.0069)		0.0292		0.05		0.11		0.06		0.20
(0.0006)		0.0036		(0.15)		0.36		(0.42)		0.54

(0.0075)		0.0328		(0.10)		0.47		(0.36)		0.74

—		(0.0292)		—		—		—		—
—		—		—		—		—		—
—		(0.0006)		—		—		—		—

—		(0.0298)		—		—		—		—

$12.3206		$12.3281		$11.09		$11.19		$15.34		$15.70

(0.08	)(b)	0.28	(b)	(0.89	)(b)	4.37	(b)	(2.29	)(b)	4.95	(b)
8.0		7.5		19.8		20.3		35.3		34.2
(0.12	)(c)	0.27	(c)	0.82	(c)	1.14	(c)	1.06	(c)	1.37	(c)
1.81	(c)	0.85	(c)	1.50	(c)	1.40	(c)	1.26	(c)	1.32	(c)
0.20	(c)	0.20	(c)	0.45	(c)	0.45	(c)	0.45	(c)	0.45	(c)
NA		NA		6.85	(b)	32.55	(b)	14.61	(b)	21.69	(b)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2021

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Variable Insurance Portfolios, Inc. (the “Investment Company”) is a diversified, open-end management investment company — a type of company commonly known as a “mutual fund”. It is registered as such under the Investment Company Act of 1940 (the “Investment Company Act”). The Investment Company was formed on April 19, 2019 as a Maryland corporation and principally offers its shares exclusively to separate accounts of Mutual of America Life Insurance Company (“Mutual of America Life”) and a former affiliate that offers the Portfolios through its separate accounts. As a “series” type mutual fund, the Investment Company issues separate classes (or series) of capital stock, each of which represents a separate Portfolio of investments. At June 30, 2021, there were 25 active portfolios (collectively, “the Funds or Portfolios”): Equity Index Portfolio, All America Portfolio, Small Cap Value Portfolio, Small Cap Growth Portfolio, Small Cap Equity Index Portfolio, Mid Cap Value Portfolio, Mid-Cap Equity Index Portfolio, International Portfolio, Money Market Portfolio, Mid-Term Bond Portfolio, Bond Portfolio; Retirement Income Portfolio, 2015 Retirement Portfolio, 2020 Retirement Portfolio, 2025 Retirement Portfolio, 2030 Retirement Portfolio, 2035 Retirement Portfolio, 2040 Retirement Portfolio, 2045 Retirement Portfolio, 2050 Retirement Portfolio, 2055 Retirement Portfolio and 2060 Retirement Portfolio (collectively, “Retirement Portfolios”); a Conservative Allocation Portfolio, a Moderate Allocation Portfolio and an Aggressive Allocation Portfolio (collectively, “Allocation Portfolios”). The Portfolios commenced operations on January 24, 2020 with transfers from the Mutual of America Investment Corporation (the “Investment Corporation”), a registered management investment company affiliated with Mutual of America Life. This transfer was made in order to allow the funds of the Investment Corporation to be offered to additional retail investors starting on December 14, 2020.

On January 24, 2020, after the close of trading on the New York Stock Exchange, funds of the Investment Corporation with investments from non-qualified plans, including flexible premium annuities and variable universal life plans, were transferred into mutual fund portfolios with similar investment styles issued by the Investment Company. Total assets moved in this transfer were valued at $354.9 million, including $103.6 million of assets in the Retirement Funds and Allocation Funds that resulted in additional redemptions out of the underlying funds of the Investment Corporation. These transfers also included $358 thousand from the Investment Corporation 2010 Retirement Fund into the Investment Company 2010 Retirement Portfolio.

Investment Company shares are issued to Mutual of America Life and, on a limited basis, to Wilton Reassurance Life Company of New York (formerly The American Life Insurance Company of New York), for allocation to their Separate Accounts as a funding medium for variable accumulation annuity contracts and variable life insurance policies. In addition, shares of selected equity and fixed income portfolios of the Investment Company are directly issued to one or more of the Investment Company’s Retirement Portfolios and Allocation Portfolios.

The Portfolios follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946 Financial Services — Investment Companies. The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with GAAP:

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Portfolio would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities.

•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments).

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2021

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

As of June 30, 2021, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of two securities in the Small Cap Equity Index, Mid-Term Bond and Bond Portfolios (see Note 1 below) which were considered Level 3. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such 144A securities as of June 30, 2021. Fair value inputs for all debt securities and temporary cash investments were considered Level 2. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolios’ investments and other financial instruments as of June 30, 2021:

Portfolio	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total

Investments at Fair Value:

(See Portfolios of Investments for More Details)
Equity Index Portfolio
Common Stock-Indexed	$109,691,354	—	—		$109,691,354
Warrants	$5,133	—	—		$5,133
Temporary Cash Investment	—	$105,064	—		$105,064

	$109,696,487	$105,064	—		$109,801,551
All America Portfolio
Common Stock-Indexed	$10,294,135	—	—		$10,294,135
Common Stock-Active	$6,570,522	—	—		$6,570,522
Temporary Cash Investment	—	$53,009	—		$53,009

	$16,864,657	$53,009	—		$16,917,666
Small Cap Value Portfolio
Common Stock	$16,579,470	—	—		$16,579,470
Temporary Cash Investment	—	$485,493	—		$485,493

	$16,579,470	$485,493	—		$17,064,963
Small Cap Growth Portfolio
Common Stock	$16,338,232	—	—		$16,338,232
Temporary Cash Investment	—	$106,750	—		$106,750

	$16,338,232	$106,750	—		$16,444,982
Small Cap Equity Index Portfolio
Common Stock-Indexed	$8,386,081	—	—	(1)	$8,386,081
Warrants	$200	—	—		$200
Temporary Cash Investment	—	$40,301	—		$40,301

	$8,386,281	$40,301	—		$8,426,582
Mid Cap Value Portfolio
Common Stock	$3,145,898	—	—		$3,145,898
Temporary Cash Investment	—	$83,453	—		$83,453

	$3,145,898	$83,453	—		$3,229,351
Mid-Cap Equity Index Portfolio
Common Stock-Indexed	$57,935,950	—	—		$57,935,950
Temporary Cash Investment	—	$71,286	—		$71,286

	$57,935,950	$71,286	—		$58,007,236
International Portfolio
Common Stock	$14,377,345	—	—		$14,377,345
Temporary Cash Investment	—	$157,354	—		$157,354

	$14,377,345	$157,354	—		$14,534,699

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2021

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Portfolio	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Retirement Income Portfolio
Common Stock	$3,922,847	—	—		$3,922,847
2015 Retirement Portfolio
Common Stock	$6,390,853	—	—		$6,390,853
2020 Retirement Portfolio
Common Stock	$16,228,250	—	—		$16,228,250
2025 Retirement Portfolio
Common Stock	$23,704,512	—	—		$23,704,512
2030 Retirement Portfolio
Common Stock	$14,054,344	—	—		$14,054,344
2035 Retirement Portfolio
Common Stock	$7,679,409	—	—		$7,679,409
2040 Retirement Portfolio
Common Stock	$7,268,278	—	—		$7,268,278
2045 Retirement Portfolio
Common Stock	$3,528,894	—	—		$3,528,894
2050 Retirement Portfolio
Common Stock	$3,499,965	—	—		$3,499,965
2055 Retirement Portfolio
Common Stock	$824,611	—	—		$824,611
2060 Retirement Portfolio
Common Stock	$410,018	—	—		$410,018
Conservative Allocation Portfolio
Common Stock	$9,861,317	—	—		$9,861,317
Moderate Allocation Portfolio
Common Stock	$21,595,136	—	—		$21,595,136
Aggressive Allocation Portfolio
Common Stock	$4,966,635	—	—		$4,966,635
Money Market Portfolio
U.S. Government Agency Debt	—	$3,099,964	—		$3,099,964
U.S. Government Agency Short-Term Debt	—	$1,399,967	—		$1,399,967
Commercial Paper	—	$3,434,942	—		$3,434,942
Temporary Cash Investment	—	$39,572	—		$39,572

	—	$7,974,445	—		$7,974,445
Mid-Term Bond Portfolio
U.S. Government Debt	—	$10,121,506	—		$10,121,506
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$5,950,666	—		$5,950,666
Long-Term Corporate Debt	—	$3,511,255	—		$3,511,255
Common Stock	$15,567	—	$23,381	(1)	$38,948
Temporary Cash Investment	—	$50,941	—		$50,941

	$15,567	$19,634,368	$23,381		$19,673,316
Bond Portfolio
U.S. Government Debt	—	$18,595,375	—		$18,595,375
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$10,254,004	—		$10,254,004
Long-Term Corporate Debt	—	$6,110,653	—		$6,110,653
Common Stock	$24,773	—	$37,037	(1)	$61,810
Temporary Cash Investment	—	$76,323	—		$76,323

	$24,773	$35,036,355	$37,037		$35,098,165

(1)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2021

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Six Months Ended June 30, 2021
	Balance December 31, 2020	Change in Unrealized Gains (Losses)	Transfers Into Level 3	Transfers Out of Level 3	Purchases	Sales	Balance June 30, 2021(a)		Net Change in Unrealized Gains/(Losses) of Level 3 Assets Held as of June 30, 2021
Small Cap Equity Index Portfolio — Common Stock	—	—	—	—	—	—	$—	(b)	—
Mid-Term Bond Portfolio — Common Stock	—	$(31,956)	$55,337	—	—	—	$23,381	(c)	—
Bond Portfolio —Common Stock	—	$(50,580)	$87,617	—	—	—	$37,037	(d)	—

(a)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

(b)	Level 3 security, Contra Progenics Pharmaceuticals, Inc. – contingent value rights with $0 fair value.
(c)	Level 3 security, Superior Energy Svcs., Inc. is a result of a corporate action from SESI LLC transferred into level 3 with $23,381 fair value.
(d)	Level 3 security, Superior Energy Svcs., Inc. is a result of a corporate action from SESI LLC transferred into level 3 with $37,037 fair value.

Security Valuation — Investment securities are carried at fair value as follows:

The Portfolios’ investments are fair valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier. The Board of Directors of the Investment Company (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to the Adviser. Pursuant to the Board’s delegation, the Adviser has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities. The valuation procedures permit the Portfolios to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval and ratification at its next regularly scheduled quarterly meeting. For fiscal reporting year-end, securities were fair valued at the close of the last business day.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer-supplied valuations to derive a valuation.

Temporary cash investments are amounts on deposit with financial institutions that are swept daily into an overnight investment and returned the next business day. Cash equivalents such as short-term temporary cash investments are valued at amortized cost.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2021

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Mutual of America Capital Management LLC (“the Adviser”) uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used as the calculated fair value.

The Retirement Portfolios and the Allocation Portfolios value their investments in the underlying Portfolios of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out (“FIFO”) basis.

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock.

The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

Retirement Portfolios — Each of the Retirement Portfolios invests in equity (stock) Portfolios and fixed income (bond) Portfolios and targets different percentages to these asset classes. The targets reflect varying emphases on achieving capital appreciation and gains versus preserving capital and producing income, depending on the specific Portfolio’s time horizon.

The Retirement Portfolios target their investments in the following underlying Portfolios of the Investment Company in accordance with the percentage allocations noted (unaudited):

	Equity Index Portfolio	Mid-Cap Equity Index Portfolio	Small Cap Growth Portfolio	Small Cap Value Portfolio	Small Cap Equity Index Portfolio	International Portfolio	Bond Portfolio	Mid-Term Bond Portfolio	Money Market Portfolio
Retirement Income Portfolio	20%	5%	—	—	—	—	35%	25%	15%
2015 Retirement Portfolio	22%	6%	—	—	—	5%	37%	20%	10%
2020 Retirement Portfolio	23%	8%	2%	2%	—	8%	37%	15%	5%
2025 Retirement Portfolio	27%	12%	2%	2%	—	10%	32%	10%	5%
2030 Retirement Portfolio	33%	15%	2%	2%	1%	12%	25%	5%	5%
2035 Retirement Portfolio	37%	16%	3%	3%	1%	15%	25%	—	—
2040 Retirement Portfolio	41%	17%	3%	3%	2%	17%	17%	—	—
2045 Retirement Portfolio	42%	17%	4%	4%	1%	18%	14%	—	—
2050 Retirement Portfolio	41%	18%	4%	4%	2%	19%	12%	—	—
2055 Retirement Portfolio	40%	19%	5%	5%	1%	20%	10%	—	—
2060 Retirement Portfolio	39%	20%	5%	5%	2%	21%	8%	—	—

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2021

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Generally, rebalancing of the Retirement Portfolios’ holdings is performed on a periodic basis and the mix of underlying Portfolios is reviewed annually.

Allocation Portfolios — The Allocation Portfolios target their investments in the following underlying Portfolios of the Investment Company in accordance with the percentage allocations noted (unaudited):

	Equity Index Portfolio	Mid-Cap Equity Index Portfolio	Small Cap Growth Portfolio	Small Cap Value Portfolio	International Portfolio	Bond Portfolio	Mid-Term Bond Portfolio
Conservative Allocation	25%	5%	—	—	5%	30%	35%
Moderate Allocation	35%	15%	—	—	10%	25%	15%
Aggressive Allocation	35%	20%	5%	5%	15%	20%	—

Generally, rebalancing of the Allocation Portfolios’ holdings is performed on a periodic basis.

Change in Target Investments — During the year, the Retirement Portfolios listed below had changes to their target investments. Overall increases (decreases) to the target percentages were as follows (unaudited):

	Equity Index Portfolio		Mid-Cap Equity Index Portfolio		Small Cap Growth Portfolio		Small Cap Value Portfolio		Small Cap Equity Index Portfolio		International Portfolio		Bond Portfolio	Mid-Term Bond Portfolio		Money Market Portfolio
Retirement Income Portfolio	—		—		—		—		—		—		5%	(5%	)	—
2015 Retirement Portfolio	—		(2%	)	—		—		—		—		7%	(5%	)	—
2020 Retirement Portfolio	(2%	)	(2%	)	1%		1%		—		—		9%	(7%	)	—
2025 Retirement Portfolio	(2%	)	—		—		—		—		—		5%	(8%	)	5%
2030 Retirement Portfolio	—		(1%	)	(1%	)	(1%	)	1%		—		2%	(5%	)	5%
2035 Retirement Portfolio	2%		(2%	)	(1%	)	(1%	)	—		—		2%	—		—
2040 Retirement Portfolio	6%		(4%	)	(1%	)	(1%	)	—		(1%	)	1%	—		—
2045 Retirement Portfolio	7%		(4%	)	(1%	)	(1%	)	(1%	)	—		—	—		—
2050 Retirement Portfolio	7%		(4%	)	(1%	)	(1%	)	(1%	)	—		—	—		—
2055 Retirement Portfolio	6%		(3%	)	(1%	)	(1%	)	(2%	)	1%		—	—		—
2060 Retirement Portfolio	6%		(3%	)	(1%	)	(1%	)	(2%	)	1%		—	—		—

Investment Income — Interest income, accretion of discount and amortization of premium are recorded daily on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation efforts succeed, such amounts are recorded as income upon collection.

Distributions to Shareholders (“Dividends”) — Distributions to shareholders are recorded on the ex-dividend date and are made at least annually. It is the Investment Company’s policy to make distributions of its net investment income and net realized gains, if any, in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Accordingly, periodic reclassifications (which do not impact the Portfolios’ net asset values) are made within the Portfolios’ capital accounts to reflect income and gains available for distribution under Federal income tax regulations.

Federal Income Taxes — Each Portfolio in the Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

GAAP requires the evaluation of tax positions taken in the course of preparing a portfolio’s tax return to determine whether it is “more-likely-than-not” that tax positions taken in the portfolio’s tax return will be ultimately sustained, and, if not, a tax liability and expense is recorded.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2021

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

As of June 30, 2021, management has evaluated the tax positions to be taken on the Portfolios’ tax returns for their initial tax year ending December 31, 2020 and expects that no tax provision will be required in any of the Portfolios’ financial statements.

As of June 30, 2021, the following Mutual of America Variable Insurance Portfolios had capital loss carry-forwards available to offset net realized capital gains generated after December 31, 2020.

	Equity Index Portfolio	All America Portfolio	Small Cap Value Portfolio	Small Cap Growth Portfolio	Small Cap Equity Index Portfolio
Capital loss carry-forward (short-term)	$—	$—	$(558,644)	$—	$—

	Mid Cap Value Portfolio	Mid-Cap Equity Index Portfolio	International Portfolio	Retirement Income Portfolio	2015 Retirement Portfolio
Capital loss carry-forward (short-term)	$—	$—	$(302,676)	$(1,754)	$—

	2020 Retirement Portfolio	2025 Retirement Portfolio	2030 Retirement Portfolio	2035 Retirement Portfolio	2040 Retirement Portfolio
Capital loss carry-forward (short-term)	$—	$—	$(234,563)	$—	$—

	2045 Retirement Portfolio	2050 Retirement Portfolio	2055 Retirement Portfolio	2060 Retirement Portfolio	Conservative Allocation Portfolio
Capital loss carry-forward (short-term)	$(13,310)	$—	$(42,843)	$(10,253)	$—

	Moderate Allocation Portfolio	Aggressive Allocation Portfolio	Money Market Portfolio	Mid-Term Bond Portfolio	Bond Portfolio
Capital loss carry-forward (short-term)	$—	$—	$(481)	$—	$(9,439)

2.	EXPENSES

The Investment Company has an Investment Advisory Agreement with Mutual of America Capital Management LLC (“the Adviser”), an indirect wholly-owned subsidiary of Mutual of America Life. For providing investment management services to each of the Portfolios of the Investment Company, the Adviser receives a fee, calculated as a daily charge of the value of the net assets of each portfolio, at the following annual rates:

Portfolio	Annual Investment Management Fee
Retirement Portfolios	.05%
Equity Index, Mid-Cap Equity Index, Small Cap Equity Index, International Portfolios	.075%
Money Market Portfolio	.15%
Bond Portfolio	.39%
All America, Mid-Term Bond Portfolios	.40%
Mid Cap Value Portfolio	.55%
Small Cap Value, Small Cap Growth Portfolios	.75%

The Retirement and Allocation Portfolios incur direct investment management expenses of .05% and .00%, respectively. Shareholders in the Allocation and Retirement Portfolios indirectly bear their pro-rata share of the investment management fees incurred by the underlying Portfolios in which they invest.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2021

2.	EXPENSES (CONTINUED)

Effective January 24, 2020, the Investment Company and the Adviser entered into an agreement under which the Adviser agrees to reimburse the Portfolios’ expenses to the extent that the Total Annual Operating Expenses exceed the rate in the table below (excluding any Acquired Fund Fees, as applicable, and any extraordinary expenses that may arise and charges incurred in trading portfolio securities) from inception of the Portfolios through April 30, 2023. From May 1, 2023 through the termination of the agreement, the Adviser will reimburse Other Expenses to the extent that Other Expenses exceed 0.15%. This contractual obligation may not be terminated before April 30, 2030, and will continue for succeeding 12 month periods thereafter, unless terminated by either the Investment Company or the Adviser upon proper notice.

Total Annual Portfolio Operating Expenses after Expense Reimbursement through April 30, 2023
Equity Index Portfolio	0.14%
All America Portfolio	0.52%
Small Cap Value Portfolio	0.81%
Small Cap Growth Portfolio	0.81%
Small Cap Equity Index Portfolio	0.15%
Mid Cap Value Portfolio	0.65%
Mid-Cap Equity Index Portfolio	0.14%
International Portfolio	0.13%
Retirement Income Portfolio	0.08%
2015 Retirement Portfolio	0.07%
2020 Retirement Portfolio	0.07%
2025 Retirement Portfolio	0.06%
2030 Retirement Portfolio	0.06%
2035 Retirement Portfolio	0.07%
2040 Retirement Portfolio	0.07%
2045 Retirement Portfolio	0.07%
2050 Retirement Portfolio	0.07%
2055 Retirement Portfolio	0.11%
2060 Retirement Portfolio	0.05%
Conservative Allocation Portfolio	0.02%
Moderate Allocation Portfolio	0.02%
Aggressive Allocation Portfolio	0.02%
Money Market Portfolio	0.20%
Mid-Term Bond Portfolio	0.45%
Bond Portfolio	0.45%

3.	INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term securities and futures contracts, for the six months ended June 30, 2021 were as follows:

	Equity Index Portfolio	All America Portfolio	Small Cap Value Portfolio	Small Cap Growth Portfolio	Small Cap Equity Index Portfolio
Cost of investment purchases	$9,893,318	$2,763,048	$9,162,906	$6,378,344	$5,550,991

Proceeds from sales of investments	$11,947,913	$2,836,030	$2,023,348	$6,396,955	$2,447,217

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2021

3.	INVESTMENTS (CONTINUED)

	Mid Cap Value Portfolio	Mid-Cap Equity Index Portfolio	International Portfolio	Retirement Income Portfolio	2015 Retirement Portfolio
Cost of investment purchases	$1,661,492	$12,765,134	$1,356,119	$866,114	$736,716

Proceeds from sales of investments	$631,901	12,496,625	$740,875	$112,833	$883,256

	2020 Retirement Portfolio	2025 Retirement Portfolio	2030 Retirement Portfolio	2035 Retirement Portfolio	2040 Retirement Portfolio
Cost of investment purchases	$2,097,786	$3,277,043	$1,537,142	$1,512,353	$1,640,096

Proceeds from sales of investments	$3,464,116	$2,812,776	$596,140	$540,073	$267,672

	2045 Retirement Portfolio	2050 Retirement Portfolio	2055 Retirement Portfolio	2060 Retirement Portfolio	Conservative Allocation Portfolio
Cost of investment purchases	$488,216	$307,319	$335,950	$160,380	$1,451,565

Proceeds from sales of investments	$146,547	$136,361	$33,876	$81,283	$1,724,902

	Moderate Allocation Portfolio	Aggressive Allocation Portfolio	Mid-Term Bond Portfolio	Bond Portfolio
Cost of investment purchases	$4,146,332	$818,814	$1,355,251	$7,022,140

Proceeds from sales of investments	$7,708,833	$261,970	$1,558,601	$4,868,942

The cost of short-term security purchases for the Money Market Portfolio for the six months ended June 30,2021, was $36,019,502. Proceeds from sales for the same period were $35,609,918.

The components of net unrealized appreciation (depreciation) of investments for federal income tax purposes and the cost of investments for federal income tax purposes at June 30,2021 for each of the Portfolios were as follows:

	Equity Index Portfolio	All America Portfolio	Small Cap Value Portfolio	Small Cap Growth Portfolio	Small Cap Equity Index Portfolio
Unrealized Appreciation	$25,416,816	$3,925,934	$2,082,264	$4,314,102	$1,407,809
Unrealized Depreciation	(1,823,953)	(357,126)	(339,273)	(596,259)	(186,341)

Net	$23,592,863	$3,568,808	$1,742,991	$3,717,843	$1,221,468

Tax Cost of Investments	$86,208,688	$13,348,858	$15,321,972	$12,727,139	$7,205,114

	Mid Cap Value Portfolio	Mid-Cap Equity Index Portfolio	International Portfolio	Retirement Income Portfolio	2015 Retirement Portfolio
Unrealized Appreciation	$378,273	$12,045,435	$2,045,895	$280,983	$569,880
Unrealized Depreciation	(50,000)	(1,710,704)	(128,934)	(12,340)	(5,917)

Net	$328,273	$10,334,731	$1,916,961	$268,643	$563,963

Tax Cost of Investments	$2,901,078	$47,672,505	$12,617,738	$3,654,204	$5,826,890

	2020 Retirement Portfolio	2025 Retirement Portfolio	2030 Retirement Portfolio	2035 Retirement Portfolio	2040 Retirement Portfolio
Unrealized Appreciation	$1,806,563	$3,179,982	$2,239,693	$1,286,228	$1,286,791
Unrealized Depreciation	(79,176)	(166,740)	(71,339)	(39,890)	(74,200)

Net	$1,727,387	$3,013,242	$2,168,354	$1,246,338	$1,212,591

Tax Cost of Investments	$14,500,863	$20,691,270	$11,885,990	$6,433,071	$6,055,687

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2021

3.	INVESTMENTS (CONTINUED)

	2045 Retirement Portfolio	2050 Retirement Portfolio	2055 Retirement Portfolio	2060 Retirement Portfolio	Conservative Allocation Portfolio
Unrealized Appreciation	$692,001	$740,764	$120,015	$70,370	$946,979
Unrealized Depreciation	(21,393)	(27,021)	(2,285)	(4,155)	(43,337)

Net	$670,608	$713,743	$117,730	$66,215	$903,642

Tax Cost of Investments	$2,858,286	$2,786,222	$706,881	$343,803	$8,957,675

	Moderate Allocation Portfolio	Aggressive Allocation Portfolio	Money Market Portfolio	Mid-Term Bond Portfolio	Bond Portfolio
Unrealized Appreciation	$3,125,796	$909,370	$—	$319,279	$643,602
Unrealized Depreciation	(66,789)	(65,333)	—	(248,491)	(637,363)

Net	$3,059,007	$844,037	$—	$70,788	$6,239

Tax Cost of Investments	$18,536,129	$4,122,598	$7,974,445	$19,602,528	$35,091,926

Differences between amounts reflected in the Statements of Assets and Liabilities and those computed for federal income tax purposes arise primarily from federal income tax treatment of wash sales, REITs and PFICs.

Investments in affiliated investment companies during the six months ended June 30, 2021 were as follows:

Affiliated Investment Company	Value as of December 31, 2020	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of June 30, 2021
Retirement Income Portfolio
Bond Portfolio	$873,980	$281,894	$777	$(19,625)	$(33,547)	$1,103,479
Equity Index Portfolio	675,294	173,224	5,727	106,222	(29,195)	931,272
Mid-Cap Equity Index Portfolio	184,314	43,305	1,259	32,343	(5,605)	255,616
Mid-Term Bond Portfolio	878,914	237,775	979	(8,699)	(28,880)	1,080,089
Money Market Portfolio	438,477	129,916	—	(396)	(15,606)	552,391

Total	$3,050,979	$866,114	$8,742	$109,845	$(112,833)	$3,922,847

2015 Retirement Portfolio
Bond Portfolio	$1,758,992	$476,497	$2,732	$(42,855)	$(117,361)	$2,078,005
Equity Index Portfolio	1,500,521	52,078	56,687	151,320	(291,019)	1,469,587
International Portfolio	340,119	11,836	2,197	28,604	(18,684)	364,072
Mid-Cap Equity Index Portfolio	591,457	17,371	75,927	20,838	(329,154)	376,439
Mid-Term Bond Portfolio	1,476,059	155,263	3,011	(16,761)	(89,670)	1,527,902
Money Market Portfolio	589,005	23,671	5	(465)	(37,368)	574,848

Total	$6,256,153	$736,716	$140,559	$140,681	$(883,256)	$6,390,853

2020 Retirement Portfolio
Bond Portfolio	$4,279,056	$1,320,387	$12,329	$(112,314)	$(580,361)	$4,919,097
Equity Index Portfolio	4,443,783	168,887	239,402	356,502	(1,221,781)	3,986,793
International Portfolio	1,419,442	55,823	19,255	106,285	(164,166)	1,436,639
Mid-Cap Equity Index Portfolio	1,921,586	64,222	201,952	108,725	(905,916)	1,390,569
Mid-Term Bond Portfolio	3,385,310	434,066	14,433	(47,100)	(446,963)	3,339,746
Money Market Portfolio	767,432	34,889	36	(594)	(102,604)	699,159
Small Cap Growth Portfolio	209,841	9,756	7,231	13,700	(21,163)	219,365
Small Cap Value Portfolio	198,989	9,756	2,818	46,481	(21,162)	236,882

Total	$16,625,439	$2,097,786	$497,456	$471,685	$(3,464,116)	$16,228,250

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2021

3.	INVESTMENTS (CONTINUED)

Affiliated Investment Company	Value as of December 31, 2020	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of June 30, 2021
2025 Retirement Portfolio
Bond Portfolio	$5,252,937	$1,484,802	$14,672	$(132,474)	$(433,481)	$6,186,456
Equity Index Portfolio	6,574,508	552,944	243,189	699,371	(1,234,202)	6,835,810
International Portfolio	2,261,346	197,704	17,454	189,544	(149,914)	2,516,134
Mid-Cap Equity Index Portfolio	2,934,965	237,245	140,097	342,942	(682,595)	2,972,654
Mid-Term Bond Portfolio	3,518,974	474,271	8,631	(40,174)	(223,908)	3,737,794
Money Market Portfolio	—	250,998	—	—	(28,711)	222,287
Small Cap Growth Portfolio	533,240	39,540	9,503	42,931	(29,983)	595,231
Small Cap Value Portfolio	503,782	39,539	2,280	122,527	(29,982)	638,146

Total	$21,579,752	$3,277,043	$435,826	$1,224,667	$(2,812,776)	$23,704,512

2030 Retirement Portfolio
Bond Portfolio	$2,421,199	$372,287	$1,294	$(56,959)	$(43,065)	$2,694,756
Equity Index Portfolio	4,031,407	375,256	23,067	601,703	(120,665)	4,910,768
International Portfolio	1,460,841	286,458	2,256	142,327	(22,195)	1,869,687
Mid-Cap Equity Index Portfolio	2,105,768	176,570	78,840	274,915	(380,883)	2,255,210
Mid-Term Bond Portfolio	1,059,034	86,855	621	(10,023)	(17,186)	1,119,301
Money Market Portfolio	—	126,860	—	—	(1,310)	125,550
Small Cap Equity Index Portfolio	—	55,372	1	662	(262)	55,773
Small Cap Growth Portfolio	427,843	28,742	1,682	41,238	(5,287)	494,218
Small Cap Value Portfolio	403,133	28,742	366	102,127	(5,287)	529,081

Total	$11,909,225	$1,537,142	$108,127	$1,095,990	$(596,140)	$14,054,344

2035 Retirement Portfolio
Bond Portfolio	$1,193,953	$393,013	$2,102	$(31,404)	$(99,042)	$1,458,622
Equity Index Portfolio	2,113,708	512,492	30,242	300,170	(159,465)	2,797,147
International Portfolio	902,444	261,854	7,493	78,208	(64,575)	1,185,424
Mid-Cap Equity Index Portfolio	1,174,607	236,054	35,902	166,830	(178,272)	1,435,121
Small Cap Equity Index Portfolio	66,764	14,123	1,398	14,529	(4,305)	92,509
Small Cap Growth Portfolio	281,955	47,409	5,802	22,156	(17,207)	340,115
Small Cap Value Portfolio	270,511	47,408	2,251	67,508	(17,207)	370,471

Total	$6,003,942	$1,512,353	$85,190	$617,997	$(540,073)	$7,679,409

2040 Retirement Portfolio
Bond Portfolio	$710,055	$298,611	$940	$(14,926)	$(25,453)	$969,227
Equity Index Portfolio	1,813,768	552,203	10,069	290,601	(64,906)	2,601,735
International Portfolio	928,362	325,022	3,035	91,761	(28,349)	1,319,831
Mid-Cap Equity Index Portfolio	1,167,249	314,642	24,631	175,153	(133,409)	1,548,266
Small Cap Equity Index Portfolio	113,362	30,802	3,040	23,899	(3,165)	167,938
Small Cap Growth Portfolio	241,884	59,407	1,942	22,686	(6,195)	319,724
Small Cap Value Portfolio	229,529	59,409	343	58,471	(6,195)	341,557

Total	$5,204,209	$1,640,096	$44,000	$647,645	$(267,672)	$7,268,278

2045 Retirement Portfolio
Bond Portfolio	$333,653	$61,350	$247	$(8,086)	$(12,288)	$374,876
Equity Index Portfolio	967,115	157,714	9,554	150,942	(44,233)	1,241,092
International Portfolio	496,554	128,879	2,305	49,758	(15,799)	661,697
Mid-Cap Equity Index Portfolio	625,223	89,548	13,409	98,550	(65,896)	760,834
Small Cap Equity Index Portfolio	60,449	8,144	246	14,511	(1,022)	82,328
Small Cap Growth Portfolio	162,641	21,291	1,214	15,229	(3,655)	196,720
Small Cap Value Portfolio	153,087	21,290	643	39,981	(3,654)	211,347

Total	$2,798,722	$488,216	$27,618	$360,885	$(146,547)	$3,528,894

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2021

3.	INVESTMENTS (CONTINUED)

Affiliated Investment Company	Value as of December 31, 2020	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of June 30, 2021
2050 Retirement Portfolio
Bond Portfolio	$298,975	$30,878	$220	$(7,064)	$(9,309)	$313,700
Equity Index Portfolio	979,518	91,062	8,685	144,749	(39,383)	1,184,631
International Portfolio	547,344	98,892	2,218	52,584	(14,740)	686,298
Mid-Cap Equity Index Portfolio	681,180	54,569	13,102	104,782	(64,825)	788,808
Small Cap Equity Index Portfolio	95,068	7,208	421	22,219	(1,667)	123,249
Small Cap Growth Portfolio	168,135	12,356	1,144	15,798	(3,219)	194,214
Small Cap Value Portfolio	158,993	12,354	561	40,375	(3,218)	209,065

Total	$2,929,213	$307,319	$26,351	$373,443	$(136,361)	$3,499,965

2055 Retirement Portfolio
Bond Portfolio	$38,145	$32,995	$57	$(678)	$(1,975)	$68,544
Equity Index Portfolio	149,776	115,922	3,096	24,888	(15,622)	278,060
International Portfolio	83,748	69,316	539	9,201	(3,896)	158,908
Mid-Cap Equity Index Portfolio	104,380	70,719	1,981	17,183	(9,988)	184,275
Small Cap Equity Index Portfolio	14,544	8,651	89	3,635	(309)	26,610
Small Cap Growth Portfolio	31,007	19,173	344	3,201	(1,042)	52,683
Small Cap Value Portfolio	29,458	19,174	135	7,808	(1,044)	55,531

Total	$451,058	$335,950	$6,241	$65,238	$(33,876)	$824,611

2060 Retirement Portfolio
Bond Portfolio	$19,339	$12,179	$231	$(548)	$(5,375)	$25,826
Equity Index Portfolio	92,514	54,907	4,623	11,527	(30,436)	133,135
International Portfolio	56,122	32,796	1,249	4,807	(13,471)	81,503
Mid-Cap Equity Index Portfolio	69,014	35,630	2,478	9,298	(18,391)	98,029
Small Cap Equity Index Portfolio	12,423	6,213	584	2,157	(2,618)	18,759
Small Cap Growth Portfolio	19,962	9,332	2,292	(292)	(6,996)	24,298
Small Cap Value Portfolio	18,590	9,323	(1)	4,552	(3,996)	28,468

Total	$287,964	$160,380	$11,456	$31,501	$(81,283)	$410,018

Conservative Allocation Portfolio
Bond Portfolio	$2,807,511	$435,471	$9,787	$(77,734)	$(515,162)	$2,659,873
Equity Index Portfolio	2,645,091	362,889	87,356	311,209	(436,996)	2,969,549
International Portfolio	534,638	72,577	11,273	38,046	(85,860)	570,674
Mid-Cap Equity Index Portfolio	508,221	72,578	19,176	70,637	(85,860)	584,752
Mid-Term Bond Portfolio	3,200,283	508,050	18,389	(49,229)	(601,024)	3,076,469

Total	$9,695,744	$1,451,565	$145,981	$292,929	$(1,724,902)	$9,861,317

Moderate Allocation Portfolio
Bond Portfolio	$5,308,688	$1,036,583	$41,042	$(167,244)	$(1,925,135)	$4,293,934
Equity Index Portfolio	8,552,203	1,451,215	589,178	651,179	(2,703,484)	8,540,291
International Portfolio	2,419,767	414,634	106,679	109,201	(770,054)	2,280,227
Mid-Cap Equity Index Portfolio	3,734,728	621,950	283,186	371,519	(1,155,080)	3,856,303
Mid-Term Bond Portfolio	3,186,591	621,950	37,356	(66,436)	(1,155,080)	2,624,381

Total	$23,201,977	$4,146,332	$1,057,441	$898,219	$(7,708,833)	$21,595,136

Aggressive Allocation Portfolio
Bond Portfolio	$690,171	$163,762	$1,074	$(16,758)	$(50,797)	$787,452
Equity Index Portfolio	1,400,251	286,588	20,446	202,103	(96,880)	1,812,508
International Portfolio	588,521	122,823	5,212	50,913	(38,098)	729,371
Mid-Cap Equity Index Portfolio	795,501	163,763	12,202	132,096	(50,797)	1,052,765
Small Cap Growth Portfolio	263,343	40,939	4,423	23,585	(12,699)	319,591
Small Cap Value Portfolio	187,956	40,939	2,157	46,595	(12,699)	264,948

Total	$3,925,743	$818,814	$45,514	$438,534	$(261,970)	$4,966,635

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2021

4.	CAPITAL SHARE ACTIVITY

The Investment Company has registered an indefinite number of its capital shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. As of June 30,2021, shares authorized were allocated into the 25 series of Portfolios as follows:

Authorized No. of Shares
Total Shares Allocated
Equity Index Portfolio	30,000,000
All America Portfolio	10,000,000
Small Cap Value Portfolio	10,000,000
Small Cap Growth Portfolio	15,000,000
Small Cap Equity Index Portfolio	10,000,000
Mid Cap Value Portfolio	5,000,000
Mid-Cap Equity Index Portfolio	40,000,000
International Portfolio	25,000,000
Retirement Income Portfolio	5,000,000
2015 Retirement Portfolio	10,000,000
2020 Retirement Portfolio	25,000,000
2025 Retirement Portfolio	25,000,000
2030 Retirement Portfolio	15,000,000
2035 Retirement Portfolio	10,000,000
2040 Retirement Portfolio	10,000,000
2045 Retirement Portfolio	10,000,000
2050 Retirement Portfolio	10,000,000
2055 Retirement Portfolio	10,000,000
2060 Retirement Portfolio	10,000,000
Conservative Allocation Portfolio	10,000,000
Moderate Allocation Portfolio	25,000,000
Aggressive Allocation Portfolio	10,000,000
Money Market Portfolio	10,000,000
Mid-Term Bond Portfolio	35,000,000
Bond Portfolio	40,000,000

Sub-Total	415,000,000
Shares to be allocated at the discretion of the Board of Directors	135,000,000

Total	550,000,000

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2021

4.	CAPITAL SHARE ACTIVITY (CONTINUED)

On September 25, 2020, after the close of trading on the New York Stock Exchange, the Portfolios listed below effected a 1 for 10 reverse split, and post-split shares began trading on September 28, 2020. As a result of the reverse split, every ten pre-split shares were automatically exchanged for one post-split share. The effect of the reverse split transaction was to reduce the number of shares outstanding by the reverse split factor and resulted in a proportionate increase in the net asset value per share. These transactions had not changed the net assets or the value of a shareholder’s investment. Shares issued and outstanding immediately prior to and after the reverse share split, not accounting for fractional shares, are listed below.

	Pre-split		Post-split
Portfolio	Shares Outstanding	NAV	Shares Outstanding	NAV
Equity Index Portfolio	17,004,903	$4.96	1,700,490	$49.63
All America Portfolio	5,256,558	$2.38	525,656	$23.83
Small Cap Value Portfolio	5,400,452	$1.10	540,045	$11.04
Small Cap Growth Portfolio	6,765,883	$1.60	676,588	$16.01
Small Cap Equity Index Portfolio	3,931,560	$0.82	393,156	$8.21
Mid Cap Value Portfolio	1,092,225	$1.37	109,222	$13.66
Mid-Cap Equity Index Portfolio	19,325,613	$1.99	1,932,561	$19.95
International Portfolio	12,902,585	$0.84	1,290,259	$8.38
Retirement Income Portfolio	2,483,647	$1.25	248,365	$12.55
2015 Retirement Portfolio	5,405,404	$1.07	540,540	$10.74
2020 Retirement Portfolio	12,222,000	$1.26	1,222,200	$12.62
2025 Retirement Portfolio	14,112,315	$1.37	1,411,231	$13.73
2030 Retirement Portfolio	7,253,464	$1.42	725,346	$14.22
2035 Retirement Portfolio	3,473,571	$1.43	347,357	$14.34
2040 Retirement Portfolio	3,007,567	$1.41	300,757	$14.11
2045 Retirement Portfolio	1,683,211	$1.39	168,321	$13.89
2050 Retirement Portfolio	1,386,056	$1.69	138,606	$16.86
2055 Retirement Portfolio	288,405	$1.27	28,840	$12.75
2060 Retirement Portfolio	219,155	$1.06	21,916	$10.61
Conservative Allocation Portfolio	6,319,065	$1.32	631,906	$13.17
Moderate Allocation Portfolio	13,702,383	$1.56	1,370,238	$15.64
Aggressive Allocation Portfolio	2,127,908	$1.70	212,791	$17.05
Money Market Portfolio	6,096,389	$1.24	609,639	$12.36
Mid-Term Bond Portfolio	17,837,532	$1.12	1,783,753	$11.19
Bond Portfolio	21,793,694	$1.58	2,179,369	$15.78

5.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION

The Portfolios of Mutual of America Variable Insurance Portfolios, Inc. commenced operations on January 24, 2020. On December 21, 2020, required dividend distributions from net investment income, in the amount of $17,863 and $58,585, respectively, were declared and paid by the Money Market Portfolio and the Small Cap Equity Index Portfolio. The Small Cap Equity Index Portfolio also declared and paid $1,139 of long-term capital gains, and the Money Market Portfolio distributed $360 of return of capital.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2021

5.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

Undistributed net income and gains (losses) — As of June 30, 2021, undistributed net income and undistributed accumulated gain (loss) for federal income tax purposes were as follows:

	Equity Index Portfolio	All America Portfolio	Small Cap Value Portfolio	Small Cap Growth Portfolio	Small Cap Equity Index Portfolio
Accumulated undistributed net investment income	$2,104,593	$280,537	$153,595	$556,347	$373,420
Accumulated undistributed net realized gain/(loss) on investments	$1,050,333	$338,247	$(558,644)	$1,065,967	$282,770
Net unrealized appreciation (depreciation) of investments	$23,592,863	$3,568,808	$1,742,991	$3,717,843	$1,221,468

	Mid Cap Value Portfolio	Mid-Cap Equity Index Portfolio	International Portfolio	Retirement Income Portfolio	2015 Retirement Portfolio
Accumulated undistributed net investment income	$47,324	$911,114	$388,343	$18,820	$—
Accumulated undistributed net realized gain/(loss) on investments	$30,721	$572,925	$(302,676)	$4,204	$135,637
Net unrealized appreciation (depreciation) of investments	$328,273	$10,334,731	$1,916,961	$268,643	$563,963

	2020 Retirement Portfolio	2025 Retirement Portfolio	2030 Retirement Portfolio	2035 Retirement Portfolio	2040 Retirement Portfolio
Accumulated undistributed net investment income	$—	$43,204	$—	$—	$8,888
Accumulated undistributed net realized gain/(loss) on investments	$469,399	$386,084	$(234,563)	$83,773	$27,326
Net unrealized appreciation (depreciation) of investments	$1,727,387	$3,013,242	$2,168,354	$1,246,338	$1,212,591

	2045 Retirement Portfolio	2050 Retirement Portfolio	2055 Retirement Portfolio	2060 Retirement Portfolio	Conservative Allocation Portfolio
Accumulated undistributed net investment income	$—	$2,154	$—	$224	$56,515
Accumulated undistributed net realized gain/(loss) on investments	$(13,310)	$26,306	$(42,843)	$(10,253)	$126,788
Net unrealized appreciation (depreciation) of investments	$670,608	$713,743	$117,730	$66,215	$903,642

	Moderate Allocation Portfolio	Aggressive Allocation Portfolio	Money Market Portfolio	Mid-Term Bond Portfolio	Bond Portfolio
Accumulated undistributed net investment income	$—	$—	$—	$514,051	$825,034
Accumulated undistributed net realized gain/(loss) on investments	$536,648	$27,595	$(481)	$18,633	$(9,439)
Net unrealized appreciation (depreciation) of investments	$3,059,007	$844,037	$—	$70,788	$6,239

The difference between the components of distributable earnings for income tax purposes and the amounts reflected in the statements of assets and liabilities arise primarily from federal income tax treatment of wash sales, REITs and PFICs

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2021

6.	RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Portfolio’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Funds have complied with ASU 2018-13 for the six months ended June 30, 2021, resulting in i) disclosures for the total unrealized gain or loss attributable to fair value changes in Level 3 securities, and ii) the elimination of the disclosure of the reasons and amounts of transfers between Level 1 and Level 2, and the Funds’ valuation processes for Level 3 securities.

In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments that will undergo reference rate-related modifications as a result of the reference rate reform.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule will become effective 60 days after publication in the Federal Register, and will have a compliance date 18 months following the effective date. Management is currently evaluating the Rule and its impact to the Funds.

7.	OTHER MATTERS

During 2020, the COVID-19 outbreak was declared a pandemic by the World Health Organization. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak. The rapid development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse impact on economic and market conditions and trigger a period of global economic slowdown.

Management is still monitoring developments relating to COVID-19 and are coordinating its operational response based on existing business continuity plans and on guidance from global health organizations, relevant governments and general pandemic response best practices.

8.	REORGANIZATIONS

On July 31, 2020, the Investment Company 2010 Retirement Portfolio (“Transferor Fund”), was reorganized into the Retirement Income Portfolio, (“Surviving Fund”) in accordance with an Agreement and Plan of Reorganization (the “Agreement”) made on February 28, 2020. The Agreement provided for the transfer of all assets of the Transferor Fund for shares of the Surviving Fund and the assumption of the liabilities of the Transferor Fund by the Surviving Fund. The Transferor Fund then ceased operations.

On the reorganization date, the Transferor Fund had the following total investment cost and value, representing the principal assets acquired by the Surviving Fund:

Transferor Fund	Total Investment Value	Total Investment Cost	Unrealized Gain on Investments
2010 Retirement Portfolio	$312,786	$305,159	$7,627

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives and policies.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2021

8.	REORGANIZATIONS (CONTINUED)

The acquisition was accomplished by a tax-free exchange , for tax purposes only, of the following shares on July 31, 2020:

Transferor Fund	Shares(a)	Surviving Fund	Shares(a)	Value
2010 Retirement Portfolio	30,333	Retirement Income Portfolio	24,918	$312,727

a)	Shares adjusted for the 1 for 10 reverse share split on September 25, 2020.

For financial reporting purposes, assets received and shares issued by the Surviving Fund, including the associated cost basis of the acquired investments, were recorded at fair value.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Transferor Fund	Net Assets	Unrealized Appreciation on Investments	Surviving Fund	Net Assets
2010 Retirement Portfolio	$312,727	$7,627	Retirement Income Portfolio	$2,038,735

Assuming the acquisition had been completed on January 1, 2020, the Surviving Fund’s unaudited pro forma results of operations for the year ended December 31, 2020 would have been as follows:

Surviving Fund	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain on Investments(b)	Net Increase in Net Assets Resulting from Operations
Retirement Income Portfolio	$(648)	$173,627	$172,979

a)

Net investment income (loss) as reported in the Statement of Operations (Year ended December 31, 2020) of the Surviving Fund, plus net investment income from the Transferor Fund pre-merger were as follows:

Transferor Fund	Net Investment Income (Loss)
2010 Retirement Portfolio	$(101)

b)

Net realized and unrealized gain (loss) on investments as reported in the Statement of Operations (Year ended December 31, 2020) of the Surviving Fund, plus net realized and unrealized gain (loss) on investments from the Transferor Fund pre-merger were as follows:

Transferor Fund	Net Realized and Change in Unrealized Gain (Loss) on Investments
2010 Retirement Portfolio	$1,442

Since both the Transferor Fund and the Surviving Fund sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment fund had been managed as a single integrated fund since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Transferor Fund that have been included in the Surviving Fund’s Statement of Operations since July 31, 2020.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

ADDITIONAL INFORMATION

Quarterly Portfolio Schedules

Included in this Semi-Annual Report are schedules of Mutual of America Variable Insurance Portfolios, Inc.’s (“Investment Company”) portfolio holdings as of June 30, 2021. The Investment Company files complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-PORT and N-CSR are available on the SEC’s website at http://www.sec.gov.

Proxy Voting Policies and Procedures

A copy of the Investment Company’s proxy voting policies and procedures can be obtained free of charge by calling 1-800-468-3785. It is also available on the SEC’s website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2021 is available without charge by calling 1-800-468-3785. It is also available on the SEC website.

Code of Ethics

The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call (212) 224-1568 or write to:

Ms. Kathryn A. Lu

Executive Vice President and Chief Compliance Officer

Mutual of America Variable Insurance Portfolios, Inc.

320 Park Avenue

New York, NY 10022-6839

Investment Advisory Agreements

At its meeting held on November 6, 2019, the Board of Directors of the Investment Company entered into an investment advisory agreement with Mutual of America Capital Management Corporation (the “Adviser”) for an initial period of two years. The Board determined that the agreement with the Adviser was in the best interest of the Investment Company based on the following considerations which are further enumerated below. The Board concluded that Mutual of America Capital Management Corporation would be performing extensive services for the Investment Company and has demonstrated satisfactory performance in its performance of such services for similar investment companies, that its fee is reasonable in comparison to fees charged for similar services to similar funds by other advisers, that the method of calculating the fee is reasonable, that the Adviser will not make excessive profits from the contract and the fee levels reflect that the Portfolios will appropriately benefit from economies of scale.

Nature, Extent and Quality of Services

The Board considered the depth of experience and organizational structure of the Adviser. At September 30, 2019, the Adviser had approximately $18 billion of assets under management. The individual portfolio managers that oversee the investment performance of each of the Investment Company’s Portfolios have extensive experience and knowledge of the specific markets in which they participate. The Adviser adheres to a strict best execution policy which requires it to select broker/dealers based on their ability to execute trades at a favorable and reasonable price. All else being equal, the Advisor will also consider any research that the broker/dealers may provide. The Adviser maintains a highly qualified staff of research analysts and quantitative analysts who assist in the implementation of the disciplined investment policies employed by the portfolio managers to enhance stock selection and manage risk in the portfolios. The Adviser’s quantitative analysts have developed proprietary models that result in daily risk and attribution reports as well as information on stock movements, to enable the portfolio managers to make fully informed decisions on stock selection and to constantly evaluate the structure of each portfolio. When purchasing research and other services, the Adviser uses its own funds to purchase such services from recognized firms that are utilized by the research staff. The Adviser also receives research services from broker/dealers which are utilized to benefit the Portfolios. The Board was aware of the receipt of these research services when it considered renewing the advisory agreement with the Adviser. The Adviser, at no cost, provides services beyond those set forth in the advisory agreement, such as assistance in the preparation of marketing materials and attendance at client and prospect meetings.

Investment Performance

Although the Portfolios were not yet operational, the Board considered the short- and long-term performance of other investment companies managed by the Adviser, which it determined were favorable due to the Adviser’s investment process and personnel, including the quantitative research group mentioned above.

Cost and Profit

The Board compared the advisory fees charged to each Portfolio by the Adviser with fees of numerous similar funds. In the case of each Portfolio, the Adviser’s fee compared favorably with fees charged by other advisers. Finally, the Adviser has not shown excessively high profits from the fees it is paid by similar investment companies.

Economies of Scale

The Board concluded that the reasonableness of the Adviser’s fees, particularly when compared to fees of similar funds that, in most cases, are many times the asset size of the Portfolios of the Investment Company demonstrates the fact that the Portfolios are benefiting from economies of scale. The Adviser utilizes the resources at its disposal efficiently. Its fees reflect cost savings and expense discounts, if any, that it realizes from volume increases.

Liquidity Risk Management Program

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, the Investment Company has adopted a liquidity risk management program (the “Program”) that is designed to assess and manage the liquidity risk of each Fund (the risk that the Fund would be unable to meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund). The Liquidity Rule requires each registered open-end investment company (not including money market funds) to adopt and implement a written Program. The Liquidity Rule further requires that the Board of Directors shall be responsible for reviewing, no less frequently than annually, a written report from the Program Administrator that addresses the operation of the Program and its effectiveness of implementation. The Board has appointed a Liquidity Risk Management Committee (“LRMC”) comprised of officers from multiple departments within Mutual of America Life Insurance Company to serve as the Program Administrator. The Program Administrator is responsible for the implementation and ongoing administration of the Program, which includes assessing each Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, each of the Fund’s portfolio investments is classified on a daily basis into one of four liquidity categories based on estimations of the number of days an investment is expected to reasonably be converted into cash in current market conditions without significantly changing the investment’s market value.

In April 2021, as required by the Program and the Liquidity Rule, the LRMC provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the past year (the “Reporting Period”). During the Reporting Period, all of the Funds were primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). Each of the Funds were well above the 50% threshold of assets in highly liquid investments to be designated as a Primarily Highly Liquid Fund. As a result, the Funds were not required to adopt, and have not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Funds did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). The Funds did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, the LRMC stated that it believes the Program has operated adequately and effectively to manage each Fund’s liquidity risk during the Reporting Period in compliance with the statutory requirements of the Liquidity Rule. The LRMC also did not recommend any changes to the Program during the Reporting Period.

ITEM 2.	CODE OF ETHICS.

Item not applicable to semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Item not applicable to semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item not applicable to semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	Not applicable. The complete Schedules of Investment are included as part of the Reports to Stockholders in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES

FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

Attached hereto:

(a) (1) Not applicable to semi-annual report.

(2) Exhibit 99.CERT	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3) Not applicable.

(b) Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Variable Insurance Portfolios, Inc.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Variable Insurance Portfolios, Inc.

Date: September 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Variable Insurance Portfolios, Inc.

Date: September 3, 2021

By:	/s/ CHRIS W. FESTOG
Chris W. Festog
Senior Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Variable Insurance Portfolios, Inc.

Date: September 3, 2021